Equitable Accumulator Plus(SM)

A Combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMAITON
AUGUST 2, 1999, AS REVISED
SEPTEMBER 2, 1999

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK  10104
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This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Equitable Accumulator Plus prospectus, dated August 2, 1999. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 49. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the Processing Office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll-free, or by contacting your registered representative.

TABLE OF CONTENTS

Unit Values                                            2
Annuity Unit Values                                    2
Custodian and Independent Accountants                  3
Yield Information for the Alliance Money Market
   Option and Alliance High Yield Option               3
Long-Term Market Trends                                4
Key Factors in Retirement Planning                     7
Financial Statements                                  11
Investment Performance of Variable
   Investment Options                                 12







    Copyright 1999 The Equitable Life Assurance Society of the United States

    All rights reserved. Accumulator Plus is a service mark of The Equitable
                    Assurance Society of the United States.


EDIPLUS 8/99

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UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator Plus.

The unit value for a variable investment option for any valuation period is equal to: (1) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

[a/b] - c

where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by The Hudson River Trust or EQ Advisors Trust.

(b) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge, and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.60%.

ANNUITY UNIT VALUES

The annuity unit value for each variable investment option was fixed at $1.00 on each option's respective effective date (as shown in the prospectus) for contracts with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each valuation period after that date, it is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date you specify. The payments are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in your contract.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period or period certain). If the annuity involved is a life

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contingency, the risk class and the age of the annuitants will affect payments.

The amount of the fourth and each later payment will vary according to the investment performance of the variable investment options. We calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Variable income annuities may also be available by separate prospectus through other separate accounts we offer.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of The Hudson River Trust and EQ Advisors Trust owned by Separate Account No. 49.

The financial statements of Separate Account No. 49 as at December 31, 1998 and for the periods ended December 31, 1998 and 1997, and the consolidated financial statements of Equitable Life as at December 31, 1998 and 1997 and for each of the three years ended December 31, 1998 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE ALLIANCE MONEY MARKET OPTION AND ALLIANCE HIGH YIELD OPTION

ALLIANCE MONEY MARKET OPTION

The Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the Alliance Money Market option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 )[Superscript: 365/7] - 1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the

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Alliance Money Market option will fluctuate and not remain constant.

ALLIANCE HIGH YIELD OPTION

The Alliance High Yield option calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the Alliance High Yield option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The yield for the Alliance High Yield option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of units of the Alliance High Yield option will fluctuate and not remain constant.

ALLIANCE MONEY MARKET OPTION AND ALLIANCE HIGH YIELD OPTION YIELD INFORMATION

The yields for the Alliance Money Market option and Alliance High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the Alliance Money Market option and Alliance High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. Nor should the yields be compared to the yields of money market options made available to the general public.

The seven-day current yield for the Alliance Money Market option was 3.94% for the period ended December 31, 1998. The effective yield for that period was 4.02%.

The 30-day current yield for the Alliance High Yield option was 12.64% for the period ended December 31, 1998.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the Alliance Money Market and Alliance High Yield Portfolios which reflect only the deduction of The Hudson River Trust-level expenses.

LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the variable investment options, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of your own financial needs (for example, the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the variable investment options.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their account value to those variable investment options that invest in stocks.

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                    GROWTH OF $1 INVESTED ON JANUARY 1, 1958

                      (VALUES ARE AS OF LAST BUSINESS DAY)


[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED AREA GRAPH IN THE PRINTED DOCUMENT:]


               Common Stock       Inflation
1958               1.00              1.00
1959               1.12              1.01
1960               1.12              1.03
1961               1.43              1.04
1962               1.30              1.05
1963               1.60              1.07
1964               1.86              1.08
1965               2.10              1.10
1966               1.88              1.14
1967               2.34              1.17
1968               2.59              1.23
1969               2.37              1.30
1970               2.47              1.37
1971               2.82              1.42
1972               3.36              1.47
1973               2.87              1.60
1974               2.11              1.79
1975               2.89              1.92
1976               3.58              2.01
1977               3.32              2.15
1978               3.54              2.34
1979               4.19              2.65
1980               5.55              2.98
1981               5.28              3.25
1982               6.41              3.37
1983               7.86              3.50
1984               8.35              3.64
1985              11.03              3.78
1986              13.07              3.82
1987              13.75              3.99
1988              16.07              4.16
1989              21.13              4.36
1990              20.46              4.62
1991              26.74              4.76
1992              28.75              4.90
1993              31.63              5.04
1994              32.04              5.17
1995              44.03              5.30
1996              54.19              5.48
1997              72.27              5.57
1998              92.93              5.67


[LIGHT SHADED AREA = COMMON STOCK]
[DARK SHADED AREA = INFLATION]

[END OF GRAPHICALLY REPRESENTED DATA]


Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their account value to those variable investment options that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1998.

                    GROWTH OF $1 INVESTED ON JANUARY 1, 1990

                      (VALUES ARE AS OF LAST BUSINESS DAY)

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK AND WHITE LINE GRAPH IN THE PRINTED DOCUMENT:]

                       Intermediate-Term
                          Govt. Bonds               Common Stocks
  1/1/90                      1.00                      1.00
  Jan.                        0.99                      0.93
  Feb.                        0.99                      0.94
  Mar.                        0.99                      0.97
  Apr.                        0.98                      0.95
  May                         1.01                      1.04
  June                        1.02                      1.03
  July                        1.04                      1.03
  Aug.                        1.03                      0.93
  Sep.                        1.04                      0.89
  Oct.                        1.06                      0.89
  Nov.                        1.08                      0.94
  Dec.                        1.10                      0.97

[END OF GRAPHICALLY REPRESENTED DATA]



The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1998 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. Investment management fees or expenses and charges typically associated with deferred annuity products, are not reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

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The rates of return illustrated do not represent returns of the variable investment options. In addition, there is no assurance that the performance of the variable investment options will correspond to rates of return such as those illustrated in the chart.
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MARKET TRENDS:
ILLUSTRATIVE ANNUAL RATES OF RETURN

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                                            LONG-TERM      LONG-TERM      INTERMEDIATE-     U.S.
FOR THE FOLLOWING PERIODS      COMMON       GOVERNMENT     CORPORATE      TERM GOV'T.       TREASURY     CONSUMER
ENDING DECEMBER 31, 1998       STOCKS       BONDS          BONDS          BONDS             BILLS        PRICE INDEX
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1 Year                         28.58%       13.06%         10.76%         10.21%            4.86%        1.80%
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3 Years                        28.27        9.07           8.25           6.84              5.11         2.27
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5 Years                        24.06        9.52           8.74           6.20              4.96         2.41
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10 Years                       19.19        11.66          10.85          8.74              5.29         3.14
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20 Years                       17.75        11.14          10.86          9.85              7.17         4.53
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30 Years                       12.67        9.09           9.14           8.71              6.76         5.24
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40 Years                       12.00        7.20           7.43           7.39              5.94         4.44
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50 Years                       13.56        5.89           6.20           6.21              5.07         3.92
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60 Years                       12.49        5.43           5.62           5.50              4.26         4.19
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Since 12/31/26                 11.21        5.29           5.78           5.32              3.78         3.15
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Inflation Adjusted Since 1926   7.82        2.08           2.55           2.11              0.62         0.00
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SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield,
Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1998
Yearbook(TM), Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500)--Standard and Poor's
Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and reasonably current coupon.

LONG-TERM CORPORATE BONDS--For the period 1969-1998, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period
1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1998; for the period 1927-1945, the
Standard and Poor's monthly High-Grade Corporate
Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

INTERMEDIATE-TERM GOVERNMENT BONDS--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month the bill having the shortest maturity not less than one month.

INFLATION--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

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KEY FACTORS IN RETIREMENT PLANNING

INTRODUCTION

The Equitable Accumulator Plus is available to help meet the retirement income and investment needs of individuals. In assessing these retirement needs, some key factors need to be addressed: (1) the impact of inflation on fixed retirement incomes; (2) the importance of planning early for retirement; (3) the benefits of tax deferral; (4) the selection of an appropriate investment strategy; and (5) the benefit of receiving annuity payments. Each of these factors is addressed below.


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Unless otherwise noted, all of the following presentations use an assumed annual rate of return of 7.5% compounded annually. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return for any investment vehicle. In addition, unless otherwise noted, none of the illustrations reflect any charges that may be applied under a particular investment vehicle. Such charges would effectively reduce the actual return under any type of investment.
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All earnings in these presentations are assumed to accumulate tax deferred unless otherwise noted. Most programs designed for retirement savings offer tax deferral. Monies are taxed upon withdrawal and a 10% penalty tax may apply to premature withdrawals. Certain retirement programs prohibit early withdrawals. See "Tax information" in the prospectus. Where taxes are taken into consideration in these presentations, a 28% tax rate is assumed.

The source of the data used by us to compile the charts which appear in this section (other than charts 1, 2, 3, 4 and 7) is Ibbotson Associates, Inc., Chicago, Stocks, Bonds, Bills and Inflation [1998] Yearbook.(TM) All rights reserved.

In reports or other communications or in advertising material, we may make use of these or other graphic or numerical illustrations that we prepare showing the impact of inflation, planning early for retirement, tax deferral, diversification and other concepts important to retirement planning.

INFLATION

Inflation erodes purchasing power. This means that, in an inflationary period, the dollar is worth less as time passes. Because many people live on a fixed income during retirement, inflation is of particular concern to them. The charts that follow illustrate the harmful impact of inflation over an extended period of time. Between 1968 and 1998, the average annual inflation rate was 5.24%. As demonstrated in Chart 1, this 5.24% annual rate of inflation would cause the purchasing power of $35,000 to decrease to only $7,562 after 30 years.

                                     CHART 1

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                        (Income)
Today                   35,000
10 Years                21,002
20 Years                12,602
30 Years                 7,562

[END OF GRAPHICALLY REPRESENTED DATA]


In Chart 2, the impact of inflation is examined from another perspective. Specifically, the chart illustrates the additional income needed to maintain the purchasing power of $35,000 over a thirty-year period. Again, the 1968-1998 historical inflation rate of 5.24% is used. In this case, an additional $126,992 would be required to maintain the purchasing power of $35,000 after 30 years.

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                                     CHART 2

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                      Annual
                      Income             Increase
                      Needed               Needed
Today                  35,000                   -
10 Years               58,328              23,325
20 Years               97,204              62,204
30 Years              161,992             126,992

[END OF GRAPHICALLY REPRESENTED DATA]

STARTING EARLY

The impact of inflation highlights the need to begin a retirement program early. The value of starting early is illustrated in the following charts.

As shown in Chart 3, if an individual makes annual contributions of $2,500 to his or her retirement program beginning at age 30, he or she would accumulate $414,551 by age 65 under the assumptions described earlier. If that individual waited until age 50, he or she would only accumulate $70,193 by age 65 under the same assumptions.

                                     CHART 3

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
AREA GRAPH IN THE PRINTED DOCUMENT:]

[BLACK:]  Age 50      $0          $0          $0          $0           $0      $15,610      $38,020      $70,193
[WHITE:]  Age 40      $0          $0          $0     $15,610      $38,020      $70,193     $116,381     $182,691
[GRAY:]   Age 30      $0     $15,610     $38,020     $70,193     $116,381     $182,691     $277,886     $414,551

[END OF GRAPHICALLY REPRESENTED DATA]


In Table 1, the impact of starting early is demonstrated in another format. For example, if an individual invests $300 monthly, he or she would accumulate $387,193 in thirty years under our assumptions. In contrast, if that individual invested the same $300 per month for 15 years, he or she would accumulate only $97,804 under our assumptions.

                                     TABLE 1

---------------------------------------------------------
 MONTHLY
 CONTRI-     YEAR     YEAR     YEAR      YEAR     YEAR
 BUTION       10       15       20        25       30
---------------------------------------------------------
  $ 20    $ 3,532  $ 6,520  $ 10,811  $ 16,970 $ 25,813
---------------------------------------------------------
    50      8,829   16,301    27,027    42,425   64,532
---------------------------------------------------------
   100     17,659   32,601    54,053    84,851  129,064
---------------------------------------------------------
   200     35,317   65,202   108,107   169,701  258,129
---------------------------------------------------------
   300     52,976   97,804   162,160   254,552  387,193
---------------------------------------------------------

Chart 4 presents an additional way to demonstrate the significant impact of starting to make contributions to a retirement program earlier rather than later. It assumes that an individual had a goal to accumulate $250,000 (pretax) by age 65. If he or she starts at age 30, under our assumptions he or she could reach the goal by making a monthly pretax

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contribution of $129 (equivalent to $93 after taxes). The total net cost for the 30-year-old in this hypothetical example would be $39,265. If the individual in this hypothetical example waited until age 50, he or she would have to make a monthly pretax contribution of $767 (equivalent to $552 after taxes) to attain the goal, illustrating the importance of starting early.

                                     CHART 4

                            GOAL: $250,000 BY AGE 65

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK AND WHITE
VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                            GOAL: $250,000 BY AGE 65

                                                         Tax Savings
                                                     and Tax-deferred
                                        Net Cost     Earnings at 7.5%
 $93 per month        Age 30           $ 39,265             $ 210,735
$212 per month        Age 40             63,641               186,359
$552 per month        Age 50             99,383               150,617

[END OF GRAPHICALLY REPRESENTED DATA]

TAX DEFERRAL

Contributing to a retirement plan early is part of an effective strategy for addressing the impact of inflation. Another part of such a strategy is to carefully select the types of retirement programs in which to invest. In deciding where to invest retirement contributions, there are three basic types of programs.

The first type offers the most tax benefits, and therefore is potentially the most beneficial for accumulating funds for retirement. Contributions are made with pre-tax dollars or are tax deductible and earnings grow income tax deferred. An example of this type of program is the deductible traditional IRA.

The second type of program also provides for tax-deferred earnings growth; however, contributions are made with after-tax dollars. Examples of this type of program are nondeductible traditional IRAs and non-qualified annuities.

The third approach to retirement savings is fully taxable. Contributions are made with after-tax dollars and earnings are taxed each year. Examples of this type of program include certificates of deposit, savings accounts, and taxable stock, bond or mutual fund investments.

Consider an example. For the type of retirement program that offers both pre-tax contributions and tax deferral, assume that a $2,000 annual pre-tax contribution is made for thirty years. In this example, the retirement funds would be $164,527 after thirty years (assuming a 7.5% rate of return, no withdrawals and assuming the deduction of the 1.60% Separate Account daily asset charge -- but no other charges under the contract, or trust charges to Portfolios), and such funds would be $222,309 without the effect of any charges. Assuming a lump sum withdrawal was made in year thirty and a 28% tax bracket, these amounts would be $118,460 and $160,062, respectively.

For the type of program that offers only tax deferral, assume an after-tax annual contribution of $1,440 for thirty years and the same rate of return. The after-tax contribution is derived by taxing the $2,000 pre-tax contribution, again assuming a 28% tax bracket. In this example, the retirement funds would be $118,460 after thirty years assuming the deduction of charges and no withdrawals, and $160,062 without the effect of charges. Assuming a lump sum withdrawal in year thirty, the total after-tax amount would be $97,387 with charges deducted and $127,341 without charges as described above.

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For the fully taxable investment, assume an after-tax contribution of $1,440 for thirty years. Earnings are taxed annually. After thirty years, the amount of this fully taxable investment is $108,046.

Keep in mind that taxable investments have fees and charges, too (investment advisory fees, administrative charges, 12b-1 fees, sales loads, brokerage commissions, etc.). We have not attempted to apply these fees and charges to the fully taxable amounts since this is intended merely as an example of tax deferral.

Again, it must be emphasized that the assumed rate of return of 7.5% compounded annually used in these examples is for illustrative purposes only. It is not intended to represent a guaranteed or expected rate of return on any type of investment. Moreover, early withdrawals of tax-deferred investments are generally subject to a 10% penalty tax.

INVESTMENT FOR RETIREMENT

Selecting an appropriate retirement program is clearly an important part of an effective retirement planning strategy. Carefully choosing among available investment options is another essential component.

During the 1968-1998 period, common stock average annual returns outperformed the average annual returns of fixed investments such as long-term government bonds and Treasury Bills (T-Bills). Common stocks earned an average annual return of 12.67% over this period, in contrast to 9.09% and 6.76% for the other two investment categories. Significantly, common stock returns also outpaced inflation, which grew at 5.24% over this period.

The Equitable Accumulator Plus can be an effective program for diversifying ongoing investments between various asset categories. In addition, the Equitable Accumulator Plus offers special features which help address the risk associated with timing the equity markets, such as dollar cost averaging. By transferring the same dollar amount each month from the Alliance Money Market option to other variable investment options, dollar cost averaging attempts to shield your investment from short-term price fluctuations. This, however, does not assure a profit or protect against a loss in declining markets.

THE BENEFIT OF ANNUITIZATION

An individual may shift the risk of outliving his or her principal by electing a lifetime income annuity. See "Choosing your annuity payout options" under "Accessing your money" in the prospectus. Chart 5 below shows the monthly income that can be generated under various forms of life annuities, as compared to receiving level payments of interest only or principal and interest from the investment. Calculations in the Chart are based on the following assumption: a $100,000 contribution was made at one of the ages shown, annuity payments begin immediately, and a 5% annuitization interest rate is used. For purposes of this example, principal and interest are paid out on a level basis over 15 years. In the case of the interest-only scenario, the principal is always available and may be left to other individuals at death. Under the principal and interest scenario, a portion of the principal will be left at death, assuming the individual dies within the 15-year period. In contrast, under the life annuity scenarios, there is no residual amount left.

                          CHART 5

                       MONTHLY INCOME

                  ($100,000 CONTRIBUTION)

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                  PRINCIPAL          JOINT AND SURVIVOR*
                  AND             ------------------------
         INTEREST INTEREST        50%     66.67%
 ANNUIT- ONLY     FOR 15   SINGLE TO SUR- TO SUR- 100% TO
 ANT     FOR LIFE YEARS    LIFE   VIVOR   VIVOR   SURVIVOR
 ---------------------------------------------------------
 Male 65 $401    $785     $ 617   $560    $544    $513
  Male 70 401     785       685    609     588     549
  Male 75 401     785       771    674     646     598
  Male 80 401     785       888    760     726     665
  Male 85 401     785     1,045    878     834     757

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The numbers are based on 5% interest compounded annually and the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. Annuity purchase rates available at annuitization may vary, depending primarily on the annuitization interest rate, which may not be less than an annual rate of 2.5%.

* The joint and survivor annuity forms are based on male and female annuitants of the same age.

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                                                                             11
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.....................................      FS-2
Financial Statements:
    Statements of Assets and Liabilities, December 31, 1998...........      FS-3
    Statements of Operations for the Year Ended
      December 31, 1998...............................................      FS-6
    Statements of Changes in Net Assets for the
      Years Ended December 31, 1998 and 1997 .........................      FS-9
    Notes to Financial Statements.....................................     FS-14


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.....................................       F-1
Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 1998 and 1997...........       F-2
    Consolidated Statements of Earnings, Years Ended
      December 31, 1998, 1997 and 1996................................       F-3
    Consolidated Statements of Shareholder's Equity,
      Years Ended December 31, 1998, 1997 and 1996....................       F-4
    Consolidated Statements of Cash Flows, Years Ended
      December 31, 1998, 1997 and 1996................................       F-5
    Notes to Consolidated Financial Statements........................       F-6

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance High Yield Fund, Alliance Common Stock Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Global Fund, Alliance Growth Investors Fund, Alliance Equity Index Fund ("Hudson River Trust funds") and the BT Equity 500 Index Fund, BT Small Company Index Fund, BT International Equity Index Fund, JPM Core Bond Fund, Lazard Large Cap Value Fund, Lazard Small Cap Value Fund, MFS Research Fund, MFS Emerging Growth Companies Fund, MFS Growth With Income Fund, Morgan Stanley Emerging Markets Equity Fund, EQ/Putnam Growth & Income Value Fund, EQ/Putnam Investors Growth Fund and EQ/Putnam International Equity Fund ("EQ Advisors Trust funds"), 21 of the separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 1998 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in The EQ Advisors Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                         ALLIANCE                                         ALLIANCE
                                                          MONEY                  ALLIANCE                  COMMON
                                                          MARKET                   HIGH                     STOCK
                                                           FUND                 YIELD FUND                  FUND
                                                       -------------           -------------            ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost:      $225,580,555.......................       $224,505,500
               168,101,566.......................                               $143,068,233
               406,761,148.......................                                                       $430,175,252
                91,972,683.......................
                78,319,196.......................
                12,469,240.......................
                17,737,959.......................
Receivable for Trust shares sold.................                 --                      --                      --
Receivable for policy-related transactions.......          4,332,935                 383,395               2,667,305
                                                        ------------            ------------            ------------
Total Assets.....................................        228,838,435             143,451,628             432,842,557
                                                        ------------            ------------            ------------
LIABILITIES
Payable for policy-related transactions..........                 --                      --                      --
Payable for Trust shares purchased...............          4,330,788                 398,221               2,690,644
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5)..............             56,711                  12,131                  29,663
                                                        ------------            ------------            ------------
Total Liabilities................................          4,387,499                 410,352               2,720,307
                                                        ------------            ------------            ------------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS........       $224,450,936            $143,041,276            $430,122,250
                                                        ============            ============            ============

                                                         ALLIANCE            ALLIANCE                                  ALLIANCE
                                                        AGGRESSIVE           SMALL CAP            ALLIANCE              GROWTH
                                                           STOCK              GROWTH               GLOBAL              INVESTORS
                                                           FUND                FUND                 FUND                 FUND
                                                        -----------        ------------         ------------          ----------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost:      $225,580,555.......................
               168,101,566.......................
               406,761,148.......................
                91,972,683.......................       $85,021,814
                78,319,196.......................                           $75,812,281
                12,469,240.......................                                                $14,015,688
                17,737,959.......................                                                                     $19,586,712
Receivable for Trust shares sold.................                --                  --                   --                   --
Receivable for policy-related transactions.......           424,488             367,423                   --                   --
                                                        -----------         -----------          -----------          -----------
Total Assets.....................................        85,446,302          76,179,704           14,015,688           19,586,712
                                                        -----------         -----------          -----------          -----------
LIABILITIES
Payable for policy-related transactions..........                --                  --                2,491                3,786
Payable for Trust shares purchased...............           431,647             377,229                  225                  225
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5)..............            19,328              14,543               13,884               21,482
                                                        -----------         -----------          -----------          -----------
Total Liabilities................................           450,975             391,772               16,600               25,493
                                                        -----------         -----------          -----------          -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS........       $84,995,327         $75,787,932          $13,999,088          $19,561,219
                                                        ===========         ===========          ===========          ===========


-------------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1998


                                                          ALLIANCE
                                                           EQUITY                                   BT SMALL
                                                            INDEX          BT EQUITY 500            COMPANY
                                                            FUND             INDEX FUND           INDEX FUND
                                                          --------         -------------          ----------

ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost:  $          5,140.......................           $7,810
               148,924,562.......................                             $164,809,643
                28,054,963.......................                                                   $27,509,854
                38,187,791.......................
               103,171,703.......................
                68,051,738.......................
                52,206,882.......................
               192,883,837.......................
Receivable for Trust shares sold.................               --                      --                   --
Receivable for policy-related transactions.......               --               1,922,002              140,715
                                                            ------            ------------          -----------
Total Assets.....................................            7,810             166,731,645           27,650,569
                                                            ------            ------------          -----------
LIABILITIES
Payable for policy-related transactions..........               --                      --                   --
Payable for Trust shares purchased...............               --               1,922,001              140,715
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5)..............            7,810                451,887            9,795,374
                                                            ------            ------------          -----------
Total Liabilities................................            7,810               2,373,888            9,936,089
                                                            ------            ------------          -----------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS........               --            $164,357,757          $17,714,480
                                                            ======           =============         ============

                                                             BT
                                                        INTERNATIONAL                                    LAZARD
                                                        EQUITY INDEX              JPM CORE              LARGE CAP
                                                            FUND                  BOND FUND             VALUE FUND
                                                        -------------            ------------          -----------

ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost:  $          5,140.......................
               148,924,562.......................
                28,054,963.......................
                38,187,791.......................          $42,725,945
               103,171,703.......................                                $103,323,470
                68,051,738.......................                                                      $74,639,434
                52,206,882.......................
               192,883,837.......................
Receivable for Trust shares sold.................                   --                     --                   --
Receivable for policy-related transactions.......              204,947              1,017,157              571,212
                                                           -----------           ------------          -----------

Total Assets.....................................           42,930,892            104,340,627           75,210,646
                                                           -----------           ------------          -----------
LIABILITIES
Payable for policy-related transactions..........                   --                     --                   --
Payable for Trust shares purchased...............              204,947              1,007,157              571,212
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5)..............           18,049,105              5,064,229            3,198,959
                                                           -----------           ------------          -----------

Total Liabilities................................           18,254,052              6,071,386            3,770,171
                                                           -----------           ------------          -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS........          $24,676,840           $ 98,269,241          $71,440,475
                                                           ===========           ============          ===========


                                                             LAZARD                 MFS
                                                            SMALL CAP             RESEARCH
                                                            VALUE FUND              FUND
                                                           -----------          ------------


ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost:  $          5,140.......................
               148,924,562.......................
                28,054,963.......................
                38,187,791.......................
               103,171,703.......................
                68,051,738.......................          $50,968,336
                52,206,882.......................                               $220,852,728
               192,883,837.......................
Receivable for Trust shares sold.................                   --                   --
Receivable for policy-related transactions.......              229,801             1,280,613
                                                           -----------          ------------

Total Assets.....................................           51,198,137           222,133,341
                                                           -----------          ------------
LIABILITIES
Payable for policy-related transactions..........              229,801             1,284,748
Payable for Trust shares purchased...............                   --                    --
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5)..............            4,194,228                84,931

Total Liabilities                                           4,424,029             1,369,679
                                                           -----------          ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS........          $46,774,108          $220,763,662
                                                           ===========          ============

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1998

                                                        MFS EMERGING                            MORGAN STANLEY         EQ/PUTNAM
                                                           GROWTH            MFS GROWTH           EMERGING             GROWTH &
                                                         COMPANIES           WITH INCOME        MARKETS EQUITY       INCOME VALUE
                                                            FUND              FUND (a)              FUND                 FUND
                                                        -------------        -----------        --------------       -------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost:      $125,337,823.......................         $152,938,200
                     1,000.......................                                $1,000
                11,094,471.......................                                                  $11,598,378
               306,939,965.......................                                                                      $327,783,967
               144,081,047.......................
               130,785,497.......................
Receivable for Trust shares sold.................                   --               --                     --                   --
Receivable for policy-related transactions.......              462,302               --                 93,637            1,246,390
                                                          ------------            -----            -----------         ------------
Total Assets.....................................          153,400,502            1,000             11,692,015          329,030,357
                                                          ------------            -----            -----------         ------------
LIABILITIES
Payable for policy-related transactions..........                   --               --                     --                   --
Payable for Trust shares purchased...............              466,138               --                 92,621            1,250,224
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5)..............               99,138            1,000                 26,825              145,459
                                                          ------------            -----            -----------         ------------
Total Liabilities................................              565,276            1,000                119,446            1,395,683
                                                          ------------            -----            -----------         ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS........         $152,835,226               --            $11,572,569         $327,634,674
                                                          ============           ======            ===========         ============

                                                         EQ/PUTNAM               EQ/PUTNAM
                                                         INVESTORS             INTERNATIONAL
                                                        GROWTH FUND             EQUITY FUND
                                                        ------------           ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost:      $125,337,823.......................
                     1,000.......................
                11,094,471.......................
               306,939,965.......................
               144,081,047.......................         $174,979,286
               130,785,497.......................                                 $143,712,431
Receivable for Trust shares sold.................                   --                      --
Receivable for policy-related transactions.......            1,644,116                 419,401
                                                          ------------            ------------
Total Assets.....................................          176,623,402             144,131,832
                                                          ------------            ------------
LIABILITIES
Payable for policy-related transactions..........                   --                      --
Payable for Trust shares purchased...............            1,648,214                 453,401
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5)..............              335,744                 108,935
                                                          ------------            ------------
Total Liabilities................................            1,983,958                 562,336
                                                          ------------            ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS........         $174,639,444            $143,569,496
                                                          ============            ============

----------
See Notes to Financial Statements.
(a) December 31, 1998 initial capital was received.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                  ALLIANCE                             ALLIANCE         ALLIANCE
                                                                   MONEY           ALLIANCE             COMMON         AGGRESSIVE
                                                                   MARKET           HIGH                 STOCK           STOCK
                                                                    FUND          YIELD FUND             FUND            FUND
                                                                 ----------      ------------        -----------       -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.........................         $6,709,792      $ 11,775,522         $  952,116       $   275,359
   Expenses (Note 3):
      Asset-based charges...............................          1,118,065         1,381,303          3,268,314           855,772
                                                                 ----------      ------------        -----------       -----------
NET INVESTMENT INCOME (LOSS)............................          5,591,727        10,394,219         (2,316,198)         (580,413)
                                                                 ----------      ------------        -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................            303,090          (258,448)           277,445          (105,214)
   Realized gain distribution from the Trusts...........              5,637         2,718,464         49,605,206         3,824,065
                                                                 ----------      ------------        -----------       -----------
NET REALIZED GAIN (LOSS)................................            308,727         2,460,016         49,882,651         3,718,851
                                                                 ----------      ------------        -----------       -----------
   Unrealized appreciation (depreciation)
      on investments:
      Beginning of period...............................           (404,121)       (1,398,277)         4,116,666        (2,440,983)
      End of period.....................................         (1,075,056)      (25,033,332)        23,414,104        (6,950,869)
                                                                 ----------      ------------        -----------       -----------
   Change in unrealized appreciation (depreciation)
      during the period.................................           (670,935)      (23,635,055)        19,297,438        (4,509,886)
                                                                 ----------      ------------        -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS........................................           (362,208)      (21,175,039)        69,180,089          (791,035)
                                                                 ----------      ------------        -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............................         $5,229,519      $(10,780,820)       $66,863,891       $(1,371,448)
                                                                 ==========      ============        ===========       ===========

                                                                    ALLIANCE                            ALLIANCE
                                                                     SMALL            ALLIANCE           GROWTH
                                                                      CAP              GLOBAL           INVESTORS
                                                                   GROWTH FUND          FUND              FUND
                                                                   -----------        ----------        ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.........................           $        --        $  136,475        $  338,347
   Expenses (Note 3):
      Asset-based charges...............................               717,685           160,655           224,047
                                                                   -----------        ----------        ----------
NET INVESTMENT INCOME (LOSS)............................              (717,685)          (24,180)          114,300
                                                                   -----------        ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................                 9,425           224,358           342,546
   Realized gain distribution from the Trusts...........                    --           892,450         1,579,446
                                                                   -----------        ----------        ----------
NET REALIZED GAIN (LOSS)................................                 9,425         1,116,808         1,921,992
                                                                   -----------        ----------        ----------
   Unrealized appreciation (depreciation)
      on investments:
      Beginning of period...............................              (532,878)          221,064           906,877
      End of period.....................................            (2,506,915)        1,546,448         1,848,754
                                                                   -----------        ----------        ----------
   Change in unrealized appreciation (depreciation)
      during the period.................................            (1,974,037)        1,325,384           941,877
                                                                   -----------        ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS........................................            (1,964,612)        2,442,192         2,863,869
                                                                   -----------        ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............................           $(2,682,297)       $2,418,012        $2,978,169
                                                                   ===========        ==========        ==========

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                                                      BT SMALL          BT INTER-
                                                                ALLIANCE                               COMPANY           NATIONAL
                                                               EQUITY INDEX      BT EQUITY 500          INDEX          EQUITY INDEX
                                                                  FUND           INDEX FUND             FUND               FUND
                                                              ------------      -------------          --------        -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.........................          $   63          $   768,510         $ 188,913         $  536,259
   Expenses (Note 3):
      Asset-based charges...............................              --              738,411            86,164            122,054
                                                                  ------          -----------         ---------         ----------
NET INVESTMENT INCOME (LOSS)............................              63               30,099           102,749            414,205
                                                                  ------          -----------         ---------         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................              --              579,907          (196,585)          (487,255)
   Realized gain distribution from the Trusts...........               2                   --           359,171                 --
                                                                  ------          -----------         ---------         ----------
NET REALIZED GAIN (LOSS)................................               2              579,907           162,586           (487,255)
                                                                  ------          -----------         ---------         ----------
   Unrealized appreciation (depreciation)
      on investments:
      Beginning of period...............................           1,039                   --                --                 --
      End of period.....................................           2,670           15,885,081          (545,108)         4,538,154
                                                                  ------          -----------         ---------         ----------
   Change in unrealized appreciation (depreciation)
      during the period.................................           1,631           15,885,081          (545,108)         4,538,154
                                                                  ------          -----------         ---------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS........................................           1,633           16,464,988          (382,522)         4,050,899
                                                                  ------          -----------         ---------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............................          $1,696          $16,495,087         $(279,773)        $4,465,104
                                                                  ======          ===========         =========         ==========

                                                                                     LAZARD              LAZARD
                                                                 JPM CORE           LARGE CAP           SMALL CAP
                                                                   BOND               VALUE               VALUE
                                                                   FUND               FUND                FUND
                                                                ----------         ----------          -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.........................        $1,942,258         $  355,224          $   135,255
   Expenses (Note 3):
      Asset-based charges...............................           428,389            332,634              248,380
                                                                ----------         ----------          -----------
NET INVESTMENT INCOME (LOSS)............................         1,513,869             22,590             (113,125)
                                                                ----------         ----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................            (6,592)          (156,900)            (707,142)
   Realized gain distribution from the Trusts...........         1,048,914                 --                   --
                                                                ----------         ----------          -----------
NET REALIZED GAIN (LOSS)................................         1,042,322           (156,900)            (707,142)
                                                                ----------         ----------          -----------
   Unrealized appreciation (depreciation)
      on investments:
      Beginning of period...............................                --                 --                   --
      End of period.....................................           151,767          6,587,696           (1,238,546)
                                                                ----------         ----------          -----------
   Change in unrealized appreciation (depreciation)
      during the period.................................           151,767          6,587,696           (1,238,546)
                                                                ----------         ----------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS........................................         1,194,089          6,430,796           (1,945,688)
                                                                ----------         ----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............................        $2,707,958         $6,453,386          $(2,058,813)
                                                                ==========         ==========          ===========



-------------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                                                                 MORGAN
                                                                                                                STANLEY
                                                                                                                EMERGING
                                                                                       MFS EMERGING              MARKETS
                                                                 MFS RESEARCH             GROWTH                 EQUITY
                                                                    FUND              COMPANIES FUND              FUND
                                                                 ------------         --------------           -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.........................         $   553,891            $     2,768           $    38,906
   Expenses (Note 3):
      Asset-based charges...............................           1,646,014              1,102,263                74,659
                                                                 -----------            -----------           -----------
NET INVESTMENT INCOME (LOSS)............................          (1,092,123)            (1,099,495)              (35,753)
                                                                 -----------            -----------           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................              28,858                305,790            (2,128,521)
   Realized gain distribution from the Trusts...........                  --                     --                    --
                                                                 -----------            -----------           -----------
NET REALIZED GAIN (LOSS)................................              28,858                305,790            (2,128,521)
                                                                 -----------            -----------           -----------
   Unrealized appreciation (depreciation)
     on investments:
      Beginning of period...............................               6,734               (858,314)                   --
      End of period.....................................          27,968,891             27,600,377               503,907
                                                                 -----------            -----------           -----------
   Change in unrealized appreciation
     (depreciation) during the period...................          27,962,157             28,458,691               503,907
                                                                 -----------            -----------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS.......................................          27,991,015             28,764,481            (1,624,614)
                                                                 -----------            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS............................         $26,898,892            $27,664,986           $(1,660,367)
                                                                 ===========            ===========           ===========



                                                                  EQ/PUTNAM                                   EQ/PUTNAM
                                                                  GROWTH &             EQ/PUTNAM            INTERNATIONAL
                                                                INCOME VALUE           INVESTORS               EQUITY
                                                                    FUND              GROWTH FUND               FUND
                                                                -----------           -----------           -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.........................        $ 2,771,619            $   111,391           $    42,947
   Expenses (Note 3):
      Asset-based charges...............................          2,560,202              1,074,066             1,173,602
                                                                -----------            -----------           -----------
NET INVESTMENT INCOME (LOSS)............................            211,417               (962,675)           (1,130,655)
                                                                -----------            -----------           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................            303,706              2,190,787             1,085,258
   Realized gain distribution from the Trusts...........          2,503,287                      2                    --
                                                                -----------            -----------           -----------
NET REALIZED GAIN (LOSS)................................          2,806,993              2,190,789             1,085,258
                                                                -----------            -----------           -----------
   Unrealized appreciation (depreciation)
     on investments:
      Beginning of period...............................          1,251,440              2,286,852              (355,156)
      End of period.....................................         20,844,002             30,898,239            12,926,933
                                                                -----------            -----------           -----------
   Change in unrealized appreciation
     (depreciation) during the period...................         19,592,562             28,611,387            13,282,089
                                                                -----------            -----------           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS.......................................         22,399,555             30,802,176            14,367,347
                                                                -----------            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS............................        $22,610,972            $29,839,501           $13,236,692
                                                                ===========            ===========           ===========

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE  YEARS ENDED DECEMBER 31,


                                                                      ALLIANCE MONEY                         ALLIANCE HIGH
                                                                       MARKET FUND                            YIELD FUND
                                                              --------------------------------       ------------------------------
                                                                  1998                1997               1998               1997
                                                              ------------         -----------       ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................      $  5,591,727         $ 1,422,874       $ 10,394,219       $ 1,935,418
   Net realized gain (loss).............................           308,727              30,245          2,460,016         1,930,121
   Change in unrealized appreciation
      (depreciation) of investments.....................          (670,935)           (374,038)       (23,635,055)       (1,368,712)
                                                              ------------         -----------       ------------       -----------
   Net increase (decrease) in net
      assets from operations............................         5,229,519           1,079,081        (10,780,820)       2,496,827
                                                              ------------         -----------       ------------       -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.....................................       308,003,451         104,148,675        101,309,392        42,971,395
      Transfers from other Funds and
         Guaranteed Interest Rate
         Account (Note 1)...............................       117,047,248          11,039,704         28,971,750         6,495,053
                                                              ------------         -----------       ------------       -----------
         Total..........................................       425,050,699         115,188,379        130,281,142        49,466,448
                                                              ------------         -----------       ------------       -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions...............         7,436,997             670,360          3,457,632           327,004
   Withdrawal and administrative charges................           104,554              93,894            173,986           117,245
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1).............................       265,941,784          50,981,067         23,920,120         1,028,028
                                                              ------------         -----------       ------------       -----------
      Total.............................................       273,483,335          51,745,321         27,551,738         1,472,277
                                                              ------------         -----------       ------------       -----------
   Net increase in net assets from Contractowners
      transactions......................................       151,567,364          63,443,058        102,729,404        47,994,171
                                                              ------------         -----------       ------------       -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5)...             3,172              (2,952)            (2,579)         (28,875)
                                                              ------------         -----------       ------------       -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
CONTRACTOWNERS..........................................       156,800,055          64,519,187         91,946,005        50,462,123

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD..................................        67,650,881           3,131,694         51,095,271           633,148
                                                              ------------         -----------       ------------       -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF
   PERIOD...............................................      $224,450,936         $67,650,881       $143,041,276       $51,095,271
                                                              ============         ===========       ============       ===========


                                                                     ALLIANCE COMMON                      ALLIANCE AGGRESSIVE
                                                                        STOCK FUND                            STOCK FUND
                                                              --------------------------------       ------------------------------
                                                                  1998                1997              1998               1997
                                                              ------------        ------------       -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................      $ (2,316,198)       $   (480,576)      $  (580,413)       $  (277,123)
   Net realized gain (loss).............................        49,882,651           9,497,894         3,718,851          3,898,956
   Change in unrealized appreciation
      (depreciation) of investments.....................        19,297,438           4,187,658        (4,509,886)        (2,412,173)
                                                              ------------        ------------       -----------        -----------
   Net increase (decrease) in net
      assets from operations............................        66,863,891          13,204,976        (1,371,448)         1,209,660
                                                              ------------        ------------       -----------        -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.....................................       225,245,017         107,212,947        41,444,328         42,250,282
      Transfers from other Funds and
         Guaranteed Interest Rate
         Account (Note 1)...............................        43,818,466          11,247,312         9,547,092          6,703,750
                                                              ------------        ------------       -----------        -----------
         Total..........................................       269,063,483         118,460,259        50,991,420         48,954,032
                                                              ------------        ------------       -----------        -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions...............         9,862,986             744,150         1,928,655            534,703
   Withdrawal and administrative charges................           438,917             428,790           148,718            190,057
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1).............................        22,819,554           4,156,366         9,292,218          3,266,536
                                                              ------------        ------------       -----------        -----------
      Total.............................................        33,121,457           5,329,306        11,369,591          3,991,296
                                                              ------------        ------------       -----------        -----------
   Net increase in net assets from Contractowners
      transactions......................................       235,942,026         113,130,953        39,621,829         44,962,736
                                                              ------------        ------------       -----------        -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5)...          (207,816)               (431)            3,308              8,081
                                                              ------------        ------------       -----------        -----------
   INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS.......................................       302,598,101         126,335,498        38,253,689         46,180,477

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD..................................       127,524,149           1,188,651        46,741,638            561,161
                                                              ------------        ------------       -----------        -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF
   PERIOD...............................................      $430,122,250        $127,524,149       $84,995,327        $46,741,638
                                                              ============        ============       ===========        ===========

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             ALLIANCE SMALL CAP
                                                                GROWTH FUND (a)                      ALLIANCE GLOBAL FUND
                                                       -------------------------------          ------------------------------
                                                          1998                1997                 1998               1997
                                                       -----------        ------------          -----------        -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................       $  (717,685)       $   (103,753)         $   (24,180)       $    94,464
   Net realized gain (loss).....................             9,425             761,781            1,116,808            986,714
   Change in unrealized appreciation
      (depreciation) of investments.............        (1,974,037)           (532,878)           1,325,384            224,896
                                                       -----------        ------------          -----------        -----------
   Net increase (decrease) in net
      assets from operations....................        (2,682,297)            125,150            2,418,012          1,306,074
                                                       -----------        ------------          -----------        -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.............................        43,397,274          30,538,328              416,404         11,035,782
      Transfers from other Funds
         and Guaranteed Interest Rate
         Account (Note 1).......................        12,800,367           2,845,702              712,308          2,538,990
                                                       -----------        ------------          -----------        -----------
         Total..................................        56,197,641          33,384,030            1,128,712         13,574,772
                                                       -----------        ------------          -----------        -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions.......         1,391,608              77,516              507,389            303,394
   Withdrawal and administrative charges........            86,076              30,958               47,663            121,147
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1)............         8,974,764             672,314            1,808,151          1,825,805
                                                       -----------        ------------          -----------        -----------
      Total.....................................        10,452,448             780,788            2,363,203          2,250,346
                                                       -----------        ------------          -----------        -----------
         Net increase in net assets from
      Contractowners transactions...............        45,745,193          32,603,242           (1,234,491)        11,324,426
                                                       -----------        ------------          -----------        -----------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN SEPARATE
   ACCOUNT NO. 49 (NOTE 5)......................             2,485              (5,841)             (24,608)           (27,562)
                                                       -----------        ------------          -----------        -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS...............................        43,065,381          32,722,551            1,158,913         12,602,938

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD..........................        32,722,551                  --           12,840,175            237,237
                                                       -----------        ------------          -----------        -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD................................       $75,787,932        $ 32,722,551          $13,999,088        $12,840,175
                                                       ===========        ============          ===========        ===========


                                                            ALLIANCE GROWTH                      ALLIANCE EQUITY
                                                             INVESTORS FUND                       INDEX FUND (a)
                                                      ------------------------------         ------------------------
                                                         1998               1997                1998         1997
                                                      -----------        -----------         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................       $   114,300        $   192,366          $  63       $    52
   Net realized gain (loss).....................         1,921,992          1,119,576              2            23
   Change in unrealized appreciation
      (depreciation) of investments.............           941,877            912,616           1,631        1,039
                                                       -----------        -----------          ------       ------
   Net increase (decrease) in net
      assets from operations....................         2,978,169          2,224,558           1,696        1,114
                                                       -----------        -----------          ------       ------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.............................           979,342         14,900,369              --           --
      Transfers from other Funds
         and Guaranteed Interest Rate
         Account (Note 1).......................           861,920          2,566,982              --           --
                                                       -----------        -----------          ------       ------
         Total..................................         1,841,262         17,467,351              --           --
                                                       -----------        -----------          ------       ------
WITHDRAWAL AND TRANSFERS:                                                                          --           --
   Benefits and other policy transactions.......           692,359            160,368              --           --
   Withdrawal and administrative charges........            62,534             87,200              --           --
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1)............         2,475,681          1,833,943              --           --
                                                       -----------        -----------          ------       ------
      Total.....................................         3,230,574          2,081,511              --           --
                                                       -----------        -----------          ------       ------

   Net increase in net assets from
      Contractowners transactions...............        (1,389,312)        15,385,840              --          --
                                                       -----------        -----------          ------       ------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN SEPARATE
   ACCOUNT NO. 49 (NOTE 5)......................           (27,724)           (29,804)         (1,696)      (1,114)
                                                       -----------        -----------          ------       ------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS...............................         1,561,133         17,580,594              --           --

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD..........................        18,000,086            419,492              --           --
                                                       -----------        -----------          ------       ------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD................................       $19,561,219        $18,000,086              --           --
                                                       ===========        ===========          ======       ======

----------
(a) Commenced operations on May 1, 1997.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      BT
                                                                                 BT SMALL         INTERNATIONAL
                                                          BT EQUITY 500 INDEX  COMPANY INDEX      EQUITY INDEX       JPM CORE BOND
                                                               FUND (a)           FUND (a)           FUND (a)            FUND (a)
                                                         -------------------  -------------     -------------        -------------
                                                                1998               1998               1998                1998
                                                         -------------------  -------------     -------------        -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................      $     30,099       $   102,749        $   414,205         $  1,513,869
   Net realized gain (loss)..........................           579,907           162,586           (487,255)           1,042,322
   Change in unrealized appreciation
      (depreciation) of investments..................        15,885,081          (545,108)         4,538,154              151,767
                                                           ------------       -----------        -----------         ------------
   Net increase (decrease) in net assets from
      operations.....................................        16,495,087          (279,773)         4,465,104            2,707,958
                                                           ------------       -----------        -----------         ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions..................................       137,742,388        15,585,722         20,850,190           73,102,741
      Transfers from other Funds and Guaranteed
         Interest Rate Account (Note 1)..............        28,395,723         4,179,014         16,741,163           37,948,208
                                                           ------------       -----------        -----------         ------------
         Total.......................................       166,138,111        19,764,736         37,591,353          111,050,949
                                                           ------------       -----------        -----------         ------------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions............         1,738,442           120,912            219,542            1,038,633
   Withdrawal and administrative charges.............            14,899             1,784              2,627               18,447
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1).................        15,478,264         1,873,434         14,133,716           13,947,945
                                                           ------------       -----------        -----------         ------------
      Total..........................................        17,231,605         1,996,130         14,355,885           15,005,025
                                                           ------------       -----------        -----------         ------------
   Net increase in net assets from
      Contractowners transactions....................       148,906,506        17,768,606         23,235,468           96,045,924
                                                           ------------       -----------        -----------         ------------
NET (INCREASE) DECREASE IN AMOUNT RETAINED
   BY EQUITABLE LIFE IN SEPARATE ACCOUNT
   NO. 49 (NOTE 5)...................................        (1,043,836)          225,647         (3,023,732)            (484,641)
                                                           ------------       -----------        -----------         ------------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS....................................       164,357,757        17,714,480         24,676,840           98,269,241
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
    BEGINNING OF PERIOD..............................                --                --                 --                   --
                                                           ------------       -----------        -----------         ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
    END OF PERIOD....................................      $164,357,757       $17,714,480        $24,676,840         $ 98,269,241
                                                           ============       ===========        ===========         ============

                                                                  LAZARD             LAZARD
                                                                 LARGE CAP          SMALL CAP
                                                                  VALUE               VALUE
                                                                 FUND (a)            FUND (a)
                                                               -----------         -----------
                                                                  1998                1998
                                                               -----------         -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................         $    22,590          $  (113,125)
   Net realized gain (loss)..........................            (156,900)            (707,142)
   Change in unrealized appreciation
      (depreciation) of investments..................           6,587,696           (1,238,546)
                                                              -----------          -----------
   Net increase (decrease) in net assets from
      operations.....................................           6,453,386           (2,058,813)
                                                              -----------          -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions..................................          60,150,648           44,673,767
      Transfers from other Funds and Guaranteed
         Interest Rate Account (Note 1)..............           9,859,740            8,257,562
                                                              -----------          -----------
         Total.......................................          70,010,388           52,931,329
                                                              -----------          -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions............             586,925              436,736
   Withdrawal and administrative charges.............               5,537                5,989
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1).................           3,799,798            4,021,584
                                                              -----------          -----------
      Total..........................................           4,392,260            4,464,309
                                                              -----------          -----------
   Net increase in net assets from
      Contractowners transactions....................          65,618,128           48,467,020
                                                              -----------          -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED
   BY EQUITABLE LIFE IN SEPARATE ACCOUNT
   NO. 49 (NOTE 5)...................................            (631,039)             365,901
                                                              -----------          -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS....................................          71,440,475           46,774,108
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
    BEGINNING OF PERIOD..............................                  --                   --
                                                              -----------          -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
    END OF PERIOD....................................         $71,440,475          $46,774,108
                                                              ===========          ===========


-------------------------
(a) Commenced operations on January 1, 1998.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                              MFS EMERGING
                                                                         MFS                                     GROWTH
                                                                       RESEARCH                                 COMPANIES
                                                                        FUND (a)                                 FUND (a)
                                                          ---------------------------------       ---------------------------------
                                                              1998                 1997              1998                 1997
                                                          -------------       -------------       -------------       -------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....................       $ (1,092,123)        $   (81,799)       $ (1,099,495)        $   (69,045)
   Net realized gain (loss) ........................             28,858             545,158             305,790           1,070,973
   Change in unrealized appreciation
      (depreciation) of investments ................         27,962,157               6,734          28,458,691            (858,314)
                                                          -------------       -------------       -------------       -------------
   Net increase (decrease) in net
      assets from operations .......................         26,898,892             470,093          27,664,986             143,614
                                                          -------------       -------------       -------------       -------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ................................        121,807,223          59,357,999          76,639,008          40,227,730
      Transfers from other Funds
         and Guaranteed Interest
         Rate Account (Note 1) .....................         23,365,292           5,000,723          25,862,262           4,340,105
                                                          -------------       -------------       -------------       -------------
         Total .....................................        145,172,515          64,358,722         102,501,270          44,567,835
                                                          -------------       -------------       -------------       -------------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ..........          3,681,079             183,523           2,376,229             341,045
   Withdrawal and administrative charges ...........            208,060              85,087             133,480              44,128
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1) ...............         10,792,798           1,051,389          16,923,642           2,114,159
                                                          -------------       -------------       -------------       -------------
      Total ........................................         14,681,937           1,319,999          19,433,351           2,499,332
                                                          -------------       -------------       -------------       -------------
   Net increase in net assets from
      Contractowners transactions ..................        130,490,578          63,038,723          83,067,919          42,068,503
                                                          -------------       -------------       -------------       -------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 49 (NOTE 5) ................           (131,281)             (3,343)           (106,304)             (3,492)
                                                          -------------       -------------       -------------       -------------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ..................................        157,258,189          63,505,473         110,626,601          42,208,625
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD .............................         63,505,473                  --          42,208,625                  --
                                                          -------------       -------------       -------------       -------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF  PERIOD ..................................       $220,763,662         $63,505,473        $152,835,226         $42,208,625
                                                          =============       =============       =============       =============

                                                                  MORGAN STANLEY
                                                                     EMERGING
                                                                  MARKETS EQUITY
                                                                     FUND (b)
                                                                  --------------
                                                                       1998
                                                                  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...........................         $   (35,753)
   Net realized gain (loss) ...............................          (2,128,521)
   Change in unrealized appreciation
      (depreciation) of investments .......................             503,907
                                                                   ------------
   Net increase (decrease) in net
      assets from operations ..............................          (1,660,367)
                                                                   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions .......................................          11,589,726
      Transfers from other Funds
         and Guaranteed Interest
         Rate Account (Note 1) ............................          12,891,618
                                                                   ------------
         Total ............................................          24,481,344
                                                                   ------------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions .................              83,958
   Withdrawal and administrative charges ..................               1,595
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1) ......................          11,162,025
                                                                   ------------
      Total ...............................................          11,247,578
                                                                   ------------
   Net increase in net assets from
      Contractowners transactions .........................          13,233,766
                                                                   ------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 49 (NOTE 5) .......................                (830)
                                                                   ------------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS .........................................          11,572,569
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD ....................................                  --
                                                                   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF  PERIOD .........................................         $11,572,569
                                                                   ============

----------
(a) Commenced operations on May 1, 1997.
(b) Commenced operations on December 31, 1997.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/PUTNAM
                                                                 GROWTH & INCOME                           EQ/PUTNAM
                                                                      VALUE                             INVESTORS GROWTH
                                                                     FUND (a)                               FUND (a)
                                                         ---------------------------------      ---------------------------------
                                                             1998                 1997              1998                  1997
                                                         ------------          -----------      ------------          -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....................      $    211,417          $   119,673      $   (962,675)         $   (36,575)
   Net realized gain (loss)........................         2,806,993              391,558         2,190,789              364,091
   Change in unrealized appreciation
      (depreciation) of investments................        19,592,562            1,251,440        28,611,387            2,286,852
                                                         ------------          -----------      ------------          -----------
   Net increase (decrease) in net
      assets from operations.......................        22,610,972            1,762,671        29,839,501            2,614,368
                                                         ------------          -----------      ------------          -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions................................       192,282,349           89,354,305       102,305,888           29,499,045
      Transfers from other Funds and
         Guaranteed Interest Rate
         Account (Note 1)..........................        38,949,363            8,714,901        22,084,671            3,342,187
                                                         ------------          -----------      ------------          -----------
         Total.....................................       231,231,712           98,069,206       124,390,559           32,841,232
                                                         ------------          -----------      ------------          -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions..........         6,393,934                   --         2,648,953              151,674
   Withdrawal and administrative charges...........           306,018              684,612           116,410               70,276
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1)...............        17,366,879            1,112,466         9,084,232              573,939
                                                         ------------          -----------      ------------          -----------
      Total........................................        24,066,831            1,797,078        11,849,595              795,889
                                                         ------------          -----------      ------------          -----------
   Net increase in net assets from
      Contractowners transactions..................       207,164,881           96,272,128       112,540,964           32,045,343
                                                         ------------          -----------      ------------          -----------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 49 (NOTE 5)................          (181,146)               5,168        (1,164,027)          (1,236,705)
                                                         ------------          -----------      ------------          -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS..................................       229,594,707           98,039,967       141,216,438           33,423,006
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD.............................        98,039,967                   --        33,423,006                   --
                                                         ------------          -----------      ------------          -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD...................................      $327,634,674          $98,039,967      $174,639,444          $33,423,006
                                                         ============          ===========      ============          ===========

                                                                           EQ/PUTNAM
                                                                     INTERNATIONAL EQUITY
                                                                           FUND (a)
                                                                 ---------------------------------
                                                                     1998                 1997
                                                                 ------------          -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....................              $ (1,130,655)        $   (102,449)
   Net realized gain (loss)........................                 1,085,258              259,624
   Change in unrealized appreciation
      (depreciation) of investments................                13,282,089             (355,156)
                                                                 ------------          -----------
   Net increase (decrease) in net
      assets from operations.......................                13,236,692             (197,981)
                                                                 ------------          -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions................................                72,938,890           49,901,207
      Transfers from other Funds and
         Guaranteed Interest Rate
         Account (Note 1)..........................                29,843,626            4,211,149
                                                                 ------------          -----------
         Total.....................................               102,782,516           54,112,356
                                                                 ------------          -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions..........                 2,642,413              155,422
   Withdrawal and administrative charges...........                   169,696               69,966
   Transfers to other Funds and Guaranteed
      Interest Rate Account (Note 1)...............                21,216,559            1,074,411
                                                                 ------------          -----------
      Total........................................                24,028,668            1,299,799
                                                                 ------------          -----------
   Net increase in net assets from
      Contractowners transactions..................                78,753,848           52,812,557
                                                                 ------------          -----------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 49 (NOTE 5)................                  (560,408)            (475,212)
                                                                 ------------          -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS..................................                91,430,132           52,139,364
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD.............................                52,139,364                   --
                                                                 ------------          -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD...................................              $143,569,496          $52,139,364
                                                                 ============          ===========

--------------------
(a) Commenced operations on May 1, 1997.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.    General

      The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). Alliance Capital Management L.P., an indirect majority-owned subsidiary of Equitable Life, manages The Hudson River Trust ("HRT") and is the investment adviser for all of the investment funds of HRT. EQ Financial Consultants, Inc., ("EQFC") and Equitable Distributors Inc. ("EDI") are indirect, wholly owned subsidiaries of Equitable Life. EQFC manages the EQ Advisors Trust ("EQAT") and has overall responsibility for general management and administration of EQAT. The Account consists of 21 investment funds ("Funds"): the Alliance Money Market Fund, Alliance High Yield Fund, Alliance Common Stock Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Global Fund, Alliance Growth Investors Fund, Alliance Equity Index Fund, BT Equity 500 Index Fund, BT Small Company Index Fund, BT International Equity Index Fund, JPM Core Bond Fund, Lazard Large Cap Value Fund, Lazard Small Cap Value Fund, MFS Research, MFS Emerging Growth Companies, MFS Growth with Income Fund, Morgan Stanley Emerging Markets Equity Fund, EQ/Putnam Growth & Income Value Fund, EQ/Putnam Investors Growth Fund and EQ/Putnam International Equity Fund. As of December 31, 1998, the MFS Growth with Income Fund had not yet sold units to the public and accordingly there is no activity in the Statements of Operations and the Statement of Changes in Net Assets. The assets in each fund are invested in Class 1B shares of a corresponding portfolio ("Portfolio") of a mutual fund of HRT or of EQAT (collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trusts at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B Shares in respect of activities primarily intended to result in the sale of Class 1B Shares. These fees are reflected in the net asset value of the shares. The Trusts are open-ended, diversified management investment companies that sell their shares to separate accounts of insurance companies. Each Portfolio has separate investment objectives. The Account commenced operations on October 1, 1996.

      EQFC and EDI earns fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with the HRT.

      The Account is used to fund benefits for the Rollover IRA, Equitable Accumulator IRA, Equitable Accumulator TSA, Equitable Accumulator Select IRA and Equitable Accumulator Select TSA, qualified deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options, and the Accumulator, Equitable Accumulator NQ and Equitable Accumulator Select NQ, which offer the same investment options as the Equitable Accumulator IRA and Equitable Accumulator Select IRA for the non-qualified market. The non-qualified variable annuities are also available for purchase by certain types of qualified plans (referred to as Equitable Accumulator QP and Equitable Accumulator Select QP). The Equitable Accumulator IRA, NQ, QP and TSA (including Equitable Accumulator Select IRA, NQ, QP and TSA), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

      All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

      Receivable/payable for policy-related transactions represent amounts due to/from General Account predominately related to premiums, surrenders and death benefits.

      Included in the Withdrawals and Administrative Charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners' account value.

      Contractowners may allocate amounts in their individual accounts to the Funds of the Account, and/or to the guaranteed interest account of Equitable Life's General Account, and/or to other Separate Accounts. The net assets of any Fund of the Account may not be less than the aggregate of the contractowners' accounts allocated to that Fund. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required under the state insurance law.
      Equitable Life's General Account is subject to creditor rights.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

2.    Significant Accounting Policies

      The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

      Investment transactions in the Trusts are recorded on the trade date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions which are distributed by the Trusts at the end of each year and automatically reinvested in additional shares.

      Dividends are recorded by HRT at the end of each quarter and by EQAT in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of each year.

      No Federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any Federal income tax which is attributable to the Account if the law is changed.

3.    Asset Charges

      Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:

                                                                                        Asset-based
                                                              Mortality and           Administration             Distribution
                                                              Expense Risks               Charge                    Charge
                                                              --------------          ---------------            ------------
      Accumulator and Rollover IRA issued before                  0.90%                    0.30%                      --
            May 1, 1997
      Equitable Accumulator issued after May 1, 1997              1.10%                    0.25%                      --
      Equitable Accumulator Select                                1.10%                    0.25%                     0.25%

                                                              Aggregate
                                                               Charges
                                                              ---------
      Accumulator and Rollover IRA issued before                1.20%
            May 1, 1997
      Equitable Accumulator issued after May 1, 1997            1.35%
      Equitable Accumulator Select                              1.60%

      These charges may be retained in the Account by Equitable Life and to the extent retained, participate in the net results of the Trust ratably with assets attributable to the Contracts.

      Trust shares are valued at their net asset value with investment advisory or management fees, the 12b-1 fee, and direct operating expenses of the Trust, in effect, passed on to the Account and reflected in the accumulation unit values of the Contracts.

4.    Contributions, Transfers and Charges:

      Net accumulation units issued during the periods indicated were:

                                                                        DECEMBER 31,        DECEMBER 31,
                                                                            1998                1997
                                                                        -----------         -----------
            ALLIANCE MONEY MARKET FUND                                            (IN THOUSANDS)
            --------------------------
                         Net Issued (Redeemed) 120 b.p............           (30)                  172
                         Net Issued (Redeemed) 135 b.p............         4,005                 1,153
                         Net Issued (Redeemed) 160 b.p............           349                    --
                         Net Issued (Redeemed) 0 b.p..............         1,286                   947
            ALLIANCE HIGH YIELD FUND
            --------------------------
                         Net Issued (Redeemed) 120 b.p............           (17)                  402
                         Net Issued (Redeemed) 135 b.p............         3,265                 1,256
                         Net Issued (Redeemed) 160 b.p............           168                     2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.    Contributions, Transfers and Charges (Continued):

      Net accumulation units issued during the periods indicated were:

                                                                       DECEMBER 31,        DECEMBER 31,
                                                                           1998                1997
                                                                       -----------         -----------
            ALLIANCE COMMON STOCK FUND                                         (IN THOUSANDS)
             --------------------------
                          Net Issued (Redeemed) 120 b.p...........          (10)                  229
                          Net Issued (Redeemed) 135 b.p...........        1,108                   434
                          Net Issued (Redeemed) 160 b.p...........           34                     1
             ALLIANCE AGGRESSIVE STOCK FUND
             ------------------------------
                          Net Issued (Redeemed) 120 b.p...........          (13)                  269
                          Net Issued (Redeemed) 135 b.p...........          559                   380
                          Net Issued (Redeemed) 160 b.p...........           16                    --
             ALLIANCE SMALL CAP GROWTH FUND (a)
             ----------------------------------
                          Net Issued (Redeemed) 120 b.p...........           13                    89
                          Net Issued (Redeemed) 135 b.p...........        3,580                 2,521
                          Net Issued (Redeemed) 160 b.p...........          211                    --
             ALLIANCE GLOBAL FUND
             --------------------
                          Net Issued (Redeemed) 120 b.p...........          (42)                  455
             ALLIANCE GROWTH INVESTORS FUND
             ------------------------------
                          Net Issued (Redeemed) 120 b.p...........          (44)                  582
             BT EQUITY 500 INDEX FUND (b)
             ----------------------------
                          Net Issued (Redeemed) 120 b.p...........           87                    --
                          Net Issued (Redeemed) 135 b.p...........       12,279                    --
                          Net Issued (Redeemed) 160 b.p...........          951                    --
             BT SMALL COMPANY INDEX FUND (b)
             -------------------------------
                          Net Issued (Redeemed) 120 b.p...........           18                    --
                          Net Issued (Redeemed) 135 b.p...........        1,610                    --
                          Net Issued (Redeemed) 160 b.p...........          211                    --
             BT INTERNATIONAL EQUITY INDEX FUND (b)
             --------------------------------------
                          Net Issued (Redeemed) 120 b.p...........            9                    --
                          Net Issued (Redeemed) 135 b.p...........        1,827                    --
                          Net Issued (Redeemed) 160 b.p...........          248                    --
             JPM CORE BOND FUND (b)
             ----------------------
                          Net Issued (Redeemed) 120 b.p...........           98                    --
                          Net Issued (Redeemed) 135 b.p...........        8,661                    --
                          Net Issued (Redeemed) 160 b.p...........          379                    --

-------------------------
(a) Commenced operations on May 1, 1997.
(b) Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.    Contributions, Transfers and Charges (Continued):

      Net accumulation units issued during the periods indicated were:

                                                                                 DECEMBER 31,         DECEMBER 31,
                                                                                     1998                 1997
                                                                                 ------------         ------------
              LAZARD LARGE CAP VALUE FUND (b)                                              (IN THOUSANDS)
              -------------------------------
                           Net Issued (Redeemed) 120 b.p..................              22                   --
                           Net Issued (Redeemed) 135 b.p..................           5,696                   --
                           Net Issued (Redeemed) 160 b.p..................             315                   --
              LAZARD SMALL CAP VALUE FUND (b)
              -------------------------------
                           Net Issued (Redeemed) 120 b.p..................              26                   --
                           Net Issued (Redeemed) 135 b.p..................           4,733                   --
                           Net Issued (Redeemed) 160 b.p..................             344                   --
              MFS RESEARCH FUND (a)
              ---------------------
                           Net Issued (Redeemed) 120 b.p..................              93                  263
                           Net Issued (Redeemed) 135 b.p..................           9,656                5,257
                           Net Issued (Redeemed) 160 b.p..................             409                    2
              MFS EMERGING GROWTH COMPANIES FUND (a)
              --------------------------------------
                           Net Issued (Redeemed) 120 b.p..................              27                  149
                           Net Issued (Redeemed) 135 b.p..................           5,790                3,327
                           Net Issued (Redeemed) 160 b.p..................             198                    3
              MORGAN STANLEY EMERGING MARKETS EQUITY FUND (C)
              -----------------------------------------------
                           Net Issued (Redeemed) 120 b.p..................              16                   --
                           Net Issued (Redeemed) 135 b.p..................           1,805                   --
                           Net Issued (Redeemed) 160 b.p..................             203                   --
              EQ/PUTNAM GROWTH & INCOME VALUE FUND (a)
              ----------------------------------------
                           Net Issued (Redeemed) 120 b.p..................             123                  383
                           Net Issued (Redeemed) 135 b.p..................          16,230                8,113
                           Net Issued (Redeemed) 160 b.p..................             697                   17
              EQ/PUTNAM INVESTORS GROWTH FUND (a)
              -----------------------------------
                           Net Issued (Redeemed) 120 b.p..................              36                  124
                           Net Issued (Redeemed) 135 b.p..................           7,491                2,581
                           Net Issued (Redeemed) 160 b.p..................             282                   --

----------
(a) Commenced operations on May 1, 1997.
(b) Commenced operations on January 1, 1998.
(c) Commenced operations on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.    Contributions, Transfers and Charges (Concluded):

      Net accumulation units issued during the periods indicated were:

                                                                                DECEMBER 31,        DECEMBER 31,
                                                                                    1998                1997
                                                                                ------------        ------------
               EQ/PUTNAM INTERNATIONAL EQUITY FUND (a)                                    (IN THOUSANDS)
               ---------------------------------------
                            Net Issued (Redeemed) 120 b.p.................             3                   187
                            Net Issued (Redeemed) 135 b.p.................         5,998                 4,609
                            Net Issued (Redeemed) 160 b.p.................           418                     5

-------------------------
(a) Commenced operations on May 1, 1997.


5.    Amounts retained by Equitable Life in Separate Account No. 49

      The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and Asset-based administrative charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and Asset-based administrative expenses.

      Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

      The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                                YEARS ENDED DECEMBER 31,
                                                                       ----------------------------------------
                                    INVESTMENT FUND                        1998                      1997
                                    ---------------                    ------------               ----------
      Alliance Money Market Fund..................................      $(1,183,691)              $ (105,000)
      Alliance High Yield Fund....................................       (1,528,340)                 (85,000)
      Alliance Common Stock Fund..................................       (3,823,234)                (180,000)
      Alliance Aggressive Stock Fund..............................         (983,127)                (110,000)
      Alliance Small Cap Growth Fund..............................         (792,824)                   5,000
      Alliance Global Fund........................................         (225,129)                 (90,000)
      Alliance Growth Investors Fund..............................         (336,002)                 (97,000)
      Alliance Equity Index Fund..................................               --                    5,000
      BT Equity 500 Index Fund(2).................................       (1,331,361)                   1,000
      BT Small Company Index Fund(2)..............................        9,933,857                    1,000
      BT International Equity Index Fund(2).......................       14,902,319                    1,000
      JPM Core Bond Fund(2).......................................        4,150,198                    1,000
      Lazard Large Cap Value Fund(2)..............................        2,234,287                    1,000
      Lazard Small Cap Value Fund(2)..............................        4,310,749                    1,000
      MFS Research Fund(1)........................................       (1,751,938)                      --
      MFS Emerging Growth Companies Fund(1).......................       (1,150,981)                      --
      MFS Growth with Income Fund(3) .............................               --                       --
      Morgan Stanley Emerging Markets Equity Fund(4)..............          (48,664)                      --
      EQ/Putnam Growth & Income Value Fund(1).....................       (2,678,339)                      --
      EQ/Putnam Investors Growth Fund(1)..........................       (8,168,474)               5,000,000
      EQ/Putnam International Equity Fund(1)......................       (7,148,298)               5,000,000

----------
(1) Commenced operations on May 1, 1997.
(2) Initial capital received on December 31, 1997.
(3) Initial capital received on December 31, 1998.
(4) Commenced operations on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.    Accumulation Unit Values

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                               YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                             1998                        1997                           1996
                                                ----------------------------- ---------------------------- ------------------------
ALLIANCE MONEY MARKET FUND
--------------------------
1.20% Unit value, beginning of period.........               $25.64                      $24.68                        $24.43
1.20% Unit value, end of period...............               $26.62                      $25.64                        $24.68
1.35% Unit value, beginning of period (a).....               $25.00                      $24.38                            --
1.35% Unit value, end of period (a)...........               $25.92                      $25.00                            --
1.60% Unit value, beginning of period (b).....               $23.98                      $23.78                            --
1.60% Unit value, end of period (b)...........               $24.80                      $23.98                            --
0% Unit value, beginning of period (a)........               $31.27                      $30.21                            --
0% Unit value, end of period (a)..............               $32.86                      $31.27                            --

Number of units outstanding, end of
   period (000's)
   1.20%......................................                  329                         359                           127
   1.35%......................................                5,158                       1,153                            --
   1.60%......................................                  349                          --                            --
   0%.........................................                2,233                         947                            --


                                                                               YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                             1998                        1997                           1996
                                                ----------------------------- ---------------------------- ------------------------
ALLIANCE HIGH YIELD FUND
------------------------
1.20% Unit value, beginning of period.........               $30.46                      $26.09                        $25.33
1.20% Unit value, end of period...............               $28.48                      $30.46                        $26.09
1.35% Unit value, beginning of period (a).....               $29.96                      $26.35                            --
1.35% Unit value, end of period (a)...........               $27.96                      $29.96                            --
1.60% Unit value, beginning of period (b).....               $29.13                      $28.79                            --
1.60% Unit value, end of period (b)...........               $27.12                      $29.13                            --

Number of units outstanding, end of
   period (000's)
   1.20%......................................                  422                         439                            24
   1.35%......................................                4,521                       1,256                            --
   1.60%......................................                  170                           2                            --


                                                                               YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                             1998                       1997                           1996
                                                ----------------------------- ---------------------------- ------------------------
ALLIANCE COMMON STOCK FUND
--------------------------
1.20% Unit value, beginning of period.........              $192.60                     $151.23                       $139.82
1.20% Unit value, end of period...............              $245.58                     $192.60                       $151.23
1.35% Unit value, beginning of period (a).....              $186.29                     $146.89                            --
1.35% Unit value, end of period (a)...........              $237.18                     $186.29                            --
1.60% Unit value, beginning of period (b).....              $176.22                     $172.77                            --
1.60% Unit value, end of period (b)...........              $223.79                     $176.22                            --

Number of units outstanding, end of
   period (000's)
   1.20%......................................                  230                         240                             8
   1.35%......................................                1,542                         434                            --
   1.60%......................................                   35                           1                            --

-------------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.    Accumulation Unit Values (Continued):

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                    YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------------
                                                           1998                         1997                           1996
                                                ---------------------------     --------------------------       -------------------

ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
1.20% Unit value, beginning of period.........            $71.57                        $65.53                          $64.24
1.20% Unit value, end of period...............            $70.74                        $71.57                          $65.53
1.35% Unit value, beginning of period (a).....            $70.28                        $61.42                              --
1.35% Unit value, end of period (a)...........            $69.37                        $70.28                              --
1.60% Unit value, beginning of period (b).....            $68.19                        $75.44                              --
1.60% Unit value, end of period (b)...........            $67.13                        $68.19                              --

Number of units outstanding, end of
   period (000's)
   1.20%......................................               266                           279                               9
   1.35%......................................               939                           380                              --
   1.60%......................................                16                            --                              --


                                                    YEARS ENDED DECEMBER 31,
                                                  ---------------------------
                                                      1998          1997
                                                  ----------     ----------

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
1.20% Unit value, beginning of period (a).....       $12.55        $10.00
1.20% Unit value, end of period (a)...........       $11.85        $12.55
1.35% Unit value, beginning of period (a).....       $12.54        $10.00
1.35% Unit value, end of period (a)...........       $11.82        $12.54
1.60% Unit value, beginning of period (b).....       $12.52        $13.22
1.60% Unit value, end of period (b)...........       $11.77        $12.52

Number of units outstanding, end of
   period (000's)
   1.20%......................................          102            89
   1.35%......................................        6,101         2,521
   1.60%......................................          211            --


                                                                                      YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                  1998                           1997                      1996
                                                        ----------------------------   -------------------------   -----------------

ALLIANCE GLOBAL FUND
--------------------
1.20% Unit value, beginning of period.........                    $27.61                      $25.12                     $26.00
1.20% Unit value, end of period...............                    $33.15                      $27.61                     $25.12

Number of units outstanding, end of
   period (000's)
   1.20%......................................                       422                         464                          9

-------------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.    Accumulation Unit Values (Continued):

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                   YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                1998                        1997                          1996
                                                        ------------------------   -------------------------   ---------------------

ALLIANCE GROWTH INVESTORS FUND
------------------------------
1.20% Unit value, beginning of period.........                 $30.09                      $26.15                        $25.06
1.20% Unit value, end of period...............                 $35.33                      $30.09                        $26.15

Number of units outstanding, end of
   period (000's)
   1.20%......................................                    544                         598                            16

                                                                                   YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                       1998                                        1997
                                                        ---------------------------------------  -----------------------------------

ALLIANCE EQUITY INDEX FUND
--------------------------
1.35% Unit value, beginning of period (a).....                        $21.21                                       $17.51
1.35% Unit value, end of period (a)...........                        $26.73                                       $21.21

Number of units outstanding, end of
   period (000's)
   1.35%......................................                            --                                           --

                                                                                   YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                       1998                                      1997 (b)
                                                        ---------------------------------------  -----------------------------------
BT EQUITY 500 INDEX FUND
------------------------
1.20% Unit value, beginning of period.........                        $10.00                                     $10.00
1.20% Unit value, end of period...............                        $12.36                                     $10.00
1.35% Unit value, beginning of period.........                        $10.00                                     $10.00
1.35% Unit value, end of period...............                        $12.34                                     $10.00
1.60% Unit value, beginning of period.........                        $10.00                                     $10.00
1.60% Unit value, end of period...............                        $12.31                                     $10.00

Number of units outstanding, end of
   period (000's)
   1.20%......................................                            87                                          --
   1.35%......................................                        12,279                                          --
   1.60%......................................                           951                                          --

-------------------------
(a) Units were made available for sale on May 1, 1997.
(b) Initial capital was received on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.    Accumulation Unit Values (Continued):

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

BT SMALL COMPANY INDEX FUND
---------------------------
1.20% Unit value, beginning of period.........        $10.00        $10.00
1.20% Unit value, end of period...............         $9.65        $10.00
1.35% Unit value, beginning of period.........        $10.00        $10.00
1.35% Unit value, end of period...............         $9.64        $10.00
1.60% Unit value, beginning of period.........        $10.00        $10.00
1.60% Unit value, end of period...............         $9.61        $10.00

Number of units outstanding, end of
   period (000's)
   1.20%......................................             18            --
   1.35%......................................          1,610            --
   1.60%......................................            211            --


                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

BT INTERNATIONAL EQUITY INDEX FUND
----------------------------------
1.20% Unit value, beginning of period.........         $10.00       $10.00
1.20% Unit value, end of period...............         $11.87       $10.00
1.35% Unit value, beginning of period.........         $10.00       $10.00
1.35% Unit value, end of period...............         $11.85       $10.00
1.60% Unit value, beginning of period.........         $10.00       $10.00
1.60% Unit value, end of period...............         $11.82       $10.00

Number of units outstanding, end of
   period (000's)
   1.20%......................................              9           --
   1.35%......................................          1,827           --
   1.60%......................................            248           --


-------------------------
(a) Initial capital was received on December 31, 1997.
(b) Initial capital was received on December 31, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.    Accumulation Unit Values (Continued):

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.
                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

JPM CORE BOND FUND
------------------
1.20% Unit value, beginning of period.........      $10.00           $10.00
1.20% Unit value, end of period.................    $10.77           $10.00
1.35% Unit value, beginning of period...........    $10.00           $10.00
1.35% Unit value, end of period.................    $10.76           $10.00
1.60% Unit value, beginning of period...........    $10.00           $10.00
1.60% Unit value, end of period.................    $10.73           $10.00

Number of units outstanding, end of
   period (000's)
   1.20%........................................        98               --
   1.35%........................................     8,661               --
   1.60%........................................       379               --

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

LAZARD LARGE CAP VALUE FUND
---------------------------
1.20% Unit value, beginning of period...........    $10.00           $10.00
1.20% Unit value, end of period.................    $11.86           $10.00
1.35% Unit value, beginning of period...........    $10.00           $10.00
1.35% Unit value, end of period.................    $11.84           $10.00
1.60% Unit value, beginning of period...........    $10.00           $10.00
1.60% Unit value, end of period.................    $11.81           $10.00

Number of units outstanding, end of
   period (000's)
   1.20%........................................        22               --
   1.35%........................................     5,696               --
   1.60%........................................       315               --

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

LAZARD SMALL CAP VALUE FUND
---------------------------
1.20% Unit value, beginning of period...........     $10.00          $10.00
1.20% Unit value, end of period.................      $9.18          $10.00
1.35% Unit value, beginning of period...........     $10.00          $10.00
1.35% Unit value, end of period.................      $9.17          $10.00
1.60% Unit value, beginning of period...........     $10.00          $10.00
1.60% Unit value, end of period.................      $9.14          $10.00

Number of units outstanding, end of
   period (000's)
   1.20%........................................         26              --
   1.35%........................................      4,733              --
   1.60%........................................        344              --

-------------------------
(a) Initial capital was received on December 31, 1997.
(b) Initial capital was received on December 31, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.    Accumulation Unit Values (Continued):

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

MFS RESEARCH FUND
-----------------
1.20% Unit value, beginning of period...........     $11.51          $10.00
1.20% Unit value, end of period.................     $14.12          $11.51
1.35% Unit value, beginning of period...........     $11.50          $10.00
1.35% Unit value, end of period.................     $14.08          $11.50
1.60% Unit value, beginning of period  (c)......     $11.48          $11.77
1.60% Unit value, end of period (c).............     $14.02          $11.48

Number of units outstanding, end of
   period (000's)
   1.20%........................................        356             263
   1.35%........................................     14,913           5,257
   1.60%........................................        410               1


                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
1.20% Unit value, beginning of period...........     $12.14          $10.00
1.20% Unit value, end of period.................     $16.14          $12.14
1.35% Unit value, beginning of period...........     $12.13          $10.00
1.35% Unit value, end of period.................     $16.10          $12.13
1.60% Unit value, beginning of period (c).......     $12.11          $12.60
1.60% Unit value, end of period (c).............     $16.03          $12.11

Number of units outstanding, end of
   period (000's)
   1.20%........................................        176             149
   1.35%........................................      9,117           3,327
   1.60%........................................        200               2

                                                      DECEMBER 31, 1998 (b)
                                                   ---------------------------

MFS EMERGING GROWTH WITH INCOME FUND
------------------------------------
1.20% Unit value, beginning of period...........            $10.00
1.20% Unit value, end of period.................            $10.00
1.35% Unit value, beginning of period...........            $10.00
1.35% Unit value, end of period.................            $10.00
1.60% Unit value, beginning of period...........            $10.00
1.60% Unit value, end of period.................            $10.00

----------
(a) Units were made available for sale on May 1, 1997.
(b) Initial capital was received on December 31, 1998.
(c) Units were made available for sale on October 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.    Accumulation Unit Values (Continued):

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998           1997 (a)
                                                   -----------     -----------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND
-------------------------------------------
1.20% Unit value, beginning of period (c).......      $7.95           $7.95
1.20% Unit value, end of period (c).............      $5.73           $7.95
1.35% Unit value, beginning of period (c).......      $7.94           $7.94
1.35% Unit value, end of period (c).............      $5.72           $7.94
1.60% Unit value, beginning of period (c).......      $7.93           $7.93
1.60% Unit value, end of period (c).............      $5.70           $7.93

Number of units outstanding, end of
   period (000's)
   1.20%........................................         16              --
   1.35%........................................      1,805              --
   1.60%........................................        203              --

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998           1997 (a)
                                                   -----------     -----------
EQ/PUTNAM GROWTH & INCOME VALUE FUND
------------------------------------
1.20% Unit value, beginning of period...........     $11.53          $10.00
1.20% Unit value, end of period.................     $12.85          $11.53
1.35% Unit value, beginning of period...........     $11.52          $10.00
1.35% Unit value, end of period.................     $12.82          $11.52
1.60% Unit value, beginning of period (c).......     $11.50          $11.63
1.60% Unit value, end of period (c).............     $12.76          $11.50

Number of units outstanding, end of
   period (000's)
   1.20%........................................        506             383
   1.35%........................................     24,343           8,113
   1.60%........................................        714              17

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------
EQ/PUTNAM INVESTORS GROWTH FUND
-------------------------------
1.20% Unit value, beginning of period...........     $12.37          $10.00
1.20% Unit value, end of period.................     $16.65          $12.37
1.35% Unit value, beginning of period...........     $12.35          $10.00
1.35% Unit value, end of period.................     $16.61          $12.35
1.60% Unit value, beginning of period (c) ......     $12.33          $12.12
1.60% Unit value, end of period (c) ............     $16.54          $12.33

Number of units outstanding, end of
   period (000's)
   1.20%........................................        160             124
   1.35%........................................     10,072           2,581
   1.60%........................................        282              --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on May 1, 1998.
(c) Units were made available for sale on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1998

6.    Accumulation Unit Values (Concluded):

      Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                      YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1998          1997 (a)
                                                   -----------     -----------

EQ/PUTNAM INTERNATIONAL EQUITY FUND
-----------------------------------
1.20% Unit value, beginning of period...........     $10.87          $10.00
1.20% Unit value, end of period.................     $12.83          $10.87
1.35% Unit value, beginning of period...........     $10.86          $10.00
1.35% Unit value, end of period.................     $12.80          $10.86
1.60% Unit value, beginning of period (c).......     $10.84          $11.52
1.60% Unit value, end of period (c).............     $12.75          $10.84

Number of units outstanding, end of
   period (000's)
   1.20%........................................        190              187
   1.35%........................................     10,607            4,609
   1.60%........................................        422                4

-------------------------
(a) Units were made available for sale on May 1, 1997.
(c) Units were made available for sale on October 1, 1997.

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for long-lived assets in 1996.




/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,993.7        $    19,630.9
    Held to maturity, at amortized cost.....................................           125.0                  -
  Mortgage loans on real estate.............................................         2,809.9              2,611.4
  Equity real estate........................................................         1,676.9              2,495.1
  Policy loans..............................................................         2,086.7              2,422.9
  Other equity investments..................................................           713.3                951.5
  Investment in and loans to affiliates.....................................           928.5                731.1
  Other invested assets.....................................................           808.2                612.2
                                                                              -----------------    -----------------
      Total investments.....................................................        28,142.2             29,455.1
Cash and cash equivalents...................................................         1,245.5                300.5
Deferred policy acquisition costs...........................................         3,563.8              3,236.6
Amounts due from discontinued operations....................................             2.7                572.8
Other assets................................................................         3,051.9              2,687.4
Closed Block assets.........................................................         8,632.4              8,566.6
Separate Accounts assets....................................................        43,302.3             36,538.7
                                                                              -----------------    -----------------

Total Assets................................................................   $    87,940.8        $    81,357.7
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    20,889.7        $    21,579.5
Future policy benefits and other policyholders' liabilities.................         4,694.2              4,553.8
Short-term and long-term debt...............................................         1,181.7              1,716.7
Other liabilities...........................................................         3,474.3              3,267.2
Closed Block liabilities....................................................         9,077.0              9,073.7
Separate Accounts liabilities...............................................        43,211.3             36,306.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        82,528.2             76,497.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,110.2              3,105.8
Retained earnings...........................................................         1,944.1              1,235.9
Accumulated other comprehensive income......................................           355.8                516.3
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         5,412.6              4,860.5
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    87,940.8        $    81,357.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,056.2       $       950.6      $       874.0
Premiums......................................................          588.1               601.5              597.6
Net investment income.........................................        2,228.1             2,282.8            2,203.6
Investment gains (losses), net................................          100.2               (45.2)              (9.8)
Commissions, fees and other income............................        1,503.0             1,227.2            1,081.8
Contribution from the Closed Block............................           87.1               102.5              125.0
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,562.7             5,119.4            4,872.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,153.0             1,266.2            1,270.2
Policyholders' benefits.......................................        1,024.7               978.6            1,317.7
Other operating costs and expenses............................        2,201.2             2,203.9            2,075.7
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,378.9             4,448.7            4,663.6
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................        1,183.8               670.7              208.6
Federal income taxes..........................................          353.1                91.5                9.7
Minority interest in net income of consolidated subsidiaries..          125.2                54.8               81.7
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          705.5               524.4              117.2
Discontinued operations, net of Federal income taxes..........            2.7               (87.2)             (83.8)
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                   -                (23.1)
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,105.8             3,105.8            3,105.8
Additional capital in excess of par value.....................            4.4                 -                  -
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,110.2             3,105.8            3,105.8

Retained earnings, beginning of year..........................        1,235.9               798.7              788.4
Net earnings..................................................          708.2               437.2               10.3
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,944.1             1,235.9              798.7
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income,
  beginning of year...........................................          516.3               177.0              361.4
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          355.8               516.3              177.0
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    5,412.6       $     4,860.5      $     4,084.0
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
  adjustment..................................................         (149.5)              343.7             (206.6)
Minimum pension liability adjustment..........................          (11.0)               (4.4)              22.2
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $      547.7       $       776.5      $      (174.1)
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      708.2       $       437.2      $        10.3
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,153.0             1,266.2            1,270.2
  Universal life and investment-type product
    policy fee income.........................................       (1,056.2)             (950.6)            (874.0)
  Investment (gains) losses...................................         (100.2)               45.2                9.8
  Change in Federal income tax payable........................          123.1               (74.4)            (197.1)
  Other, net..................................................         (324.9)              169.4              330.2
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          503.0               893.0              549.4
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,289.0             2,702.9            2,275.1
  Sales.......................................................       16,972.1            10,385.9            8,964.3
  Purchases...................................................      (18,578.5)          (13,205.4)         (12,559.6)
  Decrease (increase) in short-term investments...............          102.4              (555.0)             450.3
  Decrease in loans to discontinued operations................          660.0               420.1            1,017.0
  Sale of subsidiaries........................................            -                 261.0                -
  Other, net..................................................         (341.8)             (612.6)            (281.0)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,103.2              (603.1)            (133.9)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,508.1             1,281.7            1,925.4
    Withdrawals...............................................       (1,724.6)           (1,886.8)          (2,385.2)
  Net (decrease) increase in short-term financings............         (243.5)              419.9                (.3)
  Repayments of long-term debt................................          (24.5)             (196.4)            (124.8)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (87.2)              (83.9)               -
  Other, net..................................................          (89.5)              (62.7)             (66.5)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (661.2)             (528.2)            (651.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          945.0              (238.3)            (235.9)
Cash and cash equivalents, beginning of year..................          300.5               538.8              774.7
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,245.5       $       300.5      $       538.8
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      130.7       $       217.1      $       109.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      254.3       $       170.0      $       (10.0)
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), in which Equitable Life has a 57.7% ownership interest, and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate in which Equitable Life has a 32.5% ownership interest. AXA ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.5% at December 31, 1998 (53.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance, the results of DLJ which are accounted for on an equity basis, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance and EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1998," "1997" and "1996" refer to the years ended December 31, 1998, 1997 and 1996, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1998 presentation.

        Closed Block

        On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations include the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the Guaranteed Interest Contract ("GIC") lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1998 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        Accounting Changes

        In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for public companies to report information about operating segments in annual and interim financial statements issued to shareholders. It also specifies related disclosure requirements for products and services, geographic areas and major customers. Generally, financial information must be reported using the basis management uses to make operating decisions and to evaluate business performance. The Company implemented SFAS No. 131 effective December 31, 1998 and continues to identify two operating segments to reflect its major businesses: Insurance and Investment Services. While the segment descriptions are the same as those previously reported, certain amounts have been reattributed between the two reportable segments. Prior period comparative segment information has been restated.

        In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. Adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management intends to sell or abandon is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Initial adoption of the impairment requirements of SFAS No. 121 to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        New Accounting Pronouncements

        In October 1998, the FASB issued SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," which amends existing  accounting and reporting  standards for certain  activities of mortgage banking enterprises and other enterprises that conduct operations that are substantially similar to the primary operations of a mortgage banking enterprise. This statement is effective for the first fiscal quarter beginning after December 15, 1998. This statement is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

        SFAS No. 133 requires adoption in fiscal years beginning after June 15, 1999 and permits early adoption as of the beginning of any fiscal quarter following issuance of the statement. Retroactive application to financial statements of prior periods is prohibited. The Company expects to adopt SFAS No. 133 effective January 1, 2000. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

        In late 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that Do Not Transfer Insurance Risk". This SOP, effective for fiscal years beginning after June 15, 1999, provides guidance to both the insured and insurer on how to apply the deposit method of accounting when it is required for insurance and reinsurance contracts that do not transfer insurance risk. The SOP does not address or change the requirements as to when deposit accounting should be applied. SOP 98-7 applies to all entities and all insurance and reinsurance contracts that do not transfer insurance risk except for long-duration life and health insurance contracts. This SOP is not expected to have a material impact on the Company's consolidated financial statements.

        In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

        Unrealized investment gains and losses on equity securities and fixed maturities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1998, the expected investment yield, excluding policy loans, generally ranged from 7.29% grading to 6.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996 a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its Pension Par and DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $938.6 million and $886.7 million at December 31, 1998 and 1997, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Incurred benefits related to current year..........  $       202.1       $      190.2       $      189.0
        Incurred benefits related to prior years...........           22.2                2.1               69.1
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       224.3       $      192.3       $      258.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        17.0       $       28.8       $       32.6
        Benefits paid related to prior years...............          155.4              146.2              153.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       172.4       $      175.0       $      185.9
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1998, participating policies, including those in the Closed Block, represent approximately 19.9% ($49.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1998, 1997 and 1996, investment results of such Separate Accounts were $4,591.0 million, $3,411.1 million and $2,970.6 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the Statement, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option price. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1998
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
            Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,464.1              107.6                 .7             1,571.0
            States and political subdivisions..           55.0                9.9                -                  64.9
            Foreign governments................          363.3               20.9               30.0               354.2
            Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $        58.3      $       114.9       $       22.5       $       150.7
                                                =================  =================   ================   =================

        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,850.5      $       785.0       $       74.5       $    15,561.0
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..           52.8                6.8                 .1                59.5
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value having an amortized cost of $3,539.9 million and $3,759.2 million, respectively, had estimated fair values of $3,748.5 million and $3,903.9 million, respectively.

        The contractual maturity of bonds at December 31, 1998 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      324.8       $      323.4
        Due in years two through five..........................................       3,778.2            3,787.9
        Due in years six through ten...........................................       6,543.4            6,594.1
        Due after ten years....................................................       5,756.8            6,219.5
        Mortgage-backed securities.............................................       1,807.9            1,830.3
                                                                                ----------------   -----------------
        Total..................................................................  $   18,211.1       $   18,755.2
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $125.0 million are due in one year or less.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1998, approximately 15.1% of the $18,336.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balances, beginning of year........................  $       384.5       $      137.1       $      325.3
        SFAS No. 121 release...............................            -                  -               (152.4)
        Additions charged to income........................           86.2              334.6              125.0
        Deductions for writedowns and
          asset dispositions...............................         (240.1)             (87.2)            (160.8)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        34.3       $       55.8       $       50.4
          Equity real estate...............................          196.3              328.7               86.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        At December 31, 1998, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.8 million.

        At December 31, 1998 and 1997, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $7.0 million (0.2% of total mortgage loans on real estate) and $23.4 million (0.9% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $115.1 million and $183.4 million at December 31, 1998 and 1997, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.3 million, $17.2 million and $35.5 million in 1998, 1997 and 1996, respectively. Gross interest income on these loans included in net investment income aggregated $8.3 million, $12.7 million and $28.2 million in 1998, 1997 and 1996, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1998                 1997
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        125.4       $        196.7
        Impaired mortgage loans without provision for losses...............             8.6                  3.6
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           134.0                200.3
        Provision for losses...............................................           (29.0)               (51.8)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        105.0       $        148.5
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1998, 1997 and 1996, respectively, the Company's average recorded investment in impaired mortgage loans was $161.3 million, $246.9 million and $552.1 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $15.2 million and $38.8 million ($.9 million, $2.3 million and $17.9 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1998 and 1997, the carrying value of equity real estate held for sale amounted to $836.2 million and $1,023.5 million, respectively. For 1998, 1997 and 1996, respectively, real estate of $7.1 million, $152.0 million and $58.7 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned $552.3 million and $693.3 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $374.8 million and $541.1 million at December 31, 1998 and 1997, respectively. Depreciation expense on real estate totaled $30.5 million, $74.9 million and $91.8 million for 1998, 1997 and 1996, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (25 and 29 individual ventures as of December 31, 1998 and 1997, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       913.7      $     1,700.9
        Investments in securities, generally at estimated fair value...........          636.9            1,374.8
        Cash and cash equivalents..............................................           85.9              105.4
        Other assets...........................................................          279.8              584.9
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       367.1      $       493.4
        Borrowed funds - the Company...........................................           30.1               31.2
        Other liabilities......................................................          197.2              284.0
                                                                                ----------------   -----------------
        Total liabilities......................................................          594.4              808.6
                                                                                ----------------   -----------------

        Partners' capital......................................................        1,321.9            2,957.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       312.9      $       568.5
        Equity in limited partnership interests not included above.............          442.1              331.8
        Other..................................................................             .7                4.3
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       755.7      $       904.6
                                                                                ================   =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       246.1       $      310.5       $      348.9
        Revenues of other limited partnership interests....          128.9              506.3              386.1
        Interest expense - third party.....................          (33.3)             (91.8)            (111.0)
        Interest expense - the Company.....................           (2.6)              (7.2)             (30.0)
        Other expenses.....................................         (197.0)            (263.6)            (282.5)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       142.1       $      454.2       $      311.5
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        59.6       $       76.7       $       73.9
        Equity in net earnings of limited partnership
          interests not included above.....................           22.7               69.5               35.8
        Other..............................................            -                  (.9)                .9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $        82.3       $      145.3       $      110.6
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,489.0       $    1,459.4       $    1,307.4
        Mortgage loans on real estate......................          235.4              260.8              303.0
        Equity real estate.................................          356.1              390.4              442.4
        Other equity investments...........................           83.8              156.9              122.0
        Policy loans.......................................          144.9              177.0              160.3
        Other investment income............................          185.7              181.7              217.4
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,494.9            2,626.2            2,552.5

          Investment expenses..............................         (266.8)            (343.4)            (348.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,228.1       $    2,282.8       $    2,203.6
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $       (24.3)      $       88.1       $       60.5
        Mortgage loans on real estate......................          (10.9)             (11.2)             (27.3)
        Equity real estate.................................           74.5             (391.3)             (79.7)
        Other equity investments...........................           29.9               14.1               18.9
        Sale of subsidiaries...............................           (2.6)             252.1                -
        Issuance and sales of Alliance Units...............           19.8                -                 20.6
        Issuance and sale of DLJ common stock..............           18.2                3.0                -
        Other..............................................           (4.4)               -                 (2.8)
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $       100.2       $      (45.2)      $       (9.8)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $101.6 million, $11.7 million and $29.9 million for 1998, 1997 and 1996, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million for 1997. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1998, 1997 and 1996, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $15,961.0 million, $9,789.7 million and $8,353.5 million. Gross gains of $149.3 million, $166.0 million and $154.2 million and gross losses of $95.1 million, $108.8 million and $92.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1998, 1997 and 1996 amounted to $(331.7) million, $513.4 million and $(258.0)
        million, respectively.

        For 1998, 1997 and 1996, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.9 million, $137.5 million and $136.7 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note which was paid in 1998. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and for the year ended December 31, 1996, respectively, the businesses sold reported combined revenues of $91.6 million and $226.1 million and combined net earnings of $10.7 million and $30.7 million.

        In 1996, Alliance acquired the business of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash,
        1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and additional consideration to be determined at a later date but currently estimated to not exceed $10.0 million. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1998, the Company's ownership of Alliance Units was approximately 56.7%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balance, beginning of year.........................  $       533.6       $      189.9       $      396.5
        Changes in unrealized investment gains (losses)....         (242.4)             543.3             (297.6)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           (5.7)              53.2                -
            DAC............................................           13.2              (89.0)              42.3
            Deferred Federal income taxes..................           85.4             (163.8)              48.7
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       539.9       $      871.2       $      357.8
            Other equity investments.......................           92.4               33.7               31.6
            Other, principally Closed Block................          111.1               80.9               53.1
                                                            -----------------   ----------------   -----------------
              Total........................................          743.4              985.8              442.5
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (24.7)             (19.0)             (72.2)
              DAC..........................................         (127.8)            (141.0)             (52.0)
              Deferred Federal income taxes................         (206.8)            (292.2)            (128.4)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Unrealized gains on investments....................  $       384.1       $      533.6       $      189.9
        Minimum pension liability..........................          (28.3)             (17.3)             (12.9)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       355.8       $      516.3       $      177.0
                                                            =================   ================   =================

        The components of other comprehensive income for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net unrealized gains (losses) on investment
          securities:
          Net unrealized gains (losses) arising during
            the period.....................................  $      (186.1)      $      564.0       $     (249.8)
          Reclassification adjustment for (gains) losses
            included in net earnings.......................          (56.3)             (20.7)             (47.8)
                                                            -----------------   ----------------   -----------------

        Net unrealized gains (losses) on investment
          securities.......................................         (242.4)             543.3             (297.6)
        Adjustments for policyholder liabilities,
          DAC and deferred
          Federal income taxes.............................           92.9             (199.6)              91.0
                                                            -----------------   ----------------   -----------------
        Change in unrealized gains (losses), net of
          reclassification and adjustments.................         (149.5)             343.7             (206.6)
        Change in minimum pension liability................          (11.0)              (4.4)              22.2
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $      (160.5)      $      339.3       $     (184.4)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,149.0 and $4,059.4)...........................................  $    4,373.2         $    4,231.0
        Mortgage loans on real estate........................................       1,633.4              1,341.6
        Policy loans.........................................................       1,641.2              1,700.2
        Cash and other invested assets.......................................          86.5                282.0
        DAC..................................................................         676.5                775.2
        Other assets.........................................................         221.6                236.6
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,632.4         $    8,566.6
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    9,013.1         $    8,993.2
        Other liabilities....................................................          63.9                 80.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,077.0         $    9,073.7
                                                                              =================    =================

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       661.7       $      687.1       $      724.8
        Investment income (net of investment
          expenses of $15.5, $27.0 and $27.3)..............          569.7              574.9              546.6
        Investment losses, net.............................             .5              (42.4)              (5.5)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,231.9            1,219.6            1,265.9
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,082.0            1,066.7            1,106.3
        Other operating costs and expenses.................           62.8               50.4               34.6
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,144.8            1,117.1            1,140.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        87.1       $      102.5       $      125.0
                                                            =================   ================   =================

        At December 31, 1998 and 1997, problem mortgage loans on real estate had an amortized cost of $5.1 million and $8.1 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $26.0 million and $70.5 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $        55.5      $       109.1
        Impaired mortgage loans without provision for losses...................            7.6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           63.1              109.7
        Provision for losses...................................................          (10.1)             (17.4)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        53.0      $        92.3
                                                                                ================   =================

        During 1998, 1997 and 1996, the Closed Block's average recorded investment in impaired mortgage loans was $85.5 million, $110.2 million and $153.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $9.4 million and $10.9 million ($1.5 million, $4.1 million and $4.7 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $11.1 million and $18.5 million on mortgage loans on real estate and $15.4 million and $16.8 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million and $12.8 million for 1997 and 1996, respectively. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 8)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Mortgage loans on real estate........................................  $      553.9         $      635.2
        Equity real estate...................................................         611.0                874.5
        Other equity investments.............................................         115.1                209.3
        Other invested assets................................................          24.9                152.4
                                                                              -----------------    -----------------
          Total investments..................................................       1,304.9              1,871.4
        Cash and cash equivalents............................................          34.7                106.8
        Other assets.........................................................         219.0                243.8
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,021.7         $    1,048.3
        Allowance for future losses..........................................         305.1                259.2
        Amounts due to continuing operations.................................           2.7                572.8
        Other liabilities....................................................         229.1                341.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $63.3, $97.3 and $127.5).............  $       160.4       $      188.6       $      245.4
        Investment gains (losses), net.....................           35.7             (173.7)             (18.9)
        Policy fees, premiums and other income.............           (4.3)                .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          191.8               15.1              226.7

        Benefits and other deductions......................          141.5              169.5              250.4
        Earnings added (losses charged) to allowance
          for future losses................................           50.3             (154.4)             (23.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing (loss from
          strengthening) of the allowance for future
          losses...........................................            4.2             (134.1)            (129.0)
        Federal income tax (expense) benefit...............           (1.5)              46.9               45.2
                                                            -----------------   ----------------   -----------------
        Earnings (Loss) from Discontinued Operations.......  $         2.7       $      (87.2)      $      (83.8)
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1998 and strengthening of allowance in 1997 and 1996.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

        Benefits and other deductions includes $26.6 million, $53.3 million and $114.3 million of interest expense related to amounts borrowed from continuing operations in 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $3.0 million and $28.4 million on mortgage loans on real estate and $34.8 million and $88.4 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1998 and 1997, problem mortgage loans on real estate had amortized costs of $1.1 million and $11.0 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $3.5 million and $109.4 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $         6.7      $       101.8
        Impaired mortgage loans without provision for losses...................            8.5                 .2
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           15.2              102.0
        Provision for losses...................................................           (2.1)             (27.3)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        13.1      $        74.7
                                                                                ================   =================

        During 1998, 1997 and 1996, the discontinued operations' average recorded investment in impaired mortgage loans was $73.3 million, $89.2 million and $134.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $6.6 million and $10.1 million ($3.4 million, $5.3 million and $7.5 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        At December 31, 1998 and 1997, discontinued operations had carrying values of $50.0 million and $156.2 million, respectively, of real estate acquired in satisfaction of debt.

 9)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      179.3         $      422.2
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.7
          Other..............................................................            .3                   .3
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.4
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.91% - 12.00%, due through 2017...................         392.2                676.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          10.8                 18.5
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,002.4              1,294.5
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,181.7         $    1,716.7
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1998 range from 5.23% to 7.75%. There were no borrowings outstanding under this bank credit facility at December 31, 1998.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1998, there were no borrowings outstanding under this program.

        During July 1998, Alliance entered into a $425.0 million five-year revolving credit facility with a group of commercial banks which replaced a $250.0 million revolving credit facility. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During September 1998, Alliance increased the size of its commercial paper program from $250.0 million to $425.0 million. Borrowings from these two sources may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants which require Alliance to, among other things, meet certain financial ratios. As of December 31, 1998, Alliance had commercial paper outstanding totaling $179.5 million at an effective interest rate of 5.5% and there were no borrowings outstanding under Alliance's revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $640.2 million and $1,164.0 million at December 31, 1998 and 1997, respectively, as collateral for certain short-term and long-term debt.

        At December 31, 1998, aggregate maturities of the long-term debt based on required principal payments at maturity for 1999 and the succeeding four years are $322.8 million, $6.9 million, $1.7 million, $1.8 million and $2.0 million, respectively, and $668.0 million thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       283.3       $      186.5       $       97.9
          Deferred.........................................           69.8              (95.0)             (88.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       414.3       $      234.7       $       73.0
        Non-taxable minority interest......................          (33.2)             (38.0)             (28.6)
        Adjustment of tax audit reserves...................           16.0              (81.7)               6.9
        Equity in unconsolidated subsidiaries..............          (39.3)             (45.1)             (32.3)
        Other..............................................           (4.7)              21.6               (9.3)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1998                  December 31, 1997
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Compensation and related benefits......  $     235.3      $        -        $      257.9      $       -
        Other..................................         27.8               -                30.7              -
        DAC, reserves and reinsurance..........          -               231.4               -              222.8
        Investments............................          -               364.4               -              405.7
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     263.1      $      595.8      $      288.6      $     628.5
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        (7.7)      $       46.2       $     (156.2)
        Investments........................................           46.8             (113.8)              78.6
        Compensation and related benefits..................           28.6                3.7               22.3
        Other..............................................            2.1              (31.1)             (32.9)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense (Benefit)................................  $        69.8       $      (95.0)      $      (88.2)
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       438.8       $      448.6       $      461.4
        Reinsurance assumed................................          203.6              198.3              177.5
        Reinsurance ceded..................................          (54.3)             (45.4)             (41.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       588.1       $      601.5       $      597.6
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        75.7       $       61.0       $       48.2
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        85.9       $       70.6       $       54.1
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        39.5       $       36.4       $       32.3
                                                            =================   ================   =================

        Beginning in May 1997, the Company began reinsuring on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. Effective January 1, 1994, all in force business above $5.0 million was reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.3 million, $1.6 million and $2.4 million for 1998, 1997 and 1996, respectively. Ceded death and disability benefits totaled $15.6 million, $4.3 million and $21.2 million for 1998, 1997 and 1996, respectively. Insurance liabilities ceded totaled $560.3 million and $593.8 million at December 31, 1998 and 1997, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        33.2       $       32.5       $       33.8
        Interest cost on projected benefit obligations.....          129.2              128.2              120.8
        Actual return on assets............................         (175.6)            (307.6)            (181.4)
        Net amortization and deferrals.....................            6.1              166.6               43.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        (7.1)      $       19.7       $       16.6
                                                            =================   ================   =================

        The  plan's  projected  benefit   obligation  under  the  qualified  and
        non-qualified plans was comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Benefit obligation, beginning of year..................................  $    1,801.3       $    1,765.5
        Service cost...........................................................          33.2               32.5
        Interest cost..........................................................         129.2              128.2
        Actuarial (gains) losses...............................................         108.4              (15.5)
        Benefits paid..........................................................        (138.7)            (109.4)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,933.4       $    1,801.3
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Plan assets at fair value, beginning of year...........................  $    1,867.4       $    1,626.0
        Actual return on plan assets...........................................         338.9              307.5
        Contributions..........................................................           -                 30.0
        Benefits paid and fees.................................................        (123.2)             (96.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,083.1            1,867.4
        Projected benefit obligations..........................................       1,933.4            1,801.3
                                                                                ----------------   -----------------
        Projected benefit obligations less than plan assets....................         149.7               66.1
        Unrecognized prior service cost........................................          (7.5)              (9.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          38.7               95.0
        Unrecognized net asset at transition...................................           1.5                3.1
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      182.4       $      154.3
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.0% and 3.83%, respectively, at December 31, 1998 and 7.25% and 4.07%, respectively, at December 31, 1997. As of January 1, 1998 and 1997, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity an additional minimum pension liability of $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $31.8 million, $33.2 million and $34.7 million for 1998, 1997 and 1996, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1998, 1997 and 1996, the Company made estimated postretirement benefits payments of $28.4 million, $18.7 million and $18.9 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.6       $        4.5       $        5.3
        Interest cost on accumulated postretirement
          benefits obligation..............................           33.6               34.7               34.6
        Net amortization and deferrals.....................             .5                1.9                2.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        38.7       $       41.1       $       42.3
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $      490.8       $      388.5
        Service cost...........................................................           4.6                4.5
        Interest cost..........................................................          33.6               34.7
        Contributions and benefits paid........................................         (28.4)              72.1
        Actuarial (gains) losses...............................................         (10.2)              (9.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............         490.4              490.8
        Unrecognized prior service cost........................................          31.8               40.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (121.2)            (140.6)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      401.0       $      390.5
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.0% in 1998, gradually declining to 2.5% in the year 2009, and in 1997 was 8.75%, gradually declining to 2.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.0% and 7.25% at December 31, 1998 and 1997, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1998 would be increased 4.83%. The effect of this change on the sum of the service cost and interest cost would be an increase of 4.57%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1998 would be decreased by 5.6%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 5.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1998 and 1997, respectively, was $880.9 million and $1,353.4 million. The average unexpired terms at December 31, 1998 ranged from 1 month to 4.3 years. At December 31, 1998, the cost of terminating swaps in a loss position was $8.0 million. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1998 of contracts purchased and sold were $8,450.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $54.8 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1998 and 1997.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1998                               1997
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,809.9     $     2,961.8     $     2,611.4     $    2,822.8
        Other limited partnership interests....         562.6             562.6             509.4            509.4
        Policy loans...........................       2,086.7           2,370.7           2,422.9          2,493.9
        Policyholders' account balances -
          investment contracts.................      12,892.0          13,396.0          12,611.0         12,714.0
        Long-term debt.........................       1,002.4           1,025.2           1,294.5          1,257.0

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,633.4           1,703.5           1,341.6          1,420.7
        Other equity investments...............          56.4              56.4              86.3             86.3
        Policy loans...........................       1,641.2           1,929.7           1,700.2          1,784.2
        SCNILC liability.......................          25.0              25.0              27.6             30.3

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         553.9             599.9             655.5            779.9
        Fixed maturities.......................          24.9              24.9              38.7             38.7
        Other equity investments...............         115.1             115.1             209.3            209.3
        Guaranteed interest contracts..........          37.0              34.0              37.0             34.0
        Long-term debt.........................         147.1             139.8             296.4            297.6

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $142.9 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $287.3 million at December 31, 1998, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $24.7 million of letters of credit outstanding at December 31, 1998.

15)     LITIGATION

        Major Medical Insurance Cases

        Equitable Life agreed to settle, subject to court approval, previously disclosed cases involving lifetime guaranteed renewable major medical insurance policies issued by Equitable Life in five states. Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the policies and was misrepresented. In certain cases plaintiffs also claimed that Equitable Life misrepresented to policyholders that premium increases had been approved by insurance departments, and that it determined annual rate increases in a manner that discriminated against the policyholders.

        In December 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in creation of a nationwide class consisting of all persons holding, and paying premiums on, the policies at any time since January 1, 1988 and the dismissal with prejudice of the pending actions and the resolution of all similar claims on a nationwide basis. Under the terms of the settlement, which involves approximately 127,000 former and current policyholders, Equitable Life would pay $14.2 million in exchange for release of all claims and will provide future relief to certain current policyholders by restricting future premium increases, estimated to have a present value of $23.3 million. This estimate is based upon assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may vary. In October 1998, the court entered a judgment approving the settlement agreement and, in November, a member of the national class filed a notice of appeal of the judgment. In January 1999, the Court of Appeals granted Equitable Life's motion to dismiss the appeal.

        Life Insurance and Annuity Sales Cases

        A number of lawsuits  are  pending as  individual  claims and  purported class actions against Equitable Life and its subsidiary insurance companies Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997) and The Equitable of Colorado, Inc. ("EOC"). These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in varying jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, The Equitable's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on The Equitable's results of operations in any particular period.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, The Equitable's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on The Equitable's results of operations in any particular period.

        Alliance Capital

        In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. Alliance believes that the allegations in the amended complaint, which was filed in February 1999, are without merit and intends to defend itself vigorously against these claims. While the ultimate outcome of this matter cannot be determined at this time, Alliance's management does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        DLJSC

        DLJSC is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. DLJSC is defending itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. Trial is expected in early May 1999. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a complaint which alleges that DLJSC and a number of other financial institutions and several individual defendants violated civil provisions of RICO by inducing plaintiffs to invest over $40 million in The Securities Groups, a number of tax shelter limited partnerships, during the years 1978 through 1982. The plaintiffs seek recovery of the loss of their entire investment and an approximately equivalent amount of tax-related damages. Judgment for damages under RICO are subject to trebling. Discovery is complete. Trial has been scheduled for May 17, 1999. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant along with certain other parties in four actions involving Mid-American Waste Systems, Inc. ("Mid-American"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code in January 1997. Three actions seek rescission, compensatory and punitive damages for DLJSC's role in underwriting notes of Mid-American. The other action, filed by the Plan Administrator for the bankruptcy estate of Mid-American, alleges that DLJSC is liable as an underwriter for alleged misrepresentations and omissions in the prospectus for the notes, and liable as financial advisor to Mid-American for allegedly failing to advise Mid-American about its financial condition. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1999 and the succeeding four years are $98.7 million, $92.7 million, $73.4 million, $59.9 million, $55.8 million and $550.1 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1999 and the succeeding four years is $7.6 million, $5.6 million, $4.6 million, $2.3 million, $2.3 million and $25.4 million thereafter.

        At December 31, 1998, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1999 and the succeeding four years is $189.2 million, $177.0 million, $165.5 million, $145.4 million, $122.8 million and $644.7 million thereafter.

17)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Compensation costs.................................  $       772.0       $      721.5       $      704.8
        Commissions........................................          478.1              409.6              329.5
        Short-term debt interest expense...................           26.1               31.7                8.0
        Long-term debt interest expense....................           84.6              121.2              137.3
        Amortization of policy acquisition costs...........          292.7              287.3              405.2
        Capitalization of policy acquisition costs.........         (609.1)            (508.0)            (391.9)
        Rent expense, net of sublease income...............          100.0              101.8              113.7
        Cursitor intangible assets writedown...............            -                120.9                -
        Other..............................................        1,056.8              917.9              769.1
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,201.2       $    2,203.9       $    2,075.7
                                                            =================   ================   =================

        During 1997 and 1996, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million and $24.4 million, respectively. The amounts paid during 1998, associated with cost reduction programs, totaled $22.6 million. At December 31, 1998, the liabilities associated with cost reduction programs amounted to $39.4 million. The 1997 cost reduction program included costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1998, 1997 and 1996, statutory net income (loss) totaled $384.4 million, $(351.7) million and $(351.1) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,728.0 million and $3,907.1 million at December 31, 1998 and 1997, respectively. No dividends have been paid by Equitable Life to the Holding Company to date.

        At December 31, 1998, the Insurance Group, in accordance with various government and state regulations, had $25.6 million of securities deposited with such government or state agencies.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity on a GAAP basis are primarily attributable to: (a) inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes are provided for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (f) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

        Intersegment investment advisory and other fees of approximately $61.8 million, $84.1 million and $129.2 million for 1998, 1997 and 1996, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $4.2 million and $13.3 million for 1998, 1997 and 1996, respectively, are eliminated in consolidation.

        The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1998
        Segment revenues.....................  $     4,029.8     $    1,438.4       $        (5.7)    $    5,462.5
        Investment gains.....................           64.8             35.4                 -              100.2
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     4,094.6     $    1,473.8       $        (5.7)    $    5,562.7
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       688.6     $      284.3       $         -       $      972.9
        Investment gains , net of
          DAC and other charges..............           41.7             27.7                 -               69.4
        Pre-tax minority interest............            -              141.5                 -              141.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       730.3     $      453.5       $         -       $    1,183.8
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                              ===============   =================  ===============   ================


        1997
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment gains (losses)............         (318.8)           255.1                -               (63.7)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment gains (losses), net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                              ===============   =================  ===============   ================


                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1996
        Segment revenues.....................  $     3,789.1     $    1,105.5       $       (12.6)    $    4,882.0
        Investment gains (losses)............          (30.3)            20.5                 -               (9.8)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,758.8     $    1,126.0       $       (12.6)    $    4,872.2
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       337.1     $      224.6       $         -       $      561.7
        Investment gains (losses), net of
          DAC and other charges..............          (37.2)            16.9                 -              (20.3)
        Reserve strengthening and DAC
          writeoff...........................         (393.0)             -                   -             (393.0)
        Non-recurring costs and
          expenses...........................          (22.3)            (1.1)                -              (23.4)
        Pre-tax minority interest............            -               83.6                 -               83.6
                                              ---------------   -----------------  ---------------   ----------------
        Earnings (Loss) from
          Continuing Operations..............  $      (115.4)    $      324.0       $         -       $      208.6
                                              ===============   =================  ===============   ================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1998 and 1997 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1998
        Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       212.8      $       197.0       $      136.8         $      158.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                       =================  =================   ==================   ==================

        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million.

21)     INVESTMENT IN DLJ

        At December 31, 1998, the Company's ownership of DLJ interest was approximately 32.5%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   13,195.1       $   16,535.7
        Securities purchased under resale agreements...........................      20,063.3           22,628.8
        Broker-dealer related receivables......................................      34,264.5           28,159.3
        Other assets...........................................................       4,759.3            3,182.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   35,775.6       $   36,006.7
        Broker-dealer related payables.........................................      26,161.5           26,127.2
        Short-term and long-term debt..........................................       3,997.6            3,249.5
        Other liabilities......................................................       3,219.8            2,860.9
                                                                                ----------------   -----------------
        Total liabilities......................................................      69,154.5           68,244.3
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,927.7            2,061.5
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,927.7       $    2,061.5
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.7               23.5
        The Holding Company's equity ownership in DLJ..........................      (1,002.4)            (740.2)
        Minority interest in DLJ...............................................      (1,118.2)            (729.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      830.8       $      615.5
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    3,184.7       $    2,430.7
        Net investment income..................................................       2,189.1            1,652.1
        Dealer, trading and investment gains, net..............................          33.2              557.7
                                                                                ----------------   -----------------
        Total revenues.........................................................       5,407.0            4,640.5
        Total expenses including income taxes..................................       5,036.2            4,232.2
                                                                                ----------------   -----------------
        Net earnings...........................................................         370.8              408.3
        Dividends on preferred stock...........................................          21.3               12.2
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      349.5       $      396.1
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      349.5       $      396.1
        Amortization of cost in excess of net assets acquired in 1985..........           (.8)              (1.3)
        The Holding Company's equity in DLJ's earnings.........................        (136.8)            (156.8)
        Minority interest in DLJ...............................................         (99.5)            (109.1)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      112.4       $      128.9
                                                                                ================   =================

22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1998, 1997 and 1996 would have been:

                                                                        1998              1997             1996
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As reported.............................................  $      708.2      $     437.2      $       10.3
          Pro forma...............................................         678.4            426.3               3.3

        The fair values of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, were estimated as of the dates of grant using the Black-Scholes option pricing model. The option pricing assumptions for 1998, 1997 and 1996 are as follows:

                                    Holding Company                      DLJ                            Alliance
                             ------------------------------ ------------------------------- ----------------------------------
                               1998      1997       1996      1998       1997      1996       1998       1997         1996
                             --------- ---------- --------- ---------- -------------------- ---------------------- -----------

        Dividend yield......  0.32%      0.48%     0.80%      0.69%      0.86%     1.54%      6.50%      8.00%       8.00%

        Expected volatility.   28%        20%       20%        40%        33%       25%        29%        26%         23%

        Risk-free interest
          rate..............  5.48%      5.99%     5.92%      5.53%      5.96%     6.07%      4.40%      5.70%       5.80%

        Expected life
          in years..........    5          5         5          5          5         5         7.2        7.2         7.4

        Weighted average
          fair value per
          option at
          grant-date........  $22.64    $12.25     $6.94     $16.27     $10.81     $4.03      $3.86      $2.18       $1.35

        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                                    Exercise                      Exercise                     Exercise
                                                    Price of                      Price of                     Price of
                                      Shares        Options         Shares        Options         Units         Options
                                  (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1996........       6.7           $20.27         18.4         $13.50            9.6          $ 8.86
          Granted................        .7           $24.94          4.2         $16.27            1.4          $12.56
          Exercised..............       (.1)          $19.91          -                             (.8)         $ 6.82
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.4)        $13.50            (.2)         $ 9.66
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         22.2         $14.03           10.0          $ 9.54
          Granted................       3.2           $41.85          6.4         $30.54            2.2          $18.28
          Exercised..............      (1.6)          $20.26          (.2)        $16.01           (1.2)         $ 8.06
          Forfeited..............       (.4)          $23.43          (.2)        $13.79            (.4)         $10.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         28.2         $17.78           10.6          $11.41
          Granted................       4.3           $66.26          1.5         $38.59            2.8          $26.28
          Exercised..............      (1.1)          $21.18         (1.4)        $14.91            (.9)         $ 8.91
          Forfeited..............       (.4)          $47.01          (.1)        $17.31            (.2)         $13.14
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1998......      10.7           $44.00         28.2         $19.04           12.3          $14.94
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1998 is as follows:

                                             Options Outstanding                          Options Exercisable
                             ----------------------------------------------------  -----------------------------------
                                                    Weighted
                                                    Average         Weighted                             Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable        Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------------------------- ----------------- ----------------  ------------------- ---------------

               Holding
               Company
        ----------------------
        $18.125    -$27.75           3.7               5.19           $20.97              3.0              $20.33
        $28.50     -$45.25           3.0               8.68           $41.79              -
        $50.63     -$66.75           2.1               9.21           $52.73              -
        $81.94     -$82.56           1.9               9.62           $82.56              -
                              -----------------                                    -------------------
        $18.125    -$82.56          10.7               7.75           $44.00              3.0              $20.33
                              ================= ================= ================  ==================== ==============

                 DLJ
        ----------------------
        $13.50    -$25.99           22.3               7.1            $14.59             21.4              $15.05
        $26.00    -$38.99            5.0               8.8            $33.94              -
        $39.00    -$52.875            .9               9.4            $44.65              -
                              -----------------                                    -------------------
        $13.50    -$52.875          28.2               7.5            $19.04             21.4              $15.05
                              ================= ================== ==============  ===================== =============

              Alliance
        ----------------------
        $ 3.03    -$ 9.69            3.1               4.5            $ 8.03              2.4              $ 7.57
        $ 9.81    -$10.69            2.0               5.3            $10.05              1.6              $10.07
        $11.13    -$13.75            2.4               7.5            $11.92              1.0              $11.77
        $18.47    -$18.78            2.0               9.0            $18.48               .4              $18.48
        $22.50    -$26.31            2.8               9.9            $26.28              -                  -
                              -----------------                                    -------------------
        $  3.03   -$26.31           12.3               7.2            $14.94              5.4              $ 9.88
                              ================= =================== =============  ===================== =============

--------------------------------------------------------------------------------
12
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF VARIABLE INVESTMENT OPTIONS

We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the Portfolios in which they invest. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution plus the 4% credit invested in the variable investment options for the periods shown.

Table 2 shows the growth of a hypothetical $1,000 investment plus a $40 credit in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all fees and charges under the contract, but do not reflect the charges for any applicable taxes such as premium taxes or any applicable annuity administrative fee.

Tables 3, 4, and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all fees and charges under the contract, but do not reflect the withdrawal charge or the charges for any applicable taxes such as premium taxes or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

In all cases the results shown are based on the actual historical investment experience of the Portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or contracts were not available. In those cases, we adjusted the results of the Portfolios to reflect the charges under the contracts that would have applied had the variable investment options and/or contracts been available. The contracts are being offered for the first time as of the date of the prospectus.

In addition, we have adjusted the results prior to October 1996, when The Hudson River Trust Class IB shares were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the Alliance Money Market and Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since Portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the Portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

From time to time, we may advertise different measurements of the investment performance of the variable investment options and/or the Portfolios, including the measurements reflected in the tables below. We will indicate that the 4% credit is reflected when we show performance numbers that give effect to the credit.

THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed Portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge, distribution charge, or any withdrawal charge. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

--------------------------------------------------------------------------------
                                                                              13
--------------------------------------------------------------------------------


ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill Index.
ALLIANCE HIGH YIELD: Merrill Lynch High Yield Master Index.
ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.
ALLIANCE AGGRESSIVE STOCK: 50% Russell 2000 Index and 50% Standard & Poor's
  Mid-Cap Total Return Index.
ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.
EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
BT EQUITY 500 INDEX: Standard & Poor's 500 Index.
BT SMALL COMPANY INDEX: Russell 2000 Index.
BT INTERNATIONAL EQUITY INDEX: Morgan Stanley Capital International Europe,
  Australia, Far East Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital International Europe,
  Australia, Far East Index.
JPM CORE BOND: Salomon Brothers Broad Investment Grade Bond.
LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.
LAZARD SMALL CAP VALUE: Russell 2000 Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
MFS RESEARCH: Standard & Poor's 500 Index.
MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.
MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley Capital International
  Emerging Markets Free Price Return Index.
LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis
  Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator Plus performance relative to other variable annuity products

--------------------------------------------------------------------------------
14
--------------------------------------------------------------------------------





                                                        TABLE 1

                     AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998+

-----------------------------------------------------------------------------------------------------------------------
                                                                 LENGTH OF INVESTMENT PERIOD
                                      ---------------------------------------------------------------------------------
                                                                                               SINCE         SINCE
                                                       1         3         5        10        OPTION       PORTFOLIO
VARIABLE INVESTMENT OPTIONS                          YEAR      YEARS     YEARS     YEARS    INCEPTION*    INCEPTION**
-----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                               (0.46)%   2.61%     3.17%      4.04%     1.67%            5.18%
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                                (11.18)%   8.80%     8.08%      9.54%     2.68%            8.80%
-----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                               24.08%   25.43%    20.13%     16.90%    19.14%           14.41%
-----------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                           (5.61)%   8.17%     9.57%     17.15%     1.61%           15.84%
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                          (10.21)%     --        --         --      6.96%            6.96%
------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                 20.06%      --        --         --     20.06%           20.06%
----------------------------------------------------------------------------------------------------------------------
BT Small Company Index                              (8.02)%     --        --         --     (8.02)%          (8.02)%
----------------------------------------------------------------------------------------------------------------------
BT International Equity Index                       14.90%      --        --         --     14.90%           14.90%
----------------------------------------------------------------------------------------------------------------------
JPM Core Bond                                        3.57%      --        --         --      3.57%            3.57%
----------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                              14.87%      --        --         --     14.87%           14.87%
----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                             (12.90)%     --        --         --    (12.90)%         (12.90)%
---------------------------------------------------------------------------------------------------------------------
MFS Research                                        19.00%      --        --         --     17.39%           17.39%
---------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                       29.66%      --        --         --     25.99%           25.99%
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity             (33.32)%     --        --         --    (33.32)%         (28.41)%
-----------------------------------------------------------------------------------------------------------------------

+ If you start receiving annuity payments within three years of making an additional contribution we will recover the amount of any credit that applied to that contribution.

* The variable investment option inception dates are: Alliance Money Market, Alliance High Yield, Alliance Common Stock and Alliance Aggressive Stock (October 16, 1996); Alliance Small Cap Growth, MFS Research, and MFS Emerging Growth Companies (May 1, 1997); BT Equity 500 Index, BT Small Company Index, BT International Equity Index, JPM Core Bond, Lazard Large Cap Value, Lazard Small Cap Value, and Morgan Stanley Emerging Markets Equity (December 31, 1997). The inception dates for the variable investment options that became available on or after December 31, 1998, and are therefore not shown in this table are: MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research, and Capital Guardian International (May 1, 1999).

** The Portfolio inception dates are: Alliance Money Market (July 13, 1981); Alliance High Yield (January 2, 1987); Alliance Common Stock (January 13,
    1976); Alliance Aggressive Stock (January 27, 1986); Alliance Small Cap Growth, MFS Research, and MFS Emerging Growth Companies (May 1, 1997); BT Equity 500 Index, BT Small Company Index, BT International Equity Index, JPM Core Bond, Lazard Large Cap Value, and Lazard Small Cap Value (December 31,
    1997); and Morgan Stanley Emerging Markets Equity (August 20, 1997). The inception dates for the Portfolios that became available on or after December 31, 1998 and are therefore not shown in the tables are: MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research, and Capital Guardian International (May 1, 1999).

--------------------------------------------------------------------------------
                                                                              15
--------------------------------------------------------------------------------


                                                        TABLE 2

                          GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998+

----------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                                 ---------------------------------------------------------------------
                                                                                                            SINCE
                                                       1             3            5            10         PORTFOLIO
VARIABLE INVESTMENT OPTIONS                           YEAR         YEARS        YEARS         YEARS      INCEPTION*
----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                             $  995.36      $1,080.28    $1,169.07     $1,486.17   $ 2,483.25
----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                               $  888.24      $1,287.80    $1,475.06     $2,486.46   $ 2,752.35
----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                             $1,240.80      $1,973.37    $2,501.91     $4,766.00   $22,115.73
----------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                         $  943.88      $1,265.63    $1,579.30     $4,867.64   $ 6,766.56
----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                         $  897.91            --            --           --    $ 1,143.96
----------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                               $1,200.55            --            --           --    $ 1,200.55
----------------------------------------------------------------------------------------------------------------------
BT Small Company Index                            $  919.75            --            --           --    $   919.75
----------------------------------------------------------------------------------------------------------------------
BT International Equity Index                     $1,148.97            --            --           --    $ 1,148.97
----------------------------------------------------------------------------------------------------------------------
JPM Core Bond                                     $1,035.71            --            --           --    $ 1,035.71
----------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                            $1,148.66            --            --           --    $ 1,148.66
----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                            $  870.98            --            --           --    $   870.98
----------------------------------------------------------------------------------------------------------------------
MFS Research                                      $1,190.05            --            --           --    $ 1,378.02
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                     $1,296.65            --            --           --    $ 1,587.26
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity            $  666.82            --            --           --    $   512.53
----------------------------------------------------------------------------------------------------------------------

----------------

+ If you start receiving annuity payments within three years of making an additional contribution we will recover the amount of any credit that applied to that contribution.

*  Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
16
--------------------------------------------------------------------------------


                                                        TABLE 3

                            ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                                                                         PORTFOLIO
                                             1 YEAR    3 YEARS    5 YEARS     10 YEARS     20 YEARS      INCEPTION*
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                        3.40%       3.42%      3.23%       3.63%        --            5.11%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Money Market                       4.84%       4.87%      4.77%       5.20%        --            6.77%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 5.05%       5.18%      5.11%       5.44%        --            6.76%
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                         (6.90)%      9.30%      7.96%       9.11%        --            8.45%
-----------------------------------------------------------------------------------------------------------------------
   Lipper High Current Yield                (0.44)%      8.21%      7.37%       9.34%        --            8.97%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 3.66%       9.11%      9.01%      11.08%        --           10.72%
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                       27.00%      25.24%     19.66%      16.44%       16.42%        14.24%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Growth                            22.86%      22.23%     18.63%      16.72%       16.30%        16.01%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%      28.23%     24.06%      19.21%       17.76%        15.98%
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                   (1.55)%      8.69%      9.39%      16.69%          --         15.59%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap Growth                    12.16%      16.33%     14.87%      15.44%          --         13.69%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 8.28%      17.77%     15.56%      16.49%          --         14.78%
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                   (5.97)%        --         --          --           --         10.25%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Small Company Growth              (0.33)%        --         --          --           --         16.72%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 1.23%         --         --          --           --         16.58%
-----------------------------------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX                         23.13%         --         --          --           --         23.13%
-----------------------------------------------------------------------------------------------------------------------
   Lipper S&P 500 Index                     26.78%         --         --          --           --         26.78%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%         --         --          --           --         28.58%
-----------------------------------------------------------------------------------------------------------------------
BT SMALL COMPANY INDEX                      (3.87)%        --         --          --           --         (3.87)%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Small Cap                          1.53%         --         --          --           --          1.53%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%        --         --          --           --         (2.54)%
-----------------------------------------------------------------------------------------------------------------------
BT INTERNATIONAL EQUITY INDEX               18.17%         --         --          --           --         18.17%
-----------------------------------------------------------------------------------------------------------------------
   Lipper International                     12.17%         --         --          --           --         12.17%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                20.00%         --         --          --           --         20.00%
-----------------------------------------------------------------------------------------------------------------------
JPM CORE BOND                                7.28%         --         --          --           --          7.28%
-----------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Investment Grade       7.23%         --         --          --           --          7.23%
   Debt
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 8.72%         --         --          --           --          8.72%
-----------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                      18.14%         --         --          --           --         18.14%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Capital Appreciation              24.16%         --         --          --           --         24.16%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%         --         --          --           --         28.58%
-----------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                      (8.56)%        --         --          --           --         (8.56)%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Small Cap                          1.53%         --         --          --           --          1.53%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%        --         --          --           --         (2.54)%
-----------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                                22.12%         --         --          --           --         22.44%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Growth                            25.82%         --         --          --           --         28.73%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%         --         --          --           --         31.63%
-----------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES               32.37%         --         --          --                      32.69%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap                           15.97%         --         --          --                      22.72%
-----------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%        --         --          --                      14.53%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              17
--------------------------------------------------------------------------------


                                                  TABLE 3 (CONTINUED)

                            ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                                                                         PORTFOLIO
                                             1 YEAR    3 YEARS    5 YEARS     10 YEARS     20 YEARS      INCEPTION*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY      (28.19)%     --         --          --           --           (33.79)%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Emerging Markets                 (30.50)%     --         --          --           --           (36.28)%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                               (25.34)%     --         --          --           --           (28.92)%
-----------------------------------------------------------------------------------------------------------------------

----------------
* Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
18
--------------------------------------------------------------------------------


                                                        TABLE 4

                            CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                                                                         PORTFOLIO
                                             1 YEAR    3 YEARS    5 YEARS     10 YEARS     20 YEARS      INCEPTION*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                         3.40%    10.60%        17.22%      42.89%         --        138.78%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Money Market                        4.84%    15.34%        26.25%      66.09%         --        214.68%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                  5.05%    16.35%        28.27%      69.88%         --        214.45%
-----------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                          (6.90)%   30.56%        46.65%     139.11%         --        164.68%
-----------------------------------------------------------------------------------------------------------------------
   Lipper High Current Yield                  (0.44)%   26.80%        43.00%     145.62%         --        182.21%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                  3.66%    29.90%        53.96%     186.01%         --        239.69%
-----------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                        27.00%    96.46%       145.35%     358.29%     1,991.24%   2,026.84%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Growth                             22.86%    84.52%       138.97%     388.00%     2,185.68%   3,490.04%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 28.58%   110.85%       193.91%     479.62%     2,530.43%   2,919.92%
-----------------------------------------------------------------------------------------------------------------------
 ALLIANCE AGGRESSIVE STOCK                    (1.55)%   28.42%        56.67%     368.05%         --        550.62%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Mid-Cap Growth                     12.16%    58.64%       102.73%     334.88%         --        448.32%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                  8.28%    63.35%       106.12%     360.30%         --        494.67%
-----------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                    (5.97)%       --           --          --          --         17.69%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Small Company Growth               (0.33)%       --           --          --          --         28.98%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                  1.23%        --           --          --          --         29.23%
-----------------------------------------------------------------------------------------------------------------------
 BT EQUITY 500 INDEX                          23.13%        --           --          --          --         23.13%
-----------------------------------------------------------------------------------------------------------------------
    Lipper S&P 500 Index                      26.78%        --           --          --          --         26.78%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 28.58%        --           --          --          --         28.58%
-----------------------------------------------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX                       (3.87)%       --           --          --          --         (3.87)%
-----------------------------------------------------------------------------------------------------------------------
   Lipper Small Cap                            1.53%        --           --          --          --          1.49%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 (2.54)%       --           --          --          --         (2.54)%
-----------------------------------------------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX                18.17%        --           --          --          --         18.17%
-----------------------------------------------------------------------------------------------------------------------
    Lipper International                      12.17%        --           --          --          --         12.23%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 20.00%        --           --          --          --         20.00%
-----------------------------------------------------------------------------------------------------------------------
 JPM CORE BOND                                 7.28%        --           --          --          --          7.28%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Intermediate Investment Grade
    Debt                                       7.23%        --           --          --          --          7.23%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                  8.72%        --           --          --          --          8.72%
-----------------------------------------------------------------------------------------------------------------------
 LAZARD LARGE CAP VALUE                       18.14%        --           --          --          --         18.14%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Capital Appreciation               24.16%        --           --          --          --         24.09%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 28.58%        --           --          --          --         28.58%
-----------------------------------------------------------------------------------------------------------------------
 LAZARD SMALL CAP VALUE                       (8.56)%       --           --          --          --         (8.56)%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Small Cap                           1.53%        --           --          --          --          1.53%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 (2.54)%       --           --          --          --         (2.54)%
-----------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                                 22.12%        --           --          --          --         40.19%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Growth                             25.82%        --           --          --          --         52.86%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 28.58%        --           --          --          --         57.60%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              19
--------------------------------------------------------------------------------


                                                  Table 4 (continued)

                            Cumulative rates of return for periods ended December 31, 1998:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                                                                                                           PORTFOLIO
                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS    20 YEARS     INCEPTION*
-----------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES                 32.37%     --          --          --          --        60.31%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Mid-Cap                             15.97%     --          --          --          --        42.16%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                  (2.54)%    --          --          --          --        25.40%
-----------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY       (28.19)%    --          --          --          --       (43.02)%
-----------------------------------------------------------------------------------------------------------------------
    Lipper Emerging Markets                   (30.50)%    --          --          --          --       (45.67)%
-----------------------------------------------------------------------------------------------------------------------
    Benchmark                                 (25.34)%    --          --          --          --       (36.71)%
-----------------------------------------------------------------------------------------------------------------------

----------------
* Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
20
--------------------------------------------------------------------------------


                                                        Table 5

                                              Year-by-year rates of return

-------------------------------------------------------------------------------------------------------------------------------
                              1989     1990      1991      1992      1993      1994      1995      1996      1997       1998
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market         7.18%     6.23%    4.23%     1.65%     1.06%     2.10%     3.80%     3.37%      3.48%     3.40%
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield           3.20%    (2.95)%  22.17%    10.23%    20.88%    (4.58)%   17.71%    20.60%     16.28%    (6.90)%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock        23.28%    (9.82)%  35.34%     1.31%    22.52%    (3.94)%   30.01%    21.97%     26.84%    27.00%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock    40.86%     6.16%   83.43%    (4.95)%   14.59%    (5.59)%   29.21%    19.93%      8.77%    (1.55)%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth     --       --        --        --        --        --        --        --        25.16%+   (5.97)%
-------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index           --       --        --        --        --        --        --        --        --        23.13%
-------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index        --       --        --        --        --        --        --        --        --        (3.87)%
-------------------------------------------------------------------------------------------------------------------------------
BT International Equity
Index                         --       --        --        --        --        --        --        --        --        18.17%
-------------------------------------------------------------------------------------------------------------------------------
JPM Core Bond                 --       --        --        --        --        --        --        --        --         7.28%
-------------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value        --       --        --        --        --        --        --        --        --        18.14%
-------------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value        --       --        --        --        --        --        --        --        --        (8.56)%
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                  --       --        --        --        --        --        --        --        14.80%+   22.12%
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth
  Companies                   --       --        --        --        --        --        --        --        21.11%+   32.37%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging
  Markets Equity              --       --        --        --        --        --        --        --       (20.66)%+ (28.19)%
-------------------------------------------------------------------------------------------------------------------------------

----------------
+ Returns for these Portfolios represent less than 12 months of performance. The returns are as of each Portfolio inception date as shown in Table 1.

Equitable Accumulator Plus(SM)              THE EQUITABLE LIFE ASSURANCE SOCIETY
A combination variable and fixed deferred                   OF THE UNITED STATES
annuity contract                                     1290 AVENUE OF THE AMERICAS
                                                        NEW YORK, NEW YORK 10104

STATEMENT OF ADDITIONAL INFORMATION
AUGUST 2, 1999, AS REVISED
SEPTEMBER 2, 1999

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Equitable Accumulator Plus prospectus, dated August 2, 1999. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 49. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the Processing Office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll-free, or by contacting your registered representative.


TABLE OF CONTENTS

Unit Values                                            2
Annuity Unit Values                                    2
Custodian and Independent Accountants                  3
Yield Information for the Alliance Money Market
   Option and Alliance High Yield Option               3
Long-Term Market Trends                                4
Key Factors in Retirement Planning                     7
Financial Statements                                  11
Investment Performance of Variable
   Investment Options                                 12

    Copyright 1999 The Equitable Life Assurance Society of the United States All rights reserved. Accumulator Plus is a service mark of The Equitable Life
                    Assurance Society of the United States.


MLFPLUS 8/99

--------------------------------------------------------------------------------
2  UNIT VALUES
--------------------------------------------------------------------------------

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator Plus.

The unit value for a variable investment option for any valuation period is equal to: (1) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b) - c

where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by The Hudson River Trust or EQ Advisors Trust.

(b) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge, and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.60%.

ANNUITY UNIT VALUES

The annuity unit value for each variable investment option was fixed at $1.00 on each option's respective effective date (as shown in the prospectus) for contracts with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each valuation period after that date, it is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date you specify. The payments are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in your contract.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period or period certain). If the annuity involved is a life

--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------

contingency, the risk class and the age of the annuitants will affect payments.

The amount of the fourth and each later payment will vary according to the investment performance of the variable investment options. We calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Variable income annuities may also be available by separate prospectus through other separate accounts we offer.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of The Hudson River Trust and EQ Advisors Trust owned by Separate Account No. 49.

The financial statements of Separate Account No. 49 as at December 31, 1998 and for the periods ended December 31, 1998 and 1997, and the consolidated financial statements of Equitable Life as at December 31, 1998 and 1997 and for each of the three years ended December 31, 1998 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE ALLIANCE MONEY MARKET OPTION AND ALLIANCE HIGH YIELD OPTION

ALLIANCE MONEY MARKET OPTION

The Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the Alliance Money Market option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) [superscript: 365/7] - 1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

Alliance Money Market option will fluctuate and not remain constant.

ALLIANCE HIGH YIELD OPTION

The Alliance High Yield option calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the Alliance High Yield option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The yield for the Alliance High Yield option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of units of the Alliance High Yield option will fluctuate and not remain constant.

ALLIANCE MONEY MARKET OPTION AND ALLIANCE HIGH YIELD OPTION YIELD INFORMATION

The yields for the Alliance Money Market option and Alliance High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the Alliance Money Market option and Alliance High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. Nor should the yields be compared to the yields of money market options made available to the general public.

The seven-day current yield for the Alliance Money Market option was 3.94% for the period ended December 31, 1998. The effective yield for that period was 4.02%.

The 30-day current yield for the Alliance High Yield option was 12.64% for the period ended December 31, 1998.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the Alliance Money Market and Alliance High Yield Portfolios which reflect only the deduction of The Hudson River Trust-level expenses.

LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the variable investment options, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of your own financial needs (for example, the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the variable investment options.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their account value to those variable investment options that invest in stocks.

--------------------------------------------------------------------------------
                                                                               5
--------------------------------------------------------------------------------

                    GROWTH OF $1 INVESTED ON JANUARY 1, 1958
                      (VALUES ARE AS OF LAST BUSINESS DAY)

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED AREA GRAPH IN THE PRINTED DOCUMENT:]


               Common Stock       Inflation
1958               1.00              1.00
1959               1.12              1.01
1960               1.12              1.03
1961               1.43              1.04
1962               1.30              1.05
1963               1.60              1.07
1964               1.86              1.08
1965               2.10              1.10
1966               1.88              1.14
1967               2.34              1.17
1968               2.59              1.23
1969               2.37              1.30
1970               2.47              1.37
1971               2.82              1.42
1972               3.36              1.47
1973               2.87              1.60
1974               2.11              1.79
1975               2.89              1.92
1976               3.58              2.01
1977               3.32              2.15
1978               3.54              2.34
1979               4.19              2.65
1980               5.55              2.98
1981               5.28              3.25
1982               6.41              3.37
1983               7.86              3.50
1984               8.35              3.64
1985              11.03              3.78
1986              13.07              3.82
1987              13.75              3.99
1988              16.07              4.16
1989              21.13              4.36
1990              20.46              4.62
1991              26.74              4.76
1992              28.75              4.90
1993              31.63              5.04
1994              32.04              5.17
1995              44.03              5.30
1996              54.19              5.48
1997              72.27              5.57
1998              92.93              5.67


[LIGHT SHADED AREA = COMMON STOCK]
[DARK SHADED AREA = INFLATION]

[END OF GRAPHICALLY REPRESENTED DATA]

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their account value to those variable investment options that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1998.

                    GROWTH OF $1 INVESTED ON JANUARY 1, 1990
                      (VALUES ARE AS OF LAST BUSINESS DAY)

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK AND WHITE LINE GRAPH IN THE PRINTED DOCUMENT:]

                       Intermediate-Term
                          Govt. Bonds               Common Stocks
  1/1/90                      1.00                      1.00
  Jan.                        0.99                      0.93
  Feb.                        0.99                      0.94
  Mar.                        0.99                      0.97
  Apr.                        0.98                      0.95
  May                         1.01                      1.04
  June                        1.02                      1.03
  July                        1.04                      1.03
  Aug.                        1.03                      0.93
  Sep.                        1.04                      0.89
  Oct.                        1.06                      0.89
  Nov.                        1.08                      0.94
  Dec.                        1.10                      0.97

[END OF GRAPHICALLY REPRESENTED DATA]

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1998 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. Investment management fees or expenses and charges typically associated with deferred annuity products, are not reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

--------------------------------------------------------------------------------
The rates of return illustrated do not represent returns of the variable investment options. In addition, there is no assurance that the performance of the variable investment options will correspond to rates of return such as those illustrated in the chart.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MARKET TRENDS:
ILLUSTRATIVE ANNUAL RATES OF RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                                  LONG-TERM        LONG-TERM       INTERMEDIATE-     U.S.
FOR THE FOLLOWING PERIODS            COMMON       GOVERNMENT       CORPORATE       TERM GOV'T.       TREASURY     CONSUMER
ENDING DECEMBER 31, 1998             STOCKS       BONDS            BONDS           BONDS             BILLS        PRICE INDEX
-----------------------------------------------------------------------------------------------------------------------------------
1 Year                               28.58%         13.06%           10.76%           10.21%           4.86%         1.80%
-----------------------------------------------------------------------------------------------------------------------------------
3 Years                              28.27           9.07             8.25             6.84             5.11         2.27
-----------------------------------------------------------------------------------------------------------------------------------
5 Years                              24.06           9.52             8.74             6.20             4.96         2.41
-----------------------------------------------------------------------------------------------------------------------------------
10 Years                             19.19          11.66            10.85             8.74             5.29         3.14
-----------------------------------------------------------------------------------------------------------------------------------
20 Years                             17.75          11.14            10.86             9.85             7.17         4.53
-----------------------------------------------------------------------------------------------------------------------------------
30 Years                             12.67           9.09             9.14             8.71             6.76         5.24
-----------------------------------------------------------------------------------------------------------------------------------
40 Years                             12.00           7.20             7.43             7.39             5.94         4.44
-----------------------------------------------------------------------------------------------------------------------------------
50 Years                             13.56           5.89             6.20             6.21             5.07         3.92
-----------------------------------------------------------------------------------------------------------------------------------
60 Years                             12.49           5.43             5.62             5.50             4.26         4.19
-----------------------------------------------------------------------------------------------------------------------------------
Since 12/31/26                       11.21           5.29             5.78             5.32             3.78         3.15
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Adjusted Since 1926         7.82           2.08             2.55             2.11             0.62         0.00
-----------------------------------------------------------------------------------------------------------------------------------

SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1998 Yearbook(TM), Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500)--Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS--For the period 1969-1998, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1998; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

INTERMEDIATE-TERM GOVERNMENT BONDS--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           KEY FACTORS IN RETIREMENT PLANNING  7
--------------------------------------------------------------------------------

INTRODUCTION

The Equitable Accumulator Plus is available to help meet the retirement income and investment needs of individuals. In assessing these retirement needs, some key factors need to be addressed: (1) the impact of inflation on fixed retirement incomes; (2) the importance of planning early for retirement; (3) the benefits of tax deferral; (4) the selection of an appropriate investment strategy; and (5) the benefit of receiving annuity payments. Each of these factors is addressed below.

--------------------------------------------------------------------------------
Unless otherwise noted, all of the following presentations use an assumed annual rate of return of 7.5% compounded annually. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return for any investment vehicle. In addition, unless otherwise noted, none of the illustrations reflect any charges that may be applied under a particular investment vehicle. Such charges would effectively reduce the actual return under any type of investment.
--------------------------------------------------------------------------------

All earnings in these presentations are assumed to accumulate tax deferred unless otherwise noted. Most programs designed for retirement savings offer tax deferral. Monies are taxed upon withdrawal and a 10% penalty tax may apply to premature withdrawals. Certain retirement programs prohibit early withdrawals. See "Tax information" in the prospectus. Where taxes are taken into consideration in these presentations, a 28% tax rate is assumed.

The source of the data used by us to compile the charts which appear in this section (other than charts 1, 2, 3, 4 and 7) is Ibbotson Associates, Inc., Chicago, Stocks, Bonds, Bills and Inflation [1998] Yearbook(TM). All rights reserved.

In reports or other communications or in advertising material, we may make use of these or other graphic or numerical illustrations that we prepare showing the impact of inflation, planning early for retirement, tax deferral, diversification and other concepts important to retirement planning.

INFLATION

Inflation erodes purchasing power. This means that, in an inflationary period, the dollar is worth less as time passes. Because many people live on a fixed income during retirement, inflation is of particular concern to them. The charts that follow illustrate the harmful impact of inflation over an extended period of time. Between 1968 and 1998, the average annual inflation rate was 5.24%. As demonstrated in Chart 1, this 5.24% annual rate of inflation would cause the purchasing power of $35,000 to decrease to only $7,562 after 30 years.

                                    CHART 1

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                        (Income)
Today                   35,000
10 Years                21,002
20 Years                12,602
30 Years                 7,562

[END OF GRAPHICALLY REPRESENTED DATA]

In Chart 2, the impact of inflation is examined from another perspective. Specifically, the chart illustrates the additional income needed to maintain the purchasing power of $35,000 over a thirty-year period. Again, the 1968-1998 historical inflation rate of 5.24% is used. In this case, an additional $126,992 would be required to maintain the purchasing power of $35,000 after 30 years.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

                                     CHART 2

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                      Annual
                      Income             Increase
                      Needed               Needed
Today                  35,000                   -
10 Years               58,328              23,325
20 Years               97,204              62,204
30 Years              161,992             126,992

[END OF GRAPHICALLY REPRESENTED DATA]

STARTING EARLY

The impact of inflation highlights the need to begin a retirement program early. The value of starting early is illustrated in the following charts.

As shown in Chart 3, if an individual makes annual contributions of $2,500 to his or her retirement program beginning at age 30, he or she would accumulate $414,551 by age 65 under the assumptions described earlier. If that individual waited until age 50, he or she would only accumulate $70,193 by age 65 under the same assumptions.

                                     CHART 3

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
AREA GRAPH IN THE PRINTED DOCUMENT:]

[BLACK:]  Age 50      $0          $0          $0          $0           $0      $15,610      $38,020      $70,193
[WHITE:]  Age 40      $0          $0          $0     $15,610      $38,020      $70,193     $116,381     $182,691
[GRAY:]   Age 30      $0     $15,610     $38,020     $70,193     $116,381     $182,691     $277,886     $414,551

[END OF GRAPHICALLY REPRESENTED DATA]

In Table 1, the impact of starting early is demonstrated in another format. For example, if an individual invests $300 monthly, he or she would accumulate $387,193 in thirty years under our assumptions. In contrast, if that individual invested the same $300 per month for 15 years, he or she would accumulate only $97,804 under our assumptions.

                                     TABLE 1

-----------------------------------------------------------------
 MONTHLY
 CONTRI-     YEAR       YEAR       YEAR        YEAR       YEAR
 BUTION       10         15         20          25         30
-----------------------------------------------------------------
  $ 20    $ 3,532    $ 6,520    $ 10,811    $ 16,970   $ 25,813
-----------------------------------------------------------------
    50      8,829     16,301      27,027      42,425     64,532
-----------------------------------------------------------------
   100     17,659     32,601      54,053      84,851    129,064
-----------------------------------------------------------------
   200     35,317     65,202     108,107     169,701    258,129
-----------------------------------------------------------------
   300     52,976     97,804     162,160     254,552    387,193
-----------------------------------------------------------------

Chart 4 presents an additional way to demonstrate the significant impact of starting to make contributions to a retirement program earlier rather than later. It assumes that an individual had a goal to accumulate $250,000 (pretax) by age 65. If he or she starts at age 30, under our assumptions he or she could reach the goal by making a monthly pretax

--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------

contribution of $129 (equivalent to $93 after taxes). The total net cost for the 30-year-old in this hypothetical example would be $39,265. If the individual in this hypothetical example waited until age 50, he or she would have to make a monthly pretax contribution of $767 (equivalent to $552 after taxes) to attain the goal, illustrating the importance of starting early.

                                     CHART 4
                            GOAL: $250,000 BY AGE 65

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK AND WHITE
VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                                                         Tax Savings
                                                     and Tax-deferred
                                        Net Cost     Earnings at 7.5%
 $93 per month        Age 30           $ 39,265             $ 210,735
$212 per month        Age 40             63,641               186,359
$552 per month        Age 50             99,383               150,617

[END OF GRAPHICALLY REPRESENTED DATA]

TAX DEFERRAL

Contributing to a retirement plan early is part of an effective strategy for addressing the impact of inflation. Another part of such a strategy is to carefully select the types of retirement programs in which to invest. In deciding where to invest retirement contributions, there are three basic types of programs.

The first type offers the most tax benefits, and therefore is potentially the most beneficial for accumulating funds for retirement. Contributions are made with pre-tax dollars or are tax deductible and earnings grow income tax deferred. An example of this type of program is the deductible traditional IRA.

The second type of program also provides for tax-deferred earnings growth; however, contributions are made with after-tax dollars. Examples of this type of program are nondeductible traditional IRAs and non-qualified annuities.

The third approach to retirement savings is fully taxable. Contributions are made with after-tax dollars and earnings are taxed each year. Examples of this type of program include certificates of deposit, savings accounts, and taxable stock, bond or mutual fund investments.

Consider an example. For the type of retirement program that offers both pre-tax contributions and tax deferral, assume that a $2,000 annual pre-tax contribution is made for thirty years. In this example, the retirement funds would be $164,527 after thirty years (assuming a 7.5% rate of return, no withdrawals and assuming the deduction of the 1.60% Separate Account daily asset charge -- but no other charges under the contract, or trust charges to Portfolios), and such funds would be $222,309 without the effect of any charges. Assuming a lump sum withdrawal was made in year thirty and a 28% tax bracket, these amounts would be $118,460 and $160,062, respectively.

For the type of program that offers only tax deferral, assume an after-tax annual contribution of $1,440 for thirty years and the same rate of return. The after-tax contribution is derived by taxing the $2,000 pre-tax contribution, again assuming a 28% tax bracket. In this example, the retirement funds would be $118,460 after thirty years assuming the deduction of charges and no withdrawals, and $160,062 without the effect of charges. Assuming a lump sum withdrawal in year thirty, the total after-tax amount would be $97,387 with charges deducted and $127,341 without charges as described above.

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------

For the fully taxable investment, assume an after-tax contribution of $1,440 for thirty years. Earnings are taxed annually. After thirty years, the amount of this fully taxable investment is $108,046.

Keep in mind that taxable investments have fees and charges, too (investment advisory fees, administrative charges, 12b-1 fees, sales loads, brokerage commissions, etc.). We have not attempted to apply these fees and charges to the fully taxable amounts since this is intended merely as an example of tax deferral.

Again, it must be emphasized that the assumed rate of return of 7.5% compounded annually used in these examples is for illustrative purposes only. It is not intended to represent a guaranteed or expected rate of return on any type of investment. Moreover, early withdrawals of tax-deferred investments are generally subject to a 10% penalty tax.

INVESTMENT FOR RETIREMENT

Selecting an appropriate retirement program is clearly an important part of an effective retirement planning strategy. Carefully choosing among available investment options is another essential component.

During the 1968-1998 period, common stock average annual returns outperformed the average annual returns of fixed investments such as long-term government bonds and Treasury Bills (T-Bills). Common stocks earned an average annual return of 12.67% over this period, in contrast to 9.09% and 6.76% for the other two investment categories. Significantly, common stock returns also outpaced inflation, which grew at 5.24% over this period.

The Equitable Accumulator Plus can be an effective program for diversifying ongoing investments between various asset categories. In addition, the Equitable Accumulator Plus offers special features which help address the risk associated with timing the equity markets, such as dollar cost averaging. By transferring the same dollar amount each month from the Alliance Money Market option to other variable investment options, dollar cost averaging attempts to shield your investment from short-term price fluctuations. This, however, does not assure a profit or protect against a loss in declining markets.

THE BENEFIT OF ANNUITIZATION

An individual may shift the risk of outliving his or her principal by electing a lifetime income annuity. See "Choosing your annuity payout options" under "Accessing your money" in the prospectus. Chart 5 below shows the monthly income that can be generated under various forms of life annuities, as compared to receiving level payments of interest only or principal and interest from the investment. Calculations in the Chart are based on the following assumption: a $100,000 contribution was made at one of the ages shown, annuity payments begin immediately, and a 5% annuitization interest rate is used. For purposes of this example, principal and interest are paid out on a level basis over 15 years. In the case of the interest-only scenario, the principal is always available and may be left to other individuals at death. Under the principal and interest scenario, a portion of the principal will be left at death, assuming the individual dies within the 15-year period. In contrast, under the life annuity scenarios, there is no residual amount left.

                                     CHART 5
                                 MONTHLY INCOME
                             ($100,000 CONTRIBUTION)

 ----------------------------------------------------------------------
                        PRINCIPAL               JOINT AND SURVIVOR*
                        AND                 ---------------------------
            INTEREST    INTEREST             50%      66.67%
 ANNUIT-    ONLY        FOR 15      SINGLE   TO SUR-  TO SUR-  100% TO
 AND        FOR LIFE    YEARS       LIFE     VIVOR    VIVOR    SURVIVOR
 ----------------------------------------------------------------------
 Male 65    $401        $785        $  617   $560     $544     $513
 Male 70     401         785           685    609      588      549
 Male 75     401         785           771    674      646      598
 Male 80     401         785           888    760      726      665
 Male 85     401         785         1,045    878      834      757

-------------------
The numbers are based on 5% interest compounded annually and the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. Annuity purchase rates available at annuitization may vary, depending primarily on the annuitization interest rate, which may not be less than an annual rate of 2.5%.

* The joint and survivor annuity forms are based on male and female annuitants of the same age.

--------------------------------------------------------------------------------
                                                        FINANCIAL STATEMENTS  11
--------------------------------------------------------------------------------

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants ......................................    FS-2
Financial Statements:
  Statements of Assets and Liabilities, December 31, 1998 ..............    FS-3
  Statements of Operations for the Year Ended December 31, 1998 ........    FS-7
  Statements of Changes in Net Assets for the Years Ended December 31,
    1998 and 1997 ......................................................   FS-10
  Notes to Financial Statements ........................................   FS-15


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants ......................................     F-1
Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 1998 and 1997 ..............     F-2
  Consolidated Statements of Earnings, Years Ended December 31, 1998,
     1997 and 1996 .....................................................     F-3
  Consolidated Statements of Shareholder's Equity, Years Ended December
     31, 1998, 1997 and 1996 ...........................................     F-4
  Consolidated Statements of Cash Flows, Years Ended December 31, 1998,
     1997 and 1996 .....................................................     F-5
  Notes to Consolidated Financial Statements ...........................     F-6

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance High Yield Fund, Alliance Common Stock Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Global Fund, Alliance Growth Investors Fund, Alliance Equity Index Fund ("Hudson River Trust funds") and the BT Equity 500 Index Fund, BT Small Company Index Fund, BT International Equity Index Fund, EQ/Evergreen Fund, EQ/Evergreen Foundation Fund, JPM Core Bond Fund, Lazard Large Cap Value Fund, Lazard Small Cap Value Fund, Merrill Lynch Basic Value Equity Fund, Merrill Lynch World Strategy Fund, MFS Research Fund, MFS Emerging Growth Companies Fund, MFS Growth With Income Fund, Morgan Stanley Emerging Markets Equity Fund, EQ/Putnam Growth & Income Value Fund, EQ/Putnam Investors Growth Fund and EQ/Putnam International Equity Fund ("EQ Advisors Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 1998 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in The EQ Advisors Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                ALLIANCE                     ALLIANCE        ALLIANCE      ALLIANCE
                                                 MONEY        ALLIANCE        COMMON        AGGRESSIVE     SMALL CAP      ALLIANCE
                                                 MARKET         HIGH          STOCK           STOCK         GROWTH         GLOBAL
                                                  FUND        YIELD FUND      FUND            FUND           FUND           FUND
                                               ------------  ------------  ------------   ------------   ------------   ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $225,580,555 ......................   $224,505,500
          168,101,566 ......................                 $143,068,233
          406,761,148 ......................                               $430,175,252
           91,972,683 ......................                                              $ 85,021,814
           78,319,196 ......................                                                             $ 75,812,281
           12,469,240 ......................                                                                            $ 14,015,688
Receivable for Trust shares sold ...........             --            --            --             --             --             --
Receivable for policy-related transactions .      4,332,935       383,395     2,667,305        424,488        367,423             --
                                               ------------  ------------  ------------   ------------   ------------   ------------
Total Assets ...............................    228,838,435   143,451,628   432,842,557     85,446,302     76,179,704     14,015,688
                                               ------------  ------------  ------------   ------------   ------------   ------------
LIABILITIES
Payable for policy-related transactions ....             --            --            --             --             --          2,491
Payable for Trust shares purchased .........      4,330,788       398,221     2,690,644        431,647        377,229            225
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5) ........         56,711        12,131        29,663         19,328         14,543         13,884
                                               ------------  ------------  ------------   ------------   ------------   ------------
Total Liabilities ..........................      4,387,499       410,352     2,720,307        450,975        391,772         16,600
                                               ------------  ------------  ------------   ------------   ------------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ..   $224,450,936  $143,041,276  $430,122,250   $ 84,995,327   $ 75,787,932   $ 13,999,088
                                               ============  ============  ============   ============   ============   ============

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1998

                                                 ALLIANCE      ALLIANCE                                      BT
                                                  GROWTH        EQUITY                       BT SMALL    INTERNATIONAL     EQ/
                                                INVESTORS       INDEX       BT EQUITY 500    COMPANY     EQUITY INDEX    EVERGREEN
                                                  FUND          FUND         INDEX FUND     INDEX FUND       FUND         FUND(a)
                                               -----------   ------------   ------------   -----------   ------------   ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $ 17,737,959 ......................   $19,586,712
                5,140 ......................                    $7,810
          148,924,562 ......................                                $164,809,643
           28,054,963 ......................                                               $27,509,854
           38,187,791 ......................                                                             $ 42,725,945
                1,000 ......................                                                                            $      1,000
Receivable for Trust shares sold ...........            --          --                --            --             --             --
Receivable for policy-related transactions .            --          --         1,922,002       140,715        204,947             --
                                               -----------      ------      ------------   -----------   ------------   ------------
Total Assets ...............................    19,586,712       7,810       166,731,645    27,650,569     42,930,892          1,000
                                               -----------      ------      ------------   -----------   ------------   ------------
LIABILITIES
Payable for policy-related transactions ....         3,786          --             --            --             --             --
Payable for Trust shares purchased .........           225          --         1,922,001       140,715        204,947             --
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5) ........        21,482       7,810           451,887     9,795,374     18,049,105          1,000
                                               -----------      ------      ------------   -----------   ------------   ------------
Total Liabilities ..........................        25,493       7,810         2,373,888     9,936,089     18,254,052          1,000
                                               -----------      ------      ------------   -----------   ------------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ..   $19,561,219          --      $164,357,757   $17,714,480   $ 24,676,840             --
                                               ===========      ======      ============   ===========   ============   ============

----------
See Notes to Financial Statements.
(a) December 31, 1998 initial capital was received.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1998

                                                                                                           MERRILL
                                                EQ/                                            MERRILL      LYNCH
                                             EVERGREEN                LAZARD       LAZARD    LYNCH BASIC    WORLD         MFS
                                            FOUNDATION   JPM CORE    LARGE CAP    SMALL CAP  VALUE EQUITY  STRATEGY     RESEARCH
                                              FUND(a)   BOND FUND   VALUE FUND   VALUE FUND      FUND        FUND         FUND
                                              ------  ------------  -----------  -----------  -----------  ----------  ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $      1,000 .....................   $1,000
          103,171,703 .....................           $103,323,470
           68,051,738 .....................                         $74,639,434
           52,206,882 .....................                                      $50,968,336
           56,285,600 .....................                                                   $56,061,240
            7,720,878 .....................                                                                $7,859,687
          192,883,837 .....................                                                                            $220,852,728
Receivable for Trust shares sold ..........       --            --           --           --           --      79,629            --
Receivable for policy-related transactions.       --     1,017,157      571,212      229,801      255,851          --     1,280,613
                                              ------  ------------  -----------  -----------  -----------  ----------  ------------
Total Assets ..............................    1,000   104,340,627   75,210,646   51,198,137   56,317,091   7,939,316   222,133,341
                                              ------  ------------  -----------  -----------  -----------  ----------  ------------
LIABILITIES
Payable for policy-related transactions ...       --            --           --           --           --      79,629            --
Payable for Trust shares purchased ........       --     1,007,157      571,212      229,801      259,993          --     1,284,748
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5) .......    1,000     5,064,229    3,198,959    4,194,228       37,340      17,784        84,931
                                              ------  ------------  -----------  -----------  -----------  ----------  ------------

Total Liabilities .........................    1,000     6,071,386    3,770,171    4,424,029      297,333      97,413     1,369,679
                                              ------  ------------  -----------  -----------  -----------  ----------  ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS..       --  $ 98,269,241  $71,440,475  $46,774,108  $56,019,758  $7,841,903  $220,763,662
                                              ======  ============  ===========  ===========  ===========  ==========  ============

----------
See Notes to Financial Statements.
(a) December 31, 1998 initial capital was received.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1998

                                                 MFS                       MORGAN
                                               EMERGING       MFS         STANLEY        EQ/PUTNAM
                                                GROWTH       GROWTH       EMERGING        GROWTH &     EQ/PUTNAM      EQ/PUTNAM
                                              COMPANIES    WITH INCOME     MARKETS      INCOME VALUE   INVESTORS     INTERNATIONAL
                                                 FUND        FUND(a)    EQUITY FUND       FUND       GROWTH FUND     EQUITY FUND
                                             ------------  ------------  ------------   -----------   ------------   ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $125,337,823 ....................   $152,938,200
                1,000 ....................                  $1,000
           11,094,471 ....................                              $ 11,598,378
          306,939,965 ....................                                             $327,783,967
          144,081,047 ....................                                                            $174,979,286
          130,785,497 ....................                                                                           $143,712,431
Receivable for Trust shares sold .........             --       --                --             --             --             --
Receivable for policy-related
   transactions ..........................        462,302       --            93,637      1,246,390      1,644,116        419,401
                                             ------------   ------      ------------   ------------   ------------   ------------
Total Assets .............................    153,400,502    1,000        11,692,015    329,030,357    176,623,402    144,131,832
                                             ------------   ------      ------------   ------------   ------------   ------------
LIABILITIES
Payable for policy-related transactions ..             --       --                --             --             --             --
Payable for Trust shares purchased .......        466,138       --            92,621      1,250,224      1,648,214        453,401
Amount retained by Equitable Life in
   Separate Account No. 49 (Note 5) ......         99,138    1,000            26,825        145,459        335,744        108,935
                                             ------------   ------      ------------   ------------   ------------   ------------
Total Liabilities ........................        565,276    1,000           119,446      1,395,683      1,983,958        562,336
                                             ------------   ------      ------------   ------------   ------------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS.   $152,835,226       --      $ 11,572,569   $327,634,674   $174,639,444   $143,569,496
                                             ============   ======      ============   ============   ============   ============

----------
See Notes to Financial Statements.
(a) December 31, 1998 initial capital was received.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                          ALLIANCE                      ALLIANCE        ALLIANCE
                                                                           MONEY         ALLIANCE        COMMON        AGGRESSIVE
                                                                           MARKET         HIGH            STOCK          STOCK
                                                                            FUND        YIELD FUND        FUND            FUND
                                                                        -----------    ------------    ------------    -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .....................................   $ 6,709,792    $ 11,775,522    $   952,116    $   275,359
   Expenses (Note 3):
      Asset-based charges ...........................................     1,118,065       1,381,303      3,268,314        855,772
                                                                        -----------    ------------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ........................................     5,591,727      10,394,219     (2,316,198)      (580,413)
                                                                        -----------    ------------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments ..............................       303,090        (258,448)       277,445       (105,214)
   Realized gain distribution from the Trusts .......................         5,637       2,718,464     49,605,206      3,824,065
                                                                        -----------    ------------    -----------    -----------
NET REALIZED GAIN (LOSS) ............................................       308,727       2,460,016     49,882,651      3,718,851
                                                                        -----------    ------------    -----------    -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...........................................      (404,121)     (1,398,277)     4,116,666     (2,440,983)
      End of period .................................................    (1,075,056)    (25,033,332)    23,414,104     (6,950,869)
                                                                        -----------    ------------    -----------    -----------
   Change in unrealized appreciation (depreciation) during
      the period ....................................................      (670,935)    (23,635,055)    19,297,438     (4,509,886)
                                                                        -----------    ------------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............      (362,208)    (21,175,039)    69,180,089       (791,035)
                                                                        -----------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $ 5,229,519    $(10,780,820)   $66,863,891    $(1,371,448)
                                                                        ===========    ============    ===========    ===========

                                                                          ALLIANCE                        ALLIANCE
                                                                           SMALL         ALLIANCE          GROWTH
                                                                            CAP           GLOBAL          INVESTORS
                                                                         GROWTH FUND       FUND             FUND
                                                                        ------------    ------------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .....................................   $        --      $  136,475       $  338,347
   Expenses (Note 3):
      Asset-based charges ...........................................       717,685         160,655          224,047
                                                                        -----------      ----------       ----------
NET INVESTMENT INCOME (LOSS) ........................................      (717,685)        (24,180)         114,300
                                                                        -----------      ----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments ..............................         9,425         224,358          342,546
   Realized gain distribution from the Trusts .......................            --         892,450        1,579,446
                                                                        -----------      ----------       ----------
NET REALIZED GAIN (LOSS) ............................................         9,425       1,116,808        1,921,992
                                                                        -----------      ----------       ----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...........................................      (532,878)        221,064          906,877
      End of period .................................................    (2,506,915)      1,546,448        1,848,754
                                                                        -----------      ----------       ----------
   Change in unrealized appreciation (depreciation) during
      the period ....................................................    (1,974,037)      1,325,384          941,877
                                                                        -----------      ----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............    (1,964,612)      2,442,192        2,863,869
                                                                        -----------      ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $(2,682,297)     $2,418,012       $2,978,169
                                                                        ===========      ==========       ==========

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                      BT SMALL     BT INTER-
                                                                          ALLIANCE                    COMPANY      NATIONAL
                                                                       EQUITY INDEX    BT EQUITY 500  INDEX      EQUITY INDEX
                                                                           FUND         INDEX FUND     FUND          FUND
                                                                       ------------    -----------   ---------    ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .....................................   $   63         $   768,510   $ 188,913    $  536,259
   Expenses (Note 3):
      Asset-based charges ...........................................       --             738,411      86,164       122,054
                                                                        ------         -----------   ---------    ----------

NET INVESTMENT INCOME (LOSS) ........................................       63              30,099     102,749       414,205
                                                                        ------         -----------   ---------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments ..............................       --             579,907    (196,585)     (487,255)
   Realized gain distribution from the Trusts .......................        2                  --     359,171            --
                                                                        ------         -----------   ---------    ----------

NET REALIZED GAIN (LOSS) ............................................        2             579,907     162,586      (487,255)
                                                                        ------         -----------   ---------    ----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...........................................    1,039                  --          --            --
      End of period .................................................    2,670          15,885,081    (545,108)    4,538,154
                                                                        ------         -----------   ---------    ----------
   Change in unrealized appreciation (depreciation) during
      the period ....................................................    1,631          15,885,081    (545,108)    4,538,154
                                                                        ------         -----------   ---------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............    1,633          16,464,988    (382,522)    4,050,899
                                                                        ------         -----------   ---------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $1,696         $16,495,087   $(279,773)   $4,465,104
                                                                        ======         ===========   =========    ==========

                                                                                          LAZARD         LAZARD
                                                                          JPM CORE       LARGE CAP      SMALL CAP
                                                                            BOND           VALUE          VALUE
                                                                            FUND           FUND           FUND
                                                                        -----------    -----------    -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .....................................   $ 1,942,258    $   355,224    $   135,255
   Expenses (Note 3):
      Asset-based charges ...........................................       428,389        332,634        248,380
                                                                        -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ........................................     1,513,869         22,590       (113,125)
                                                                        -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments ..............................        (6,592)      (156,900)      (707,142)
   Realized gain distribution from the Trusts .......................     1,048,914             --             --
                                                                        -----------    -----------    -----------
NET REALIZED GAIN (LOSS) ............................................     1,042,322       (156,900)      (707,142)
                                                                        -----------    -----------    -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...........................................            --             --             --
      End of period .................................................       151,767      6,587,696     (1,238,546)
                                                                        -----------    -----------    -----------
   Change in unrealized appreciation (depreciation) during
      the period ....................................................       151,767      6,587,696     (1,238,546)
                                                                        -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............     1,194,089      6,430,796     (1,945,688)
                                                                        -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $ 2,707,958    $ 6,453,386    $(2,058,813)
                                                                        ===========    ===========    ===========

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                           MERRILL         MERRILL                          MFS
                                                                            LYNCH           LYNCH                        EMERGING
                                                                            BASIC           WORLD          MFS            GROWTH
                                                                        VALUE EQUITY      STRATEGY       RESEARCH        COMPANIES
                                                                            FUND            FUND           FUND             FUND
                                                                        ------------    ------------    ------------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .....................................   $  523,399       $  56,946       $   553,891    $     2,768
   Expenses (Note 3):
      Asset-based charges ...........................................      433,649          73,191         1,646,014      1,102,263
                                                                        ----------       ---------       -----------    -----------
NET INVESTMENT INCOME (LOSS) ........................................       89,750         (16,245)       (1,092,123)    (1,099,495)
                                                                        ----------       ---------       -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments ..............................     (125,370)        (47,109)           28,858        305,790
   Realized gain distribution from the Trusts .......................    1,814,918              --                --             --
                                                                        ----------       ---------       -----------    -----------
NET REALIZED GAIN (LOSS) ............................................    1,689,548         (47,109)           28,858        305,790
                                                                        ----------       ---------       -----------    -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...........................................     (304,932)       (116,763)            6,734       (858,314)
      End of period .................................................     (224,361)        138,809        27,968,891     27,600,377
                                                                        ----------       ---------       -----------    -----------
   Change in unrealized appreciation (depreciation) during
      the period ....................................................       80,571         255,572        27,962,157     28,458,691
                                                                        ----------       ---------       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............    1,770,119         208,463        27,991,015     28,764,481
                                                                        ----------       ---------       -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $1,859,869       $ 192,218       $26,898,892    $27,664,986
                                                                        ==========       =========       ===========    ===========
                                                                          MORGAN
                                                                          STANLEY         EQ/PUTNAM                         EQ/
                                                                         EMERGING          GROWTH &        EQ/PUTNAM      PUTNAM
                                                                          MARKETS          INCOME          INVESTORS   INTERNATIONAL
                                                                           EQUITY          VALUE            GROWTH        EQUITY
                                                                            FUND            FUND             FUND           FUND
                                                                        -----------      -----------     -----------   -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .....................................   $    38,906      $ 2,771,619     $   111,391    $    42,947
   Expenses (Note 3):
      Asset-based charges ...........................................        74,659        2,560,202       1,074,066      1,173,602
                                                                        -----------      -----------     -----------    -----------
NET INVESTMENT INCOME (LOSS) ........................................       (35,753)         211,417        (962,675)    (1,130,655)
                                                                        -----------      -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments ..............................    (2,128,521)         303,706       2,190,787      1,085,258
   Realized gain distribution from the Trusts .......................            --        2,503,287               2             --
                                                                        -----------      -----------     -----------    -----------
NET REALIZED GAIN (LOSS) ............................................    (2,128,521)       2,806,993       2,190,789      1,085,258
                                                                        -----------      -----------     -----------    -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...........................................            --        1,251,440       2,286,852       (355,156)
      End of period .................................................       503,907       20,844,002      30,898,239     12,926,933
                                                                        -----------      -----------     -----------    -----------
   Change in unrealized appreciation (depreciation) during
      the period ....................................................       503,907       19,592,562      28,611,387     13,282,089
                                                                        -----------      -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............    (1,624,614)      22,399,555      30,802,176     14,367,347
                                                                        -----------      -----------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $(1,660,367)     $22,610,972     $29,839,501    $13,236,692
                                                                        ===========      ===========     ===========    ===========

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE  YEARS ENDED DECEMBER 31,

                                                                          ALLIANCE MONEY                ALLIANCE HIGH
                                                                           MARKET FUND                   YIELD FUND
                                                                 ----------------------------    ---------------------------
                                                                     1998            1997           1998            1997
                                                                 -------------    -----------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............................   $  5,591,727    $  1,422,874    $ 10,394,219    $ 1,935,418
   Net realized gain (loss) ..................................        308,727          30,245       2,460,016      1,930,121
   Change in unrealized appreciation (depreciation) of
      investments ............................................       (670,935)       (374,038)    (23,635,055)    (1,368,712)
                                                                 ------------    ------------    ------------    -----------
   Net increase (decrease) in net assets from
      operations .............................................      5,229,519       1,079,081     (10,780,820)     2,496,827
                                                                 ------------    ------------    ------------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ..........................................    308,003,451     104,148,675     101,309,392     42,971,395
      Transfers from other Funds and Guaranteed Interest
         Rate Account (Note 1) ...............................    117,047,248      11,039,704      28,971,750      6,495,053
                                                                 ------------    ------------    ------------    -----------
         Total ...............................................    425,050,699     115,188,379     130,281,142     49,466,448
                                                                 ------------    ------------    ------------    -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ....................      7,436,997         670,360       3,457,632        327,004
   Withdrawal and administrative charges .....................        104,554          93,894         173,986        117,245
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1) ..................................    265,941,784      50,981,067      23,920,120      1,028,028
                                                                 ------------    ------------    ------------    -----------
      Total ..................................................    273,483,335      51,745,321      27,551,738      1,472,277
                                                                 ------------    ------------    ------------    -----------
   Net increase in net assets from Contractowners
      transactions ...........................................    151,567,364      63,443,058     102,729,404     47,994,171
                                                                 ------------    ------------    ------------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ........          3,172          (2,952)         (2,579)       (28,875)
                                                                 ------------    ------------    ------------    -----------
   INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ............................................    156,800,055      64,519,187      91,946,005     50,462,123

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING
   OF PERIOD .................................................     67,650,881       3,131,694      51,095,271        633,148
                                                                 ------------    ------------    ------------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF
   PERIOD ....................................................   $224,450,936    $ 67,650,881    $143,041,276    $51,095,271
                                                                 ============    ============    ============    ===========

                                                                       ALLIANCE COMMON               ALLIANCE AGGRESSIVE
                                                                          STOCK FUND                      STOCK FUND
                                                                 ----------------------------    ---------------------------
                                                                      1998           1997           1998           1997
                                                                 -------------   ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............................   $ (2,316,198)   $   (480,576)   $  (580,413)   $  (277,123)
   Net realized gain (loss) ..................................     49,882,651       9,497,894      3,718,851      3,898,956
   Change in unrealized appreciation (depreciation) of
      investments ............................................     19,297,438       4,187,658     (4,509,886)    (2,412,173)
                                                                 ------------    ------------    -----------    -----------
   Net increase (decrease) in net assets from
      operations .............................................     66,863,891      13,204,976     (1,371,448)     1,209,660
                                                                 ------------    ------------    -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ..........................................    225,245,017     107,212,947     41,444,328     42,250,282
      Transfers from other Funds and Guaranteed Interest
         Rate Account (Note 1) ...............................     43,818,466      11,247,312      9,547,092      6,703,750
                                                                 ------------    ------------    -----------    -----------
         Total ...............................................    269,063,483     118,460,259     50,991,420     48,954,032
                                                                 ------------    ------------    -----------    -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ....................      9,862,986         744,150      1,928,655        534,703
   Withdrawal and administrative charges .....................        438,917         428,790        148,718        190,057
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1) ..................................     22,819,554       4,156,366      9,292,218      3,266,536
                                                                 ------------    ------------    -----------    -----------
      Total ..................................................     33,121,457       5,329,306     11,369,591      3,991,296
                                                                 ------------    ------------    -----------    -----------
   Net increase in net assets from Contractowners
      transactions ...........................................    235,942,026     113,130,953     39,621,829     44,962,736
                                                                 ------------    ------------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ........       (207,816)           (431)         3,308          8,081
                                                                 ------------    ------------    -----------    -----------
   INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ............................................    302,598,101     126,335,498     38,253,689     46,180,477

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING
   OF PERIOD .................................................    127,524,149       1,188,651     46,741,638        561,161
                                                                 ------------    ------------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF
   PERIOD ....................................................   $430,122,250    $127,524,149    $84,995,327    $46,741,638
                                                                 ============    ============    ===========    ===========

----------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                         ALLIANCE SMALL CAP
                                                                           GROWTH FUND(a)                 ALLIANCE GLOBAL FUND
                                                                    -----------------------------      ----------------------------
                                                                       1998              1997             1998              1997
                                                                    -----------       -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............................      $  (717,685)      $  (103,753)     $   (24,180)     $    94,464
   Net realized gain (loss) ..................................            9,425           761,781        1,116,808          986,714
   Change in unrealized appreciation (depreciation)
      of investments .........................................       (1,974,037)         (532,878)       1,325,384          224,896
                                                                    -----------       -----------      -----------      -----------
   Net increase (decrease) in net assets from operations .....       (2,682,297)          125,150        2,418,012        1,306,074
                                                                    -----------       -----------      -----------      -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ..........................................       43,397,274        30,538,328          416,404       11,035,782

      Transfers from other Funds and Guaranteed
         Interest Rate Account (Note 1) ......................       12,800,367         2,845,702          712,308        2,538,990
                                                                    -----------       -----------      -----------      -----------
         Total ...............................................       56,197,641        33,384,030        1,128,712       13,574,772
                                                                    -----------       -----------      -----------      -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ....................        1,391,608            77,516          507,389          303,394
   Withdrawal and administrative charges .....................           86,076            30,958           47,663          121,147
   Transfers to other Funds and Guaranteed Interest Rate
      Account (Note 1) .......................................        8,974,764           672,314        1,808,151        1,825,805
                                                                    -----------       -----------      -----------      -----------
      Total ..................................................       10,452,448           780,788        2,363,203        2,250,346
                                                                    -----------       -----------      -----------      -----------

   Net increase in net assets from Contractowners
      transactions ...........................................       45,745,193        32,603,242       (1,234,491)      11,324,426
                                                                    -----------       -----------      -----------      -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO.49
   (NOTE 5) ..................................................            2,485            (5,841)         (24,608)         (27,562)
                                                                    -----------       -----------      -----------      -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ............................................       43,065,381        32,722,551        1,158,913       12,602,938

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING
   OF PERIOD .................................................       32,722,551                --       12,840,175          237,237
                                                                    -----------       -----------      -----------      -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD .............................................      $75,787,932       $32,722,551      $13,999,088      $12,840,175
                                                                    ===========       ===========      ===========      ===========

                                                                          ALLIANCE GROWTH                  ALLIANCE EQUITY
                                                                          INVESTORS FUND                    INDEX FUND(a)
                                                                    -----------------------------       ---------------------
                                                                       1998              1997            1998           1997
                                                                    -----------       -----------       -------       -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............................      $   114,300       $   192,366       $    63       $    52
   Net realized gain (loss) ..................................        1,921,992         1,119,576             2            23
   Change in unrealized appreciation (depreciation)
      of investments .........................................          941,877           912,616         1,631         1,039
                                                                    -----------       -----------       -------       -------
   Net increase (decrease) in net assets from operations .....        2,978,169         2,224,558         1,696         1,114
                                                                    -----------       -----------       -------       -------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ..........................................          979,342        14,900,369            --            --

      Transfers from other Funds and Guaranteed
         Interest Rate Account (Note 1) ......................          861,920         2,566,982            --            --
                                                                    -----------       -----------       -------       -------
         Total ...............................................        1,841,262        17,467,351            --            --
                                                                    -----------       -----------       -------       -------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ....................          692,359           160,368            --            --
   Withdrawal and administrative charges .....................           62,534            87,200            --            --
   Transfers to other Funds and Guaranteed Interest Rate
      Account (Note 1) .......................................        2,475,681         1,833,943            --            --
                                                                    -----------       -----------       -------       -------
      Total ..................................................        3,230,574         2,081,511            --            --
                                                                    -----------       -----------       -------       -------


   Net increase in net assets from Contractowners
      transactions ...........................................       (1,389,312)       15,385,840            --            --
                                                                    -----------       -----------       -------       -------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO.49
   (NOTE 5) ..................................................          (27,724)          (29,804)       (1,696)       (1,114)
                                                                    -----------       -----------       -------       -------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ............................................        1,561,133        17,500,594            --            --

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING
   OF PERIOD .................................................       18,000,086           419,492            --            --
                                                                    -----------       -----------       -------       -------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD .............................................      $19,561,219       $18,000,086            --            --
                                                                    ===========       ===========       =======       =======

----------
(a) Commenced operations on May 1, 1997.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                      BT SMALL          BT
                                                                                      COMPANY      INTERNATIONAL
                                                                    BT EQUITY 500      INDEX       EQUITY INDEX
                                                                    INDEX FUND(a)      FUND(a)        FUND(a)
                                                                    -------------    ------------  -------------
                                                                       1998             1998           1998
                                                                    -------------    ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................................   $     30,099    $   102,749    $   414,205
   Net realized gain (loss) ......................................        579,907        162,586       (487,255)
   Change in unrealized appreciation (depreciation) of
      investments ................................................     15,885,081       (545,108)     4,538,154
                                                                     ------------    -----------    -----------
   Net increase (decrease) in net assets from operations .........     16,495,087       (279,773)     4,465,104
                                                                     ------------    -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ..............................................    137,742,388     15,585,722     20,850,190
      Transfers from other Funds and Guaranteed Interest Rate
         Account (Note 1) ........................................     28,395,723      4,179,014     16,741,163
                                                                     ------------    -----------    -----------
         Total ...................................................    166,138,111     19,764,736     37,591,353
                                                                     ------------    -----------    -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ........................      1,738,442        120,912        219,542
   Withdrawal and administrative charges .........................         14,899          1,784          2,627
   Transfers to other Funds and Guaranteed Interest Rate
      Account (Note 1) ...........................................     15,478,264      1,873,434     14,133,716
                                                                     ------------    -----------    -----------
      Total ......................................................     17,231,605      1,996,130     14,355,885
                                                                     ------------    -----------    -----------
   Net increase in net assets from Contractowners transactions ...    148,906,506     17,768,606     23,235,468
                                                                     ------------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ...........................     (1,043,836)       225,647     (3,023,732)
                                                                     ------------    -----------    -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ................................................    164,357,757     17,714,480     24,676,840
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING OF
    PERIOD .......................................................             --             --             --
                                                                     ------------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF PERIOD .........   $164,357,757    $17,714,480    $24,676,840
                                                                     ============    ===========    ===========

                                                                                       LAZARD           LAZARD
                                                                       JPM CORE       LARGE CAP        SMALL CAP
                                                                         BOND           VALUE            VALUE
                                                                        FUND(a)         FUND(a)          FUND(a)
                                                                     ------------    -----------    -----------
                                                                         1998           1998            1998
                                                                     ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................................   $  1,513,869    $    22,590    $  (113,125)
   Net realized gain (loss) ......................................      1,042,322       (156,900)      (707,142)
   Change in unrealized appreciation (depreciation) of
      investments ................................................        151,767      6,587,696     (1,238,546)
                                                                     ------------    -----------    -----------
   Net increase (decrease) in net assets from operations .........      2,707,958      6,453,386     (2,058,813)
                                                                     ------------    -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ..............................................     73,102,741     60,150,648     44,673,767
      Transfers from other Funds and Guaranteed Interest Rate
         Account (Note 1) ........................................     37,948,208      9,859,740      8,257,562
                                                                     ------------    -----------    -----------
         Total ...................................................    111,050,949     70,010,388     52,931,329
                                                                     ------------    -----------    -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ........................      1,038,633        586,925        436,736
   Withdrawal and administrative charges .........................         18,447          5,537          5,989
   Transfers to other Funds and Guaranteed Interest Rate
      Account (Note 1) ...........................................     13,947,945      3,799,798      4,021,584
                                                                     ------------    -----------    -----------
      Total ......................................................     15,005,025      4,392,260      4,464,309
                                                                     ------------    -----------    -----------
   Net increase in net assets from Contractowners transactions ...     96,045,924     65,618,128     48,467,020
                                                                     ------------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ...........................       (484,641)      (631,039)       365,901
                                                                     ------------    -----------    -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ................................................     98,269,241     71,440,475     46,774,108
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING OF
    PERIOD .......................................................             --             --             --
                                                                     ------------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF PERIOD .........   $ 98,269,241    $71,440,475    $46,774,108
                                                                     ============    ===========    ===========

----------
(a) Commenced operations on January 1, 1998.
 See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                   MERRILL LYNCH
                                                                    BASIC VALUE              MERRILL LYNCH
                                                                      EQUITY                 WORLD STRATEGY
                                                                     FUND(a)                  FUND(a)
                                                           --------------------------    ------------------------
                                                              1998           1997           1998         1997
                                                           -----------    -----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........................   $    89,750    $    41,169    $  (16,245)   $    7,480
   Net realized gain (loss) ............................     1,689,548         62,644       (47,109)       31,803
   Change in unrealized appreciation (depreciation)
      of investments ...................................        80,571       (304,932)      255,572      (116,763)
                                                           -----------    -----------    ----------    ----------
   Net increase (decrease) in net assets from
      operations .......................................     1,859,869       (201,119)      192,218       (77,480)
                                                           -----------    -----------    ----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ....................................    38,734,895     13,505,624     4,563,199     3,230,838
      Transfers from other Funds and Guaranteed Interest
         Rate Account (Note 1) .........................     4,663,103        416,478       710,326        74,498
                                                           -----------    -----------    ----------    ----------
         Total .........................................    43,397,998     13,922,102     5,273,525     3,305,336
                                                           -----------    -----------    ----------    ----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ..............       524,761          1,398       157,552           583
   Withdrawal and administrative charges ...............        54,926         11,188        10,898         3,955
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1) ............................     2,334,323          7,058       627,786        44,263
                                                           -----------    -----------    ----------    ----------
      Total ............................................     2,914,010         19,644       796,236        48,801
                                                           -----------    -----------    ----------    ----------
   Net increase in net assets from Contractowners
      transactions .....................................    40,483,988     13,902,458     4,477,289     3,256,535
                                                           -----------    -----------    ----------    ----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ..       (25,519)            81        (6,676)           17
                                                           -----------    -----------    ----------    ----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ......................................    42,318,338     13,701,420     4,662,831     3,179,072
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD .................................    13,701,420             --     3,179,072            --
                                                           -----------    -----------    ----------    ----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF  PERIOD ......................................   $56,019,758    $13,701,420    $7,841,903    $3,179,072
                                                           ===========    ===========    ==========    ==========

                                                                                                                          MORGAN
                                                                                                                          STANLEY
                                                                                                 MFS EMERGING            EMERGING
                                                                      MFS                           GROWTH                MARKETS
                                                                    RESEARCH                       COMPANIES              EQUITY
                                                                    FUND(a)                       FUND(a)                FUND(b)
                                                           --------------------------    ---------------------------    -----------
                                                                1998         1997            1998           1997             1998
                                                           ------------   -----------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........................   $ (1,092,123)  $   (81,799)   $ (1,099,495)   $   (69,045)   $   (35,753)
   Net realized gain (loss) ............................         28,858       545,158         305,790      1,070,973     (2,128,521)
   Change in unrealized appreciation (depreciation)
      of investments ...................................     27,962,157         6,734      28,458,691       (858,314)       503,907
                                                           ------------   -----------    ------------    -----------    -----------
   Net increase (decrease) in net assets from
      operations .......................................     26,898,892       470,093      27,664,986        143,614     (1,660,367)
                                                           ------------   -----------    ------------    -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ....................................    121,807,223    59,357,999      76,639,008     40,227,730     11,589,726
      Transfers from other Funds and Guaranteed Interest
         Rate Account (Note 1) .........................     23,365,292     5,000,723      25,862,262      4,340,105     12,891,618
                                                           ------------   -----------    ------------    -----------    -----------
         Total .........................................    145,172,515    64,358,722     102,501,270     44,567,835     24,481,344
                                                           ------------   -----------    ------------    -----------    -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ..............      3,681,079       183,523       2,376,229        341,045         83,958
   Withdrawal and administrative charges ...............        208,060        85,087         133,480         44,128          1,595
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1) ............................     10,792,798     1,051,389      16,923,642      2,114,159     11,162,025
                                                           ------------   -----------    ------------    -----------    -----------
      Total ............................................     14,681,937     1,319,999      19,433,351      2,499,332     11,247,578
                                                           ------------   -----------    ------------    -----------    -----------
   Net increase in net assets from Contractowners
      transactions .....................................    130,490,578    63,038,723      83,067,919     42,068,503     13,233,766
                                                           ------------   -----------    ------------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ..       (131,281)       (3,343)       (106,304)        (3,492)          (830)
                                                           ------------   -----------    ------------    -----------    -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ......................................    157,258,189    63,505,473     110,626,601     42,208,625     11,572,569
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD .................................     63,505,473            --      42,208,625             --             --
                                                           ------------   -----------    ------------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF  PERIOD ......................................   $220,763,662   $63,505,473    $152,835,226    $42,208,625    $11,572,569
                                                           ============   ===========    ============    ===========    ===========

----------
(a) Commenced operations on May 1, 1997.
(b) Commenced operations on December 31, 1997.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQ/PUTNAM
                                                                  GROWTH & INCOME                     EQ/PUTNAM
                                                                       VALUE                       INVESTORS GROWTH
                                                                     FUND(a)                          FUND(a)
                                                            ----------------------------    -----------------------------
                                                                1998            1997           1998             1997
                                                            ------------     -----------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........................    $    211,417     $   119,673    $   (962,675)    $   (36,575)
   Net realized gain (loss) ............................       2,806,993         391,558       2,190,789         364,091
   Change in unrealized appreciation (depreciation)
      of investments ...................................      19,592,562       1,251,440      28,611,387       2,286,852
                                                            ------------     -----------    ------------     -----------
   Net increase (decrease) in net assets from
      operations .......................................      22,610,972       1,762,671      29,839,501       2,614,368
                                                            ------------     -----------    ------------     -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ....................................     192,282,349      89,354,305     102,305,888      29,499,045
      Transfers from other Funds and Guaranteed Interest
         Rate Account (Note 1) .........................      38,949,363       8,714,901      22,084,671       3,342,187
                                                            ------------     -----------    ------------     -----------
         Total .........................................     231,231,712      98,069,206     124,390,559      32,841,232
                                                            ------------     -----------    ------------     -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ..............       6,393,934              --       2,648,953         151,674
   Withdrawal and administrative charges ...............         306,018         684,612         116,410          70,276
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1) ............................      17,366,879       1,112,466       9,084,232         573,939
                                                            ------------     -----------    ------------     -----------
      Total ............................................      24,066,831       1,797,078      11,849,595         795,889
                                                            ------------     -----------    ------------     -----------
   Net increase in net assets from Contractowners
      transactions .....................................     207,164,881      96,272,128     112,540,964      32,045,343
                                                            ------------     -----------    ------------     -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ..        (181,146)          5,168      (1,164,027)     (1,236,705)
                                                            ------------     -----------    ------------     -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ......................................     229,594,707      98,039,967     141,216,438      33,423,006
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING
   OF PERIOD ...........................................      98,039,967              --      33,423,006              --
                                                            ------------     -----------    ------------     -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF
   PERIOD ..............................................    $327,634,674     $98,039,967    $174,639,444     $33,423,006
                                                            ============     ===========    ============     ===========

                                                                         EQ/PUTNAM
                                                                   INTERNATIONAL EQUITY
                                                                         FUND(a)
                                                              -------------------------------
                                                               1998                 1997
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........................      $ (1,130,655)      $  (102,449)
   Net realized gain (loss) ............................         1,085,258           259,624
   Change in unrealized appreciation (depreciation)
      of investments ...................................        13,282,089          (355,156)
                                                              ------------       -----------
   Net increase (decrease) in net assets from
      operations .......................................       13,236,692          (197,981)
                                                              ------------       -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions ....................................        72,938,890        49,901,207
      Transfers from other Funds and Guaranteed Interest
         Rate Account (Note 1) .........................        29,843,626         4,211,149
                                                              ------------       -----------
         Total .........................................       102,782,516        54,112,356
                                                              ------------       -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions ..............         2,642,413           155,422
   Withdrawal and administrative charges ...............           169,696            69,966
   Transfers to other Funds and Guaranteed Interest
      Rate Account (Note 1) ............................        21,216,559         1,074,411
                                                              ------------       -----------
      Total ............................................        24,028,668         1,299,799
                                                              ------------       -----------
   Net increase in net assets from Contractowners
      transactions .....................................        78,753,848        52,812,557
                                                              ------------       -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49 (NOTE 5) ..          (560,408)         (475,212)
                                                              ------------       -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS ......................................        91,430,132        52,139,364
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, BEGINNING
   OF PERIOD ...........................................        52,139,364                --
                                                              ------------       -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS, END OF
   PERIOD ..............................................      $143,569,496       $52,139,364
                                                              ============       ===========


----------
(a) Commenced operations on May 1, 1997.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.   General

     The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account No. 49 (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940
     Act). Alliance Capital Management L.P., an indirect majority-owned subsidiary of Equitable Life, manages The Hudson River Trust (HRT) and is the investment adviser for all of the investment funds of HRT. EQ Financial Consultants, Inc., ("EQFC") and Equitable Distributors Inc. ("EDI") are indirect, wholly owned subsidiaries of Equitable Life. EQFC manages the EQ Advisors Trust (EQAT) and has overall responsibility for general management and administration of EQAT. The Account consists of 25 investment funds (Funds): the Alliance Money Market Fund, Alliance High Yield Fund, Alliance Common Stock Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Global Fund, Alliance Growth Investors Fund, Alliance Equity Index Fund, BT Equity 500 Index Fund, BT Small Company Index Fund, BT International Equity Index Fund, EQ/Evergreen Fund, EQ/Evergreen Foundation Fund, JPM Core Bond Fund, Lazard Large Cap Value Fund, Lazard Small Cap Value Fund, Merrill Lynch Basic Value Equity Fund, Merrill Lynch World Strategy Fund, MFS Research, MFS Emerging Growth Companies, MFS Growth with Income Fund, Morgan Stanley Emerging Markets Equity Fund, EQ Putnam Growth & Income Value Fund, EQ/Putnam Investors Growth Fund and EQ/Putnam International Equity Fund. As of December 31, 1998, the following funds have not yet sold units to the public and accordingly there is no activity in the Statements of Operations and the Statement of Changes in Net Assets: EQ/Evergreen Fund, EQ/Evergreen Foundation Fund, MFS Growth with Income Fund. The assets in each fund are invested in Class 1B shares of a corresponding portfolio (Portfolio) of a mutual fund of HRT or of EQAT (collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trust at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B Shares in respect of activities primarily intended to result in the sale of Class 1B Shares. These fees are reflected in the net asset value of the shares. The Trusts are open-ended, diversified management investment companies that sell their shares to separate accounts of insurance companies. Each Portfolio has separate investment objectives. The Account commenced operations on October 1, 1996.

     EQFC and EDI earns fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with the HRT.

     The Account is used to fund benefits for the Rollover IRA, Equitable Accumulator IRA, Equitable Accumulator TSA, Equitable Accumulator Select IRA and Equitable Accumulator Select TSA, qualified deferred variable annuities, which combined the Portfolios in the Account with guaranteed fixed rate options, and the Accumulator, Equitable Accumulator NQ and Equitable Accumulator Select NQ, which offer the same investment options as the Equitable Accumulator IRA and Equitable Accumulator Select IRA for the non-qualified market. The non-qualified variable annuities are also available for purchase by certain types of qualified plans (referred to as Equitable Accumulator QP and Equitable Accumulator Select QP). The Equitable Accumulator IRA, NQ, QP and TSA (including Equitable Accumulator Select IRA, NQ, QP and TSA), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

     All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

     Receivable/payable for policy-related transactions represent amounts due to/from General Account predominately related to premiums, surrenders and death benefits.

     Included in the Withdrawals and Administrative Charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

     Contractowners may allocate amounts in their individual accounts to the Funds of the Account, and/or to the guaranteed interest account of Equitable Life's General Account, and/or to other Separate Accounts. The net assets of any Fund of the Account may not be less than the aggregate of the contractowners' accounts allocated to that Fund. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required under the state insurance law. Equitable Life's General Account is subject to creditor rights.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions in the Trusts are recorded on the trade date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions which are distributed by the Trusts at the end of each year and automatically reinvested in additional shares.

     Dividends are recorded by HRT at the end of each quarter and by EQAT in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of each year.

     No Federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any Federal income tax which is attributable to the Account if the law is changed.

3.   Asset Charges

     Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:

                                                                                  Asset-based
                                                             Mortality and      Administration      Distribution      Aggregate
                                                             Expense Risks          Charge             Charge          Charges
                                                             -------------      --------------      ------------    -------------
       Accumulator and Rollover IRA issued before                0.90%               0.30%               --             1.20%
             May 1, 1997
       Equitable Accumulator issued after May 1, 1997            1.10%               0.25%               --             1.35%
       Equitable Accumulator Select                              1.10%               0.25%             0.25%            1.60%

     These charges may be retained in the Account by Equitable Life and to the extent retained, participate in the net results of the Trust ratably with assets attributable to the Contracts.

     Trust shares are valued at their net asset value with investment advisory or management fees, the 12b-1 fee, and direct operating expenses of the Trust, in effect, passed on to the Account and reflected in the accumulation unit values of the Contracts.

4.   Contributions, Transfers and Charges:

     Net accumulation units issued during the periods indicated were:

                                                      DECEMBER 31,  DECEMBER 31,
                                                         1998        1997
                                                      -----------   ----------
        ALLIANCE MONEY MARKET FUND                           (IN THOUSANDS)
        -------------------------
             Net Issued (Redeemed) 120 b.p............      (30)         172
             Net Issued (Redeemed) 135 b.p............    4,005        1,153
             Net Issued (Redeemed) 160 b.p............      349           --
             Net Issued (Redeemed) 0 b.p..............    1,286          947

        ALLIANCE HIGH YIELD FUND
        -------------------------
             Net Issued (Redeemed) 120 b.p............      (17)         402
             Net Issued (Redeemed) 135 b.p............    3,265        1,256
             Net Issued (Redeemed) 160 b.p............      168            2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   Contributions, Transfers and Charges (Continued):

     Net accumulation units issued during the periods indicated were:


                                                                                  DECEMBER 31,  DECEMBER 31,
                                                                                     1998           1997
        ALLIANCE COMMON STOCK FUND                                                -----------   -----------
        --------------------------                                                      (IN THOUSANDS)
                  Net Issued (Redeemed) 120 b.p.................................     (10)           229
                  Net Issued (Redeemed) 135 b.p.................................   1,108            434
                  Net Issued (Redeemed) 160 b.p.................................      34              1

        ALLIANCE AGGRESSIVE STOCK FUND
        ------------------------------
                  Net Issued (Redeemed) 120 b.p.................................     (13)           269
                  Net Issued (Redeemed) 135 b.p.................................     559            380
                  Net Issued (Redeemed) 160 b.p.................................      16             --

        ALLIANCE SMALL CAP GROWTH FUND (a)
        ----------------------------------
                  Net Issued (Redeemed) 120 b.p.................................      13             89
                  Net Issued (Redeemed) 135 b.p.................................   3,580          2,521
                  Net Issued (Redeemed) 160 b.p.................................     211             --

        ALLIANCE GLOBAL FUND
        --------------------
                  Net Issued (Redeemed) 120 b.p.................................     (42)           455

        ALLIANCE GROWTH INVESTORS FUND
        ------------------------------
                  Net Issued (Redeemed) 120 b.p.................................     (44)           582

        BT EQUITY 500 INDEX FUND (b)
        ---------------------------
                  Net Issued (Redeemed) 120 b.p.................................      87             --
                  Net Issued (Redeemed) 135 b.p.................................  12,279             --
                  Net Issued (Redeemed) 160 b.p.................................     951             --

        BT SMALL COMPANY INDEX FUND (b)
        ------------------------------
                  Net Issued (Redeemed) 120 b.p.................................      18             --
                  Net Issued (Redeemed) 135 b.p.................................   1,610             --
                  Net Issued (Redeemed) 160 b.p.................................     211             --

        BT INTERNATIONAL EQUITY INDEX FUND (b)
        --------------------------------------
                  Net Issued (Redeemed) 120 b.p.................................       9             --
                  Net Issued (Redeemed) 135 b.p.................................   1,827             --
                  Net Issued (Redeemed) 160 b.p.................................     248             --

        JPM CORE BOND FUND (b)
        ----------------------
                  Net Issued (Redeemed) 120 b.p.................................      98             --
                  Net Issued (Redeemed) 135 b.p.................................   8,661             --
                  Net Issued (Redeemed) 160 b.p.................................     379             --


----------
(a) Commenced operations on May 1, 1997.
(b) Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   Contributions, Transfers and Charges (Continued):

     Net accumulation units issued during the periods indicated were:

                                                                                         DECEMBER 31,    DECEMBER 31,
                                                                                            1998             1997
               LAZARD LARGE CAP VALUE FUND (b)                                           -----------     -----------
               -------------------------------                                                  (IN THOUSANDS)
                         Net Issued (Redeemed) 120 b.p.................................      22             --
                         Net Issued (Redeemed) 135 b.p.................................   5,696             --
                         Net Issued (Redeemed) 160 b.p.................................     315             --

               LAZARD SMALL CAP VALUE FUND (b)
               -------------------------------
                         Net Issued (Redeemed) 120 b.p.................................      26             --
                         Net Issued (Redeemed) 135 b.p.................................   4,733             --
                         Net Issued (Redeemed) 160 b.p.................................     344             --

               MERRILL LYNCH BASIC VALUE EQUITY FUND (a)
               -----------------------------------------
                         Net Issued (Redeemed) 135 b.p.................................   3,207          1,182

               MERRILL LYNCH WORLD STRATEGY FUND (a)
               -------------------------------------
                         Net Issued (Redeemed) 135 b.p.................................     411            306

               MFS RESEARCH FUND (a)
               --------------------
                         Net Issued (Redeemed) 120 b.p.................................      93            263
                         Net Issued (Redeemed) 135 b.p.................................   9,656          5,257
                         Net Issued (Redeemed) 160 b.p.................................     409              2

               MFS EMERGING GROWTH COMPANIES FUND (a)
               --------------------------------------
                         Net Issued (Redeemed) 120 b.p.................................      27            149
                         Net Issued (Redeemed) 135 b.p.................................   5,790          3,327
                         Net Issued (Redeemed) 160 b.p.................................     198              3

               MORGAN STANLEY EMERGING MARKETS EQUITY FUND (c)
               -----------------------------------------------
                         Net Issued (Redeemed) 120 b.p.................................      16             --
                         Net Issued (Redeemed) 135 b.p.................................   1,805             --
                         Net Issued (Redeemed) 160 b.p.................................     203             --

               EQ/PUTNAM GROWTH & INCOME VALUE FUND (a)
               ----------------------------------------
                         Net Issued (Redeemed) 120 b.p.................................     123            383
                         Net Issued (Redeemed) 135 b.p.................................  16,230          8,113
                         Net Issued (Redeemed) 160 b.p.................................     697             17

               EQ/PUTNAM INVESTORS GROWTH FUND (a)
               -----------------------------------
                         Net Issued (Redeemed) 120 b.p.................................      36            124
                         Net Issued (Redeemed) 135 b.p.................................   7,491          2,581
                         Net Issued (Redeemed) 160 b.p.................................     282             --

----------
(a) Commenced operations on May 1, 1997.
(b) Commenced operations on January 1, 1998.
(c) Commenced operations on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   Contributions, Transfers and Charges (Concluded):

   Net accumulation units issued during the periods indicated were:

                                                                                        DECEMBER 31,   DECEMBER 31,
                                                                                           1998           1997
               EQ/PUTNAM INTERNATIONAL EQUITY FUND (a)                                  ----------     ----------
               ---------------------------------------                                        (IN THOUSANDS)
                         Net Issued (Redeemed) 120 b.p.................................       3            187
                         Net Issued (Redeemed) 135 b.p.................................   5,998          4,609
                         Net Issued (Redeemed) 160 b.p.................................     418              5

----------
(a) Commenced operations on May 1, 1997.

5.   Amounts retained by Equitable Life in Separate Account No. 49

     The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and Asset-based administrative charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and Asset-based administrative expenses.

     Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

     The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        -------------------------------------------------
                         INVESTMENT FUND                                        1998                          1997
                         ---------------                                ---------------------        --------------------
     Alliance Money Market Fund................................         $    (1,183,691)                  $ (105,000)
     Alliance High Yield Fund..................................              (1,528,340)                     (85,000)
     Alliance Common Stock Fund................................              (3,823,234)                    (180,000)
     Alliance Aggressive Stock Fund............................                (983,127)                    (110,000)
     Alliance Small Cap Growth Fund............................                (792,824)                       5,000
     Alliance Global Fund......................................                (225,129)                     (90,000)
     Alliance Growth Investors Fund............................                (336,002)                     (97,000)
     Alliance Equity Index Fund................................                      --                        5,000
     BT Equity 500 Index Fund(2)...............................              (1,331,361)                       1,000
     BT Small Company Index Fund(2)............................               9,933,857                        1,000
     BT International Equity Index Fund(2).....................              14,902,319                        1,000
     EQ/Evergreen Fund(3) .....................................                   1,000                           --
     EQ/Evergreen Foundation Fund(3)...........................                   1,000                           --
     JPM Core Bond Fund(2).....................................               4,150,198                        1,000
     Lazard Large Cap Value Fund(2)............................               2,234,287                        1,000
     Lazard Small Cap Value Fund(2)............................               4,310,749                        1,000
     Merrill Lynch Basic Value Equity Fund(1)..................                (433,013)                          --
     Merrill Lynch World Strategy Fund(1)......................                 (64,920)                          --
     MFS Research Fund(1)......................................              (1,751,938)                          --
     MFS Emerging Growth Companies Fund(1).....................              (1,150,981)                          --
     MFS Growth with Income Fund(3) ...........................                      --                           --
     Morgan Stanley Emerging Markets Equity Fund(4)............                 (48,664)                          --
     EQ/Putnam Growth & Income Value Fund(1)...................              (2,678,339)                          --
     EQ/Putnam Investors Growth Fund(1)........................              (8,168,474)                   5,000,000
     EQ/Putnam International Equity Fund(1)....................              (7,148,298)                   5,000,000

----------
(1) Commenced operations on May 1, 1997.
(2) Initial capital received on December 31, 1997.
(3) Initial capital received on December 31, 1998.
(4) Commenced operations on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                          YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------
                                                               1998               1997                 1996
                                                          ---------------    --------------      -----------------
ALLIANCE MONEY MARKET FUND
--------------------------
1.20% Unit value, beginning of period......................  $25.64               $24.68                $24.43
1.20% Unit value, end of period............................  $26.62               $25.64                $24.68
1.35% Unit value, beginning of period (a)..................  $25.00               $24.38                    --
1.35% Unit value, end of period (a)........................  $25.92               $25.00                    --
1.60% Unit value, beginning of period (b)..................  $23.98               $23.78                    --
1.60% Unit value, end of period (b)........................  $24.80               $23.98                    --
0% Unit value, beginning of period (a).....................  $31.27               $30.21                    --
0% Unit value, end of period (a)...........................  $32.86               $31.27                    --
Number of units outstanding, end of period (000's)
   1.20%...................................................     329                  359                   127
   1.35%...................................................   5,158                1,153                    --
   1.60%...................................................     349                   --                    --
   0%......................................................   2,233                  947                    --

                                                                          YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------
                                                               1998               1997                 1996
                                                          ---------------    --------------      -----------------
ALLIANCE HIGH YIELD FUND
------------------------
1.20% Unit value, beginning of period......................  $30.46               $26.09                $25.33
1.20% Unit value, end of period............................  $28.48               $30.46                $26.09
1.35% Unit value, beginning of period (a)..................  $29.96               $26.35                    --
1.35% Unit value, end of period (a)........................  $27.96               $29.96                    --
1.60% Unit value, beginning of period (b)..................  $29.13               $28.79                    --
1.60% Unit value, end of period (b)........................  $27.12               $29.13                    --
Number of units outstanding, end of period (000's)
   1.20%...................................................     422                  439                    24
   1.35%...................................................   4,521                1,256                    --
   1.60%...................................................     170                    2                    --

                                                                          YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------
                                                               1998               1997                 1996
                                                          ---------------    --------------      -----------------
ALLIANCE COMMON STOCK FUND
--------------------------
1.20% Unit value, beginning of period.....................  $192.60              $151.23               $139.82
1.20% Unit value, end of period...........................  $245.58              $192.60               $151.23
1.35% Unit value, beginning of period (a).................  $186.29              $146.89                    --
1.35% Unit value, end of period (a).......................  $237.18              $186.29                    --
1.60% Unit value, beginning of period (b).................  $176.22              $172.77                    --
1.60% Unit value, end of period (b).......................  $223.79              $176.22                    --
Number of units outstanding, end of period (000's)
   1.20%..................................................      230                  240                     8
   1.35%..................................................    1,542                  434                    --
   1.60%..................................................       35                    1                    --

----------
(a) Units  were made  available  for sale on May  1, 1997.
(b) Units were made available for sale on October 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                           YEARS ENDED DECEMBER 31,
                                                            ---------------------------------------------------
                                                                 1998               1997               1996
                                                            ---------------    --------------        ----------
ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
1.20% Unit value, beginning of period.......................  $71.57               $65.53               $64.24
1.20% Unit value, end of period.............................  $70.74               $71.57               $65.53
1.35% Unit value, beginning of period (a)...................  $70.28               $61.42                   --
1.35% Unit value, end of period (a).........................  $69.37               $70.28                   --
1.60% Unit value, beginning of period (b)...................  $68.19               $75.44                   --
1.60% Unit value, end of period (b).........................  $67.13               $68.19                   --
Number of units outstanding, end of period (000's)
   1.20%....................................................     266                  279                    9
   1.35%....................................................     939                  380                   --
   1.60%....................................................      16                   --                   --

                                                                                   YEARS ENDED DECEMBER 31,
                                                                  ---------------------------------------------------
                                                                          1998                          1997
                                                                  -------------------------      --------------------
ALLIANCE SMALL CAP GROWTH FUND
------------------------------
1.20% Unit value, beginning of period (a).....................          $12.55                          $10.00
1.20% Unit value, end of period (a)......................               $11.85                          $12.55
1.35% Unit value, beginning of period (a)................               $12.54                          $10.00
1.35% Unit value, end of period (a)......................               $11.82                          $12.54
1.60% Unit value, beginning of period (b)................               $12.52                          $13.22
1.60% Unit value, end of period (b)......................               $11.77                          $12.52
Number of units outstanding, end of period (000's)
   1.20%......................................................             102                              89
   1.35%......................................................           6,101                           2,521
   1.60%......................................................             211                              --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                                 YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                                      1998                   1997                  1996
                                                              ---------------------  -------------------  -----------------
ALLIANCE GLOBAL FUND
--------------------
1.20% Unit value, beginning of period.......................         $27.61               $25.12                $26.00
1.20% Unit value, end of period.............................         $33.15               $27.61                $25.12
Number of units outstanding, end of period (000's)
   1.20%....................................................            422                  464                     9

                                                                                 YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                      1998                   1997                  1996
                                                              ---------------------  -------------------  ------------------
ALLIANCE GROWTH INVESTORS FUND
------------------------------
1.20% Unit value, beginning of period.......................         $30.09               $26.15                $25.06
1.20% Unit value, end of period.............................         $35.33               $30.09                $26.15
Number of units outstanding, end of period (000's)                      544
   1.20%....................................................                                 598                    16

                                                                                 YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                           1998                            1997
                                                              ------------------------------- ------------------------------
ALLIANCE EQUITY INDEX FUND
-----------------------------
1.35% Unit value, beginning of period (a)...................              $21.21                           $17.51
1.35% Unit value, end of period (a).........................              $26.73                           $21.21
Number of units outstanding, end of period (000's)
   1.35%....................................................                  --                               --

                                                                                 YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                           1998                          1997 (b)
                                                              ------------------------------- ------------------------------
BT EQUITY 500 INDEX FUND
-----------------------------
1.20% Unit value, beginning of period.......................              $10.00                         $10.00
1.20% Unit value, end of period.............................              $12.36                         $10.00
1.35% Unit value, beginning of period.......................              $10.00                         $10.00
1.35% Unit value, end of period.............................              $12.34                         $10.00
1.60% Unit value, beginning of period.......................              $10.00                         $10.00
1.60% Unit value, end of period.............................              $12.31                         $10.00
Number of units outstanding, end of period (000's)
   1.20%....................................................                  87                             --
   1.35%....................................................              12,279                             --
   1.60%....................................................                 951                             --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Initial capital was received on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                         YEARS ENDED DECEMBER 31,
                                                           ------------------------------------------------------
                                                                    1998                       1997 (a)
                                                           -------------------------- --------------------------
BT SMALL COMPANY INDEX FUND
---------------------------
1.20% Unit value, beginning of period.....................          $10.00                      $10.00
1.20% Unit value, end of period...........................           $9.65                      $10.00
1.35% Unit value, beginning of period.....................          $10.00                      $10.00
1.35% Unit value, end of period...........................           $9.64                      $10.00
1.60% Unit value, beginning of period.....................          $10.00                      $10.00
1.60% Unit value, end of period...........................           $9.61                      $10.00
Number of units outstanding, end of period (000's)
   1.20%..................................................              18                         --
   1.35%..................................................           1,610                         --
   1.60%..................................................             211                         --

                                                                         YEARS ENDED DECEMBER 31,
                                                           ------------------------------------------------------
                                                                    1998                       1997 (a)
                                                           -------------------------- --------------------------
BT INTERNATIONAL EQUITY INDEX FUND
----------------------------------
1.20% Unit value, beginning of period.....................          $10.00                      $10.00
1.20% Unit value, end of period...........................          $11.87                      $10.00
1.35% Unit value, beginning of period.....................          $10.00                      $10.00
1.35% Unit value, end of period...........................          $11.85                      $10.00
1.60% Unit value, beginning of period.....................          $10.00                      $10.00
1.60% Unit value, end of period...........................          $11.82                      $10.00
Number of units outstanding, end of period (000's)
   1.20%..................................................               9                         --
   1.35%..................................................           1,827                         --
   1.60%..................................................             248                         --

                                                                DECEMBER 31, 1998 (b)
                                                              ---------------------------
EQ/EVERGREEN FUND
-----------------
1.35% Unit value, beginning of period.....................               $10.00
1.35% Unit value, end of period...........................               $10.00
1.60% Unit value, beginning of period.....................               $10.00
1.60% Unit value, end of period...........................               $10.00

----------
(a) Initial capital was received on December 31, 1997.
(b) Initial capital was received on December 31, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                         DECEMBER 31, 1998 (b)
                                                                    ------------------------------

EQ/EVERGREEN FOUNDATION FUND
----------------------------------
1.35% Unit value, beginning of period.........................                 $10.00
1.35% Unit value, end of period...............................                 $10.00
1.60% Unit value, beginning of period.........................                 $10.00
1.60% Unit value, end of period...............................                 $10.00

                                                                               YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------
                                                                           1998                  1997 (a)
                                                                  -----------------------  ----------------------
JPM CORE BOND FUND
------------------
1.20% Unit value, beginning of period.........................            $10.00                   $10.00
1.20% Unit value, end of period...............................            $10.77                   $10.00
1.35% Unit value, beginning of period.........................            $10.00                   $10.00
1.35% Unit value, end of period...............................            $10.76                   $10.00
1.60% Unit value, beginning of period.........................            $10.00                   $10.00
1.60% Unit value, end of period...............................            $10.73                   $10.00
Number of units outstanding, end of period (000's)
   1.20%......................................................                98                       --
   1.35%......................................................             8,661                       --
   1.60%......................................................               379                       --

                                                                               YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------
                                                                           1998                  1997 (a)
                                                                  -----------------------  ----------------------
LAZARD LARGE CAP VALUE FUND
---------------------------
1.20% Unit value, beginning of period.........................            $10.00                   $10.00
1.20% Unit value, end of period...............................            $11.86                   $10.00
1.35% Unit value, beginning of period.........................            $10.00                   $10.00
1.35% Unit value, end of period...............................            $11.84                   $10.00
1.60% Unit value, beginning of period.........................            $10.00                   $10.00
1.60% Unit value, end of period...............................            $11.81                   $10.00
Number of units outstanding, end of period (000's)
   1.20%......................................................                22                       --
   1.35%......................................................             5,696                       --
   1.60%......................................................               315                       --

----------
(a) Initial capital was received on December 31, 1997.
(b) Initial capital was received on December 31, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------
                                                                    1998                       1997 (b)
                                                               -----------------------  ----------------------
LAZARD SMALL CAP VALUE FUND
---------------------------
1.20% Unit value, beginning of period.........................     $10.00                      $10.00
1.20% Unit value, end of period...............................      $9.18                      $10.00
1.35% Unit value, beginning of period.........................     $10.00                      $10.00
1.35% Unit value, end of period...............................      $9.17                      $10.00
1.60% Unit value, beginning of period.........................     $10.00                      $10.00
1.60% Unit value, end of period...............................      $9.14                      $10.00
Number of units outstanding, end of period (000's)
   1.20%......................................................         26                          --
   1.35%......................................................      4,733                          --
   1.60%......................................................        344                          --

                                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------
                                                                    1998                       1997
                                                               -----------------------  ----------------------
MERRILL LYNCH BASIC VALUE EQUITY FUND (a)
-----------------------------------------
1.35% Unit value, beginning of period.........................     $11.60                       $9.99
1.35% Unit value, end of period...............................     $12.76                      $11.60
1.60% Unit value, beginning of period (c).....................     $11.58                      $12.15
1.60% Unit value, end of period (c) ..........................     $12.71                      $11.58
Number of units outstanding, end of period (000's)
   1.35%......................................................      4,389                       1,182
   1.60%......................................................        --                           --

                                                                           YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------
                                                                    1998                       1997
                                                               -----------------------  ----------------------
MERRILL LYNCH WORLD STRATEGY FUND (a)
-------------------------------------
1.35% Unit value, beginning of period.........................     $10.38                      $10.00
1.35% Unit value, end of period...............................     $10.94                      $10.38
1.60% Unit value, beginning of period (c).....................     $10.36                      $11.13
1.60% Unit value, end of period (c)...........................     $10.89                      $10.36
Number of units outstanding, end of period (000's)
   1.35%......................................................        717                         306
   1.60%......................................................        --                           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Initial capital was received on December 31, 1997.
(c) Units were made available for sale on October 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                           YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------
                                                                        1998                   1997 (a)
                                                               -----------------------  ----------------------
MFS RESEARCH FUND
-----------------
1.20% Unit value, beginning of period.........................         $11.51                 $10.00
1.20% Unit value, end of period...............................         $14.12                 $11.51
1.35% Unit value, beginning of period.........................         $11.50                 $10.00
1.35% Unit value, end of period...............................         $14.08                 $11.50
1.60% Unit value, beginning of period  (c)....................         $11.48                 $11.77
1.60% Unit value, end of period (c)...........................         $14.02                 $11.48

Number of units outstanding, end of period (000's)
   1.20%......................................................            356                    263
   1.35%......................................................         14,913                  5,257
   1.60%......................................................            410                      1

                                                                           YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------
                                                                        1998                   1997 (a)
                                                               -----------------------  ----------------------
MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
1.20% Unit value, beginning of period.........................         $12.14                 $10.00
1.20% Unit value, end of period...............................         $16.14                 $12.14
1.35% Unit value, beginning of period.........................         $12.13                 $10.00
1.35% Unit value, end of period...............................         $16.10                 $12.13
1.60% Unit value, beginning of period (c).....................         $12.11                 $12.60
1.60% Unit value, end of period (c)...........................         $16.03                 $12.11

Number of units outstanding, end of period (000's)
   1.20%......................................................            176                    149
   1.35%......................................................          9,117                  3,327
   1.60%......................................................            200                      2

                                                                             DECEMBER 31, 1998 (b)
                                                                           -------------------------
MFS EMERGING GROWTH WITH INCOME FUND
------------------------------------
1.20% Unit value, beginning of period.........................                      $10.00
1.20% Unit value, end of period...............................                      $10.00
1.35% Unit value, beginning of period.........................                      $10.00
1.35% Unit value, end of period...............................                      $10.00
1.60% Unit value, beginning of period.........................                      $10.00
1.60% Unit value, end of period...............................                      $10.00


(a) Units were made available for sale on May 1, 1997.
(b) Initial capital was received on December 31, 1998.
(c) Units were made available for sale on October 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                            YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                         1998                           1997
                                                              ---------------------------  ---------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND
-------------------------------------------
1.20% Unit value, beginning of period (c) ....................          $7.95                           $7.95
1.20% Unit value, end of period (c)...........................          $5.73                           $7.95
1.35% Unit value, beginning of period (c).....................          $7.94                           $7.94
1.35% Unit value, end of period (c)...........................          $5.72                           $7.94
1.60% Unit value, beginning of period (c).....................          $7.93                           $7.93
1.60% Unit value, end of period (c)...........................          $5.70                           $7.93

Number of units outstanding, end of period (000's)
   1.20%......................................................             16                              --
   1.35%......................................................          1,805                              --
   1.60%......................................................            203                              --

                                                                            YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                         1998                           1997(a)
                                                              ---------------------------  ---------------------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND
------------------------------------
1.20% Unit value, beginning of period.........................         $11.53                          $10.00
1.20% Unit value, end of period...............................         $12.85                          $11.53
1.35% Unit value, beginning of period.........................         $11.52                          $10.00
1.35% Unit value, end of period...............................         $12.82                          $11.52
1.60% Unit value, beginning of period (c).....................         $11.50                          $11.63
1.60% Unit value, end of period (c)...........................         $12.76                          $11.50

Number of units outstanding, end of period (000's)
   1.20%......................................................            506                             383
   1.35%......................................................         24,343                           8,113
   1.60%......................................................            714                              17

                                                                            YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                         1998                           1997(a)
                                                              ---------------------------  ---------------------------
EQ/PUTNAM INVESTORS GROWTH FUND
-------------------------------
1.20% Unit value, beginning of period.........................         $12.37                          $10.00
1.20% Unit value, end of period...............................         $16.65                          $12.37
1.35% Unit value, beginning of period.........................         $12.35                          $10.00
1.35% Unit value, end of period...............................         $16.61                          $12.35
1.60% Unit value, beginning of period (c) ....................         $12.33                          $12.12
1.60% Unit value, end of period (c) ..........................         $16.54                          $12.33

Number of units outstanding, end of period (000's)
   1.20%......................................................            160                             124
   1.35%......................................................         10,072                           2,581
   1.60%......................................................            282                              --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on May 1, 1998.
(c) Units were made available for sale on December 31, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Concluded):

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                         1998                           1997(a)
                                                              ---------------------------     -----------------------
EQ/PUTNAM INTERNATIONAL EQUITY FUND
-----------------------------------
1.20% Unit value, beginning of period.........................          $10.87                          $10.00
1.20% Unit value, end of period...............................          $12.83                          $10.87
1.35% Unit value, beginning of period.........................          $10.86                          $10.00
1.35% Unit value, end of period...............................          $12.80                          $10.86
1.60% Unit value, beginning of period (c).....................          $10.84                          $11.52
1.60% Unit value, end of period (c)...........................          $12.75                          $10.84

Number of units outstanding, end of period (000's)
   1.20%......................................................             190                             187
   1.35%......................................................          10,607                           4,609
   1.60%......................................................             422                               4

----------
(a) Units were made available for sale on May 1, 1997.
(c) Units were made available for sale on October 1, 1997.

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for long-lived assets in 1996.




/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,993.7        $    19,630.9
    Held to maturity, at amortized cost.....................................           125.0                  -
  Mortgage loans on real estate.............................................         2,809.9              2,611.4
  Equity real estate........................................................         1,676.9              2,495.1
  Policy loans..............................................................         2,086.7              2,422.9
  Other equity investments..................................................           713.3                951.5
  Investment in and loans to affiliates.....................................           928.5                731.1
  Other invested assets.....................................................           808.2                612.2
                                                                              -----------------    -----------------
      Total investments.....................................................        28,142.2             29,455.1
Cash and cash equivalents...................................................         1,245.5                300.5
Deferred policy acquisition costs...........................................         3,563.8              3,236.6
Amounts due from discontinued operations....................................             2.7                572.8
Other assets................................................................         3,051.9              2,687.4
Closed Block assets.........................................................         8,632.4              8,566.6
Separate Accounts assets....................................................        43,302.3             36,538.7
                                                                              -----------------    -----------------

Total Assets................................................................   $    87,940.8        $    81,357.7
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    20,889.7        $    21,579.5
Future policy benefits and other policyholders' liabilities.................         4,694.2              4,553.8
Short-term and long-term debt...............................................         1,181.7              1,716.7
Other liabilities...........................................................         3,474.3              3,267.2
Closed Block liabilities....................................................         9,077.0              9,073.7
Separate Accounts liabilities...............................................        43,211.3             36,306.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        82,528.2             76,497.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,110.2              3,105.8
Retained earnings...........................................................         1,944.1              1,235.9
Accumulated other comprehensive income......................................           355.8                516.3
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         5,412.6              4,860.5
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    87,940.8        $    81,357.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,056.2       $       950.6      $       874.0
Premiums......................................................          588.1               601.5              597.6
Net investment income.........................................        2,228.1             2,282.8            2,203.6
Investment gains (losses), net................................          100.2               (45.2)              (9.8)
Commissions, fees and other income............................        1,503.0             1,227.2            1,081.8
Contribution from the Closed Block............................           87.1               102.5              125.0
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,562.7             5,119.4            4,872.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,153.0             1,266.2            1,270.2
Policyholders' benefits.......................................        1,024.7               978.6            1,317.7
Other operating costs and expenses............................        2,201.2             2,203.9            2,075.7
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,378.9             4,448.7            4,663.6
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................        1,183.8               670.7              208.6
Federal income taxes..........................................          353.1                91.5                9.7
Minority interest in net income of consolidated subsidiaries..          125.2                54.8               81.7
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          705.5               524.4              117.2
Discontinued operations, net of Federal income taxes..........            2.7               (87.2)             (83.8)
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                   -                (23.1)
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,105.8             3,105.8            3,105.8
Additional capital in excess of par value.....................            4.4                 -                  -
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,110.2             3,105.8            3,105.8

Retained earnings, beginning of year..........................        1,235.9               798.7              788.4
Net earnings..................................................          708.2               437.2               10.3
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,944.1             1,235.9              798.7
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income,
  beginning of year...........................................          516.3               177.0              361.4
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          355.8               516.3              177.0
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    5,412.6       $     4,860.5      $     4,084.0
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
  adjustment..................................................         (149.5)              343.7             (206.6)
Minimum pension liability adjustment..........................          (11.0)               (4.4)              22.2
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $      547.7       $       776.5      $      (174.1)
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      708.2       $       437.2      $        10.3
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,153.0             1,266.2            1,270.2
  Universal life and investment-type product
    policy fee income.........................................       (1,056.2)             (950.6)            (874.0)
  Investment (gains) losses...................................         (100.2)               45.2                9.8
  Change in Federal income tax payable........................          123.1               (74.4)            (197.1)
  Other, net..................................................         (324.9)              169.4              330.2
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          503.0               893.0              549.4
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,289.0             2,702.9            2,275.1
  Sales.......................................................       16,972.1            10,385.9            8,964.3
  Purchases...................................................      (18,578.5)          (13,205.4)         (12,559.6)
  Decrease (increase) in short-term investments...............          102.4              (555.0)             450.3
  Decrease in loans to discontinued operations................          660.0               420.1            1,017.0
  Sale of subsidiaries........................................            -                 261.0                -
  Other, net..................................................         (341.8)             (612.6)            (281.0)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,103.2              (603.1)            (133.9)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,508.1             1,281.7            1,925.4
    Withdrawals...............................................       (1,724.6)           (1,886.8)          (2,385.2)
  Net (decrease) increase in short-term financings............         (243.5)              419.9                (.3)
  Repayments of long-term debt................................          (24.5)             (196.4)            (124.8)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (87.2)              (83.9)               -
  Other, net..................................................          (89.5)              (62.7)             (66.5)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (661.2)             (528.2)            (651.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          945.0              (238.3)            (235.9)
Cash and cash equivalents, beginning of year..................          300.5               538.8              774.7
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,245.5       $       300.5      $       538.8
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      130.7       $       217.1      $       109.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      254.3       $       170.0      $       (10.0)
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), in which Equitable Life has a 57.7% ownership interest, and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate in which Equitable Life has a 32.5% ownership interest. AXA ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.5% at December 31, 1998 (53.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance, the results of DLJ which are accounted for on an equity basis, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance and EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1998," "1997" and "1996" refer to the years ended December 31, 1998, 1997 and 1996, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1998 presentation.

        Closed Block

        On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations include the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the Guaranteed Interest Contract ("GIC") lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1998 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        Accounting Changes

        In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for public companies to report information about operating segments in annual and interim financial statements issued to shareholders. It also specifies related disclosure requirements for products and services, geographic areas and major customers. Generally, financial information must be reported using the basis management uses to make operating decisions and to evaluate business performance. The Company implemented SFAS No. 131 effective December 31, 1998 and continues to identify two operating segments to reflect its major businesses: Insurance and Investment Services. While the segment descriptions are the same as those previously reported, certain amounts have been reattributed between the two reportable segments. Prior period comparative segment information has been restated.

        In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. Adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management intends to sell or abandon is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Initial adoption of the impairment requirements of SFAS No. 121 to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        New Accounting Pronouncements

        In October 1998, the FASB issued SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," which amends existing  accounting and reporting  standards for certain  activities of mortgage banking enterprises and other enterprises that conduct operations that are substantially similar to the primary operations of a mortgage banking enterprise. This statement is effective for the first fiscal quarter beginning after December 15, 1998. This statement is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

        SFAS No. 133 requires adoption in fiscal years beginning after June 15, 1999 and permits early adoption as of the beginning of any fiscal quarter following issuance of the statement. Retroactive application to financial statements of prior periods is prohibited. The Company expects to adopt SFAS No. 133 effective January 1, 2000. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

        In late 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that Do Not Transfer Insurance Risk". This SOP, effective for fiscal years beginning after June 15, 1999, provides guidance to both the insured and insurer on how to apply the deposit method of accounting when it is required for insurance and reinsurance contracts that do not transfer insurance risk. The SOP does not address or change the requirements as to when deposit accounting should be applied. SOP 98-7 applies to all entities and all insurance and reinsurance contracts that do not transfer insurance risk except for long-duration life and health insurance contracts. This SOP is not expected to have a material impact on the Company's consolidated financial statements.

        In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

        Unrealized investment gains and losses on equity securities and fixed maturities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1998, the expected investment yield, excluding policy loans, generally ranged from 7.29% grading to 6.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996 a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its Pension Par and DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $938.6 million and $886.7 million at December 31, 1998 and 1997, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Incurred benefits related to current year..........  $       202.1       $      190.2       $      189.0
        Incurred benefits related to prior years...........           22.2                2.1               69.1
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       224.3       $      192.3       $      258.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        17.0       $       28.8       $       32.6
        Benefits paid related to prior years...............          155.4              146.2              153.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       172.4       $      175.0       $      185.9
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1998, participating policies, including those in the Closed Block, represent approximately 19.9% ($49.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1998, 1997 and 1996, investment results of such Separate Accounts were $4,591.0 million, $3,411.1 million and $2,970.6 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the Statement, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option price. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1998
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
            Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,464.1              107.6                 .7             1,571.0
            States and political subdivisions..           55.0                9.9                -                  64.9
            Foreign governments................          363.3               20.9               30.0               354.2
            Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $        58.3      $       114.9       $       22.5       $       150.7
                                                =================  =================   ================   =================

        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,850.5      $       785.0       $       74.5       $    15,561.0
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..           52.8                6.8                 .1                59.5
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value having an amortized cost of $3,539.9 million and $3,759.2 million, respectively, had estimated fair values of $3,748.5 million and $3,903.9 million, respectively.

        The contractual maturity of bonds at December 31, 1998 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      324.8       $      323.4
        Due in years two through five..........................................       3,778.2            3,787.9
        Due in years six through ten...........................................       6,543.4            6,594.1
        Due after ten years....................................................       5,756.8            6,219.5
        Mortgage-backed securities.............................................       1,807.9            1,830.3
                                                                                ----------------   -----------------
        Total..................................................................  $   18,211.1       $   18,755.2
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $125.0 million are due in one year or less.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1998, approximately 15.1% of the $18,336.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balances, beginning of year........................  $       384.5       $      137.1       $      325.3
        SFAS No. 121 release...............................            -                  -               (152.4)
        Additions charged to income........................           86.2              334.6              125.0
        Deductions for writedowns and
          asset dispositions...............................         (240.1)             (87.2)            (160.8)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        34.3       $       55.8       $       50.4
          Equity real estate...............................          196.3              328.7               86.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        At December 31, 1998, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.8 million.

        At December 31, 1998 and 1997, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $7.0 million (0.2% of total mortgage loans on real estate) and $23.4 million (0.9% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $115.1 million and $183.4 million at December 31, 1998 and 1997, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.3 million, $17.2 million and $35.5 million in 1998, 1997 and 1996, respectively. Gross interest income on these loans included in net investment income aggregated $8.3 million, $12.7 million and $28.2 million in 1998, 1997 and 1996, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1998                 1997
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        125.4       $        196.7
        Impaired mortgage loans without provision for losses...............             8.6                  3.6
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           134.0                200.3
        Provision for losses...............................................           (29.0)               (51.8)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        105.0       $        148.5
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1998, 1997 and 1996, respectively, the Company's average recorded investment in impaired mortgage loans was $161.3 million, $246.9 million and $552.1 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $15.2 million and $38.8 million ($.9 million, $2.3 million and $17.9 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1998 and 1997, the carrying value of equity real estate held for sale amounted to $836.2 million and $1,023.5 million, respectively. For 1998, 1997 and 1996, respectively, real estate of $7.1 million, $152.0 million and $58.7 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned $552.3 million and $693.3 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $374.8 million and $541.1 million at December 31, 1998 and 1997, respectively. Depreciation expense on real estate totaled $30.5 million, $74.9 million and $91.8 million for 1998, 1997 and 1996, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (25 and 29 individual ventures as of December 31, 1998 and 1997, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       913.7      $     1,700.9
        Investments in securities, generally at estimated fair value...........          636.9            1,374.8
        Cash and cash equivalents..............................................           85.9              105.4
        Other assets...........................................................          279.8              584.9
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       367.1      $       493.4
        Borrowed funds - the Company...........................................           30.1               31.2
        Other liabilities......................................................          197.2              284.0
                                                                                ----------------   -----------------
        Total liabilities......................................................          594.4              808.6
                                                                                ----------------   -----------------

        Partners' capital......................................................        1,321.9            2,957.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       312.9      $       568.5
        Equity in limited partnership interests not included above.............          442.1              331.8
        Other..................................................................             .7                4.3
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       755.7      $       904.6
                                                                                ================   =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       246.1       $      310.5       $      348.9
        Revenues of other limited partnership interests....          128.9              506.3              386.1
        Interest expense - third party.....................          (33.3)             (91.8)            (111.0)
        Interest expense - the Company.....................           (2.6)              (7.2)             (30.0)
        Other expenses.....................................         (197.0)            (263.6)            (282.5)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       142.1       $      454.2       $      311.5
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        59.6       $       76.7       $       73.9
        Equity in net earnings of limited partnership
          interests not included above.....................           22.7               69.5               35.8
        Other..............................................            -                  (.9)                .9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $        82.3       $      145.3       $      110.6
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,489.0       $    1,459.4       $    1,307.4
        Mortgage loans on real estate......................          235.4              260.8              303.0
        Equity real estate.................................          356.1              390.4              442.4
        Other equity investments...........................           83.8              156.9              122.0
        Policy loans.......................................          144.9              177.0              160.3
        Other investment income............................          185.7              181.7              217.4
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,494.9            2,626.2            2,552.5

          Investment expenses..............................         (266.8)            (343.4)            (348.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,228.1       $    2,282.8       $    2,203.6
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $       (24.3)      $       88.1       $       60.5
        Mortgage loans on real estate......................          (10.9)             (11.2)             (27.3)
        Equity real estate.................................           74.5             (391.3)             (79.7)
        Other equity investments...........................           29.9               14.1               18.9
        Sale of subsidiaries...............................           (2.6)             252.1                -
        Issuance and sales of Alliance Units...............           19.8                -                 20.6
        Issuance and sale of DLJ common stock..............           18.2                3.0                -
        Other..............................................           (4.4)               -                 (2.8)
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $       100.2       $      (45.2)      $       (9.8)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $101.6 million, $11.7 million and $29.9 million for 1998, 1997 and 1996, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million for 1997. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1998, 1997 and 1996, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $15,961.0 million, $9,789.7 million and $8,353.5 million. Gross gains of $149.3 million, $166.0 million and $154.2 million and gross losses of $95.1 million, $108.8 million and $92.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1998, 1997 and 1996 amounted to $(331.7) million, $513.4 million and $(258.0)
        million, respectively.

        For 1998, 1997 and 1996, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.9 million, $137.5 million and $136.7 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note which was paid in 1998. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and for the year ended December 31, 1996, respectively, the businesses sold reported combined revenues of $91.6 million and $226.1 million and combined net earnings of $10.7 million and $30.7 million.

        In 1996, Alliance acquired the business of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash,
        1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and additional consideration to be determined at a later date but currently estimated to not exceed $10.0 million. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1998, the Company's ownership of Alliance Units was approximately 56.7%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balance, beginning of year.........................  $       533.6       $      189.9       $      396.5
        Changes in unrealized investment gains (losses)....         (242.4)             543.3             (297.6)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           (5.7)              53.2                -
            DAC............................................           13.2              (89.0)              42.3
            Deferred Federal income taxes..................           85.4             (163.8)              48.7
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       539.9       $      871.2       $      357.8
            Other equity investments.......................           92.4               33.7               31.6
            Other, principally Closed Block................          111.1               80.9               53.1
                                                            -----------------   ----------------   -----------------
              Total........................................          743.4              985.8              442.5
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (24.7)             (19.0)             (72.2)
              DAC..........................................         (127.8)            (141.0)             (52.0)
              Deferred Federal income taxes................         (206.8)            (292.2)            (128.4)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Unrealized gains on investments....................  $       384.1       $      533.6       $      189.9
        Minimum pension liability..........................          (28.3)             (17.3)             (12.9)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       355.8       $      516.3       $      177.0
                                                            =================   ================   =================

        The components of other comprehensive income for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net unrealized gains (losses) on investment
          securities:
          Net unrealized gains (losses) arising during
            the period.....................................  $      (186.1)      $      564.0       $     (249.8)
          Reclassification adjustment for (gains) losses
            included in net earnings.......................          (56.3)             (20.7)             (47.8)
                                                            -----------------   ----------------   -----------------

        Net unrealized gains (losses) on investment
          securities.......................................         (242.4)             543.3             (297.6)
        Adjustments for policyholder liabilities,
          DAC and deferred
          Federal income taxes.............................           92.9             (199.6)              91.0
                                                            -----------------   ----------------   -----------------
        Change in unrealized gains (losses), net of
          reclassification and adjustments.................         (149.5)             343.7             (206.6)
        Change in minimum pension liability................          (11.0)              (4.4)              22.2
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $      (160.5)      $      339.3       $     (184.4)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,149.0 and $4,059.4)...........................................  $    4,373.2         $    4,231.0
        Mortgage loans on real estate........................................       1,633.4              1,341.6
        Policy loans.........................................................       1,641.2              1,700.2
        Cash and other invested assets.......................................          86.5                282.0
        DAC..................................................................         676.5                775.2
        Other assets.........................................................         221.6                236.6
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,632.4         $    8,566.6
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    9,013.1         $    8,993.2
        Other liabilities....................................................          63.9                 80.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,077.0         $    9,073.7
                                                                              =================    =================

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       661.7       $      687.1       $      724.8
        Investment income (net of investment
          expenses of $15.5, $27.0 and $27.3)..............          569.7              574.9              546.6
        Investment losses, net.............................             .5              (42.4)              (5.5)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,231.9            1,219.6            1,265.9
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,082.0            1,066.7            1,106.3
        Other operating costs and expenses.................           62.8               50.4               34.6
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,144.8            1,117.1            1,140.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        87.1       $      102.5       $      125.0
                                                            =================   ================   =================

        At December 31, 1998 and 1997, problem mortgage loans on real estate had an amortized cost of $5.1 million and $8.1 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $26.0 million and $70.5 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $        55.5      $       109.1
        Impaired mortgage loans without provision for losses...................            7.6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           63.1              109.7
        Provision for losses...................................................          (10.1)             (17.4)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        53.0      $        92.3
                                                                                ================   =================

        During 1998, 1997 and 1996, the Closed Block's average recorded investment in impaired mortgage loans was $85.5 million, $110.2 million and $153.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $9.4 million and $10.9 million ($1.5 million, $4.1 million and $4.7 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $11.1 million and $18.5 million on mortgage loans on real estate and $15.4 million and $16.8 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million and $12.8 million for 1997 and 1996, respectively. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 8)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Mortgage loans on real estate........................................  $      553.9         $      635.2
        Equity real estate...................................................         611.0                874.5
        Other equity investments.............................................         115.1                209.3
        Other invested assets................................................          24.9                152.4
                                                                              -----------------    -----------------
          Total investments..................................................       1,304.9              1,871.4
        Cash and cash equivalents............................................          34.7                106.8
        Other assets.........................................................         219.0                243.8
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,021.7         $    1,048.3
        Allowance for future losses..........................................         305.1                259.2
        Amounts due to continuing operations.................................           2.7                572.8
        Other liabilities....................................................         229.1                341.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $63.3, $97.3 and $127.5).............  $       160.4       $      188.6       $      245.4
        Investment gains (losses), net.....................           35.7             (173.7)             (18.9)
        Policy fees, premiums and other income.............           (4.3)                .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          191.8               15.1              226.7

        Benefits and other deductions......................          141.5              169.5              250.4
        Earnings added (losses charged) to allowance
          for future losses................................           50.3             (154.4)             (23.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing (loss from
          strengthening) of the allowance for future
          losses...........................................            4.2             (134.1)            (129.0)
        Federal income tax (expense) benefit...............           (1.5)              46.9               45.2
                                                            -----------------   ----------------   -----------------
        Earnings (Loss) from Discontinued Operations.......  $         2.7       $      (87.2)      $      (83.8)
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1998 and strengthening of allowance in 1997 and 1996.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

        Benefits and other deductions includes $26.6 million, $53.3 million and $114.3 million of interest expense related to amounts borrowed from continuing operations in 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $3.0 million and $28.4 million on mortgage loans on real estate and $34.8 million and $88.4 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1998 and 1997, problem mortgage loans on real estate had amortized costs of $1.1 million and $11.0 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $3.5 million and $109.4 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $         6.7      $       101.8
        Impaired mortgage loans without provision for losses...................            8.5                 .2
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           15.2              102.0
        Provision for losses...................................................           (2.1)             (27.3)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        13.1      $        74.7
                                                                                ================   =================

        During 1998, 1997 and 1996, the discontinued operations' average recorded investment in impaired mortgage loans was $73.3 million, $89.2 million and $134.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $6.6 million and $10.1 million ($3.4 million, $5.3 million and $7.5 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        At December 31, 1998 and 1997, discontinued operations had carrying values of $50.0 million and $156.2 million, respectively, of real estate acquired in satisfaction of debt.

 9)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      179.3         $      422.2
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.7
          Other..............................................................            .3                   .3
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.4
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.91% - 12.00%, due through 2017...................         392.2                676.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          10.8                 18.5
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,002.4              1,294.5
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,181.7         $    1,716.7
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1998 range from 5.23% to 7.75%. There were no borrowings outstanding under this bank credit facility at December 31, 1998.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1998, there were no borrowings outstanding under this program.

        During July 1998, Alliance entered into a $425.0 million five-year revolving credit facility with a group of commercial banks which replaced a $250.0 million revolving credit facility. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During September 1998, Alliance increased the size of its commercial paper program from $250.0 million to $425.0 million. Borrowings from these two sources may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants which require Alliance to, among other things, meet certain financial ratios. As of December 31, 1998, Alliance had commercial paper outstanding totaling $179.5 million at an effective interest rate of 5.5% and there were no borrowings outstanding under Alliance's revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $640.2 million and $1,164.0 million at December 31, 1998 and 1997, respectively, as collateral for certain short-term and long-term debt.

        At December 31, 1998, aggregate maturities of the long-term debt based on required principal payments at maturity for 1999 and the succeeding four years are $322.8 million, $6.9 million, $1.7 million, $1.8 million and $2.0 million, respectively, and $668.0 million thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       283.3       $      186.5       $       97.9
          Deferred.........................................           69.8              (95.0)             (88.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       414.3       $      234.7       $       73.0
        Non-taxable minority interest......................          (33.2)             (38.0)             (28.6)
        Adjustment of tax audit reserves...................           16.0              (81.7)               6.9
        Equity in unconsolidated subsidiaries..............          (39.3)             (45.1)             (32.3)
        Other..............................................           (4.7)              21.6               (9.3)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1998                  December 31, 1997
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Compensation and related benefits......  $     235.3      $        -        $      257.9      $       -
        Other..................................         27.8               -                30.7              -
        DAC, reserves and reinsurance..........          -               231.4               -              222.8
        Investments............................          -               364.4               -              405.7
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     263.1      $      595.8      $      288.6      $     628.5
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        (7.7)      $       46.2       $     (156.2)
        Investments........................................           46.8             (113.8)              78.6
        Compensation and related benefits..................           28.6                3.7               22.3
        Other..............................................            2.1              (31.1)             (32.9)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense (Benefit)................................  $        69.8       $      (95.0)      $      (88.2)
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       438.8       $      448.6       $      461.4
        Reinsurance assumed................................          203.6              198.3              177.5
        Reinsurance ceded..................................          (54.3)             (45.4)             (41.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       588.1       $      601.5       $      597.6
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        75.7       $       61.0       $       48.2
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        85.9       $       70.6       $       54.1
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        39.5       $       36.4       $       32.3
                                                            =================   ================   =================

        Beginning in May 1997, the Company began reinsuring on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. Effective January 1, 1994, all in force business above $5.0 million was reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.3 million, $1.6 million and $2.4 million for 1998, 1997 and 1996, respectively. Ceded death and disability benefits totaled $15.6 million, $4.3 million and $21.2 million for 1998, 1997 and 1996, respectively. Insurance liabilities ceded totaled $560.3 million and $593.8 million at December 31, 1998 and 1997, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        33.2       $       32.5       $       33.8
        Interest cost on projected benefit obligations.....          129.2              128.2              120.8
        Actual return on assets............................         (175.6)            (307.6)            (181.4)
        Net amortization and deferrals.....................            6.1              166.6               43.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        (7.1)      $       19.7       $       16.6
                                                            =================   ================   =================

        The  plan's  projected  benefit   obligation  under  the  qualified  and
        non-qualified plans was comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Benefit obligation, beginning of year..................................  $    1,801.3       $    1,765.5
        Service cost...........................................................          33.2               32.5
        Interest cost..........................................................         129.2              128.2
        Actuarial (gains) losses...............................................         108.4              (15.5)
        Benefits paid..........................................................        (138.7)            (109.4)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,933.4       $    1,801.3
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Plan assets at fair value, beginning of year...........................  $    1,867.4       $    1,626.0
        Actual return on plan assets...........................................         338.9              307.5
        Contributions..........................................................           -                 30.0
        Benefits paid and fees.................................................        (123.2)             (96.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,083.1            1,867.4
        Projected benefit obligations..........................................       1,933.4            1,801.3
                                                                                ----------------   -----------------
        Projected benefit obligations less than plan assets....................         149.7               66.1
        Unrecognized prior service cost........................................          (7.5)              (9.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          38.7               95.0
        Unrecognized net asset at transition...................................           1.5                3.1
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      182.4       $      154.3
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.0% and 3.83%, respectively, at December 31, 1998 and 7.25% and 4.07%, respectively, at December 31, 1997. As of January 1, 1998 and 1997, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity an additional minimum pension liability of $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $31.8 million, $33.2 million and $34.7 million for 1998, 1997 and 1996, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1998, 1997 and 1996, the Company made estimated postretirement benefits payments of $28.4 million, $18.7 million and $18.9 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.6       $        4.5       $        5.3
        Interest cost on accumulated postretirement
          benefits obligation..............................           33.6               34.7               34.6
        Net amortization and deferrals.....................             .5                1.9                2.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        38.7       $       41.1       $       42.3
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $      490.8       $      388.5
        Service cost...........................................................           4.6                4.5
        Interest cost..........................................................          33.6               34.7
        Contributions and benefits paid........................................         (28.4)              72.1
        Actuarial (gains) losses...............................................         (10.2)              (9.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............         490.4              490.8
        Unrecognized prior service cost........................................          31.8               40.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (121.2)            (140.6)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      401.0       $      390.5
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.0% in 1998, gradually declining to 2.5% in the year 2009, and in 1997 was 8.75%, gradually declining to 2.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.0% and 7.25% at December 31, 1998 and 1997, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1998 would be increased 4.83%. The effect of this change on the sum of the service cost and interest cost would be an increase of 4.57%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1998 would be decreased by 5.6%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 5.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1998 and 1997, respectively, was $880.9 million and $1,353.4 million. The average unexpired terms at December 31, 1998 ranged from 1 month to 4.3 years. At December 31, 1998, the cost of terminating swaps in a loss position was $8.0 million. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1998 of contracts purchased and sold were $8,450.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $54.8 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1998 and 1997.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1998                               1997
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,809.9     $     2,961.8     $     2,611.4     $    2,822.8
        Other limited partnership interests....         562.6             562.6             509.4            509.4
        Policy loans...........................       2,086.7           2,370.7           2,422.9          2,493.9
        Policyholders' account balances -
          investment contracts.................      12,892.0          13,396.0          12,611.0         12,714.0
        Long-term debt.........................       1,002.4           1,025.2           1,294.5          1,257.0

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,633.4           1,703.5           1,341.6          1,420.7
        Other equity investments...............          56.4              56.4              86.3             86.3
        Policy loans...........................       1,641.2           1,929.7           1,700.2          1,784.2
        SCNILC liability.......................          25.0              25.0              27.6             30.3

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         553.9             599.9             655.5            779.9
        Fixed maturities.......................          24.9              24.9              38.7             38.7
        Other equity investments...............         115.1             115.1             209.3            209.3
        Guaranteed interest contracts..........          37.0              34.0              37.0             34.0
        Long-term debt.........................         147.1             139.8             296.4            297.6

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $142.9 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $287.3 million at December 31, 1998, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $24.7 million of letters of credit outstanding at December 31, 1998.

15)     LITIGATION

        Major Medical Insurance Cases

        Equitable Life agreed to settle, subject to court approval, previously disclosed cases involving lifetime guaranteed renewable major medical insurance policies issued by Equitable Life in five states. Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the policies and was misrepresented. In certain cases plaintiffs also claimed that Equitable Life misrepresented to policyholders that premium increases had been approved by insurance departments, and that it determined annual rate increases in a manner that discriminated against the policyholders.

        In December 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in creation of a nationwide class consisting of all persons holding, and paying premiums on, the policies at any time since January 1, 1988 and the dismissal with prejudice of the pending actions and the resolution of all similar claims on a nationwide basis. Under the terms of the settlement, which involves approximately 127,000 former and current policyholders, Equitable Life would pay $14.2 million in exchange for release of all claims and will provide future relief to certain current policyholders by restricting future premium increases, estimated to have a present value of $23.3 million. This estimate is based upon assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may vary. In October 1998, the court entered a judgment approving the settlement agreement and, in November, a member of the national class filed a notice of appeal of the judgment. In January 1999, the Court of Appeals granted Equitable Life's motion to dismiss the appeal.

        Life Insurance and Annuity Sales Cases

        A number of lawsuits  are  pending as  individual  claims and  purported class actions against Equitable Life and its subsidiary insurance companies Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997) and The Equitable of Colorado, Inc. ("EOC"). These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in varying jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, The Equitable's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on The Equitable's results of operations in any particular period.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, The Equitable's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on The Equitable's results of operations in any particular period.

        Alliance Capital

        In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. Alliance believes that the allegations in the amended complaint, which was filed in February 1999, are without merit and intends to defend itself vigorously against these claims. While the ultimate outcome of this matter cannot be determined at this time, Alliance's management does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        DLJSC

        DLJSC is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. DLJSC is defending itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. Trial is expected in early May 1999. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a complaint which alleges that DLJSC and a number of other financial institutions and several individual defendants violated civil provisions of RICO by inducing plaintiffs to invest over $40 million in The Securities Groups, a number of tax shelter limited partnerships, during the years 1978 through 1982. The plaintiffs seek recovery of the loss of their entire investment and an approximately equivalent amount of tax-related damages. Judgment for damages under RICO are subject to trebling. Discovery is complete. Trial has been scheduled for May 17, 1999. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant along with certain other parties in four actions involving Mid-American Waste Systems, Inc. ("Mid-American"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code in January 1997. Three actions seek rescission, compensatory and punitive damages for DLJSC's role in underwriting notes of Mid-American. The other action, filed by the Plan Administrator for the bankruptcy estate of Mid-American, alleges that DLJSC is liable as an underwriter for alleged misrepresentations and omissions in the prospectus for the notes, and liable as financial advisor to Mid-American for allegedly failing to advise Mid-American about its financial condition. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1999 and the succeeding four years are $98.7 million, $92.7 million, $73.4 million, $59.9 million, $55.8 million and $550.1 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1999 and the succeeding four years is $7.6 million, $5.6 million, $4.6 million, $2.3 million, $2.3 million and $25.4 million thereafter.

        At December 31, 1998, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1999 and the succeeding four years is $189.2 million, $177.0 million, $165.5 million, $145.4 million, $122.8 million and $644.7 million thereafter.

17)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Compensation costs.................................  $       772.0       $      721.5       $      704.8
        Commissions........................................          478.1              409.6              329.5
        Short-term debt interest expense...................           26.1               31.7                8.0
        Long-term debt interest expense....................           84.6              121.2              137.3
        Amortization of policy acquisition costs...........          292.7              287.3              405.2
        Capitalization of policy acquisition costs.........         (609.1)            (508.0)            (391.9)
        Rent expense, net of sublease income...............          100.0              101.8              113.7
        Cursitor intangible assets writedown...............            -                120.9                -
        Other..............................................        1,056.8              917.9              769.1
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,201.2       $    2,203.9       $    2,075.7
                                                            =================   ================   =================

        During 1997 and 1996, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million and $24.4 million, respectively. The amounts paid during 1998, associated with cost reduction programs, totaled $22.6 million. At December 31, 1998, the liabilities associated with cost reduction programs amounted to $39.4 million. The 1997 cost reduction program included costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1998, 1997 and 1996, statutory net income (loss) totaled $384.4 million, $(351.7) million and $(351.1) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,728.0 million and $3,907.1 million at December 31, 1998 and 1997, respectively. No dividends have been paid by Equitable Life to the Holding Company to date.

        At December 31, 1998, the Insurance Group, in accordance with various government and state regulations, had $25.6 million of securities deposited with such government or state agencies.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity on a GAAP basis are primarily attributable to: (a) inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes are provided for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (f) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

        Intersegment investment advisory and other fees of approximately $61.8 million, $84.1 million and $129.2 million for 1998, 1997 and 1996, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $4.2 million and $13.3 million for 1998, 1997 and 1996, respectively, are eliminated in consolidation.

        The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1998
        Segment revenues.....................  $     4,029.8     $    1,438.4       $        (5.7)    $    5,462.5
        Investment gains.....................           64.8             35.4                 -              100.2
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     4,094.6     $    1,473.8       $        (5.7)    $    5,562.7
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       688.6     $      284.3       $         -       $      972.9
        Investment gains , net of
          DAC and other charges..............           41.7             27.7                 -               69.4
        Pre-tax minority interest............            -              141.5                 -              141.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       730.3     $      453.5       $         -       $    1,183.8
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                              ===============   =================  ===============   ================


        1997
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment gains (losses)............         (318.8)           255.1                -               (63.7)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment gains (losses), net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                              ===============   =================  ===============   ================


                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1996
        Segment revenues.....................  $     3,789.1     $    1,105.5       $       (12.6)    $    4,882.0
        Investment gains (losses)............          (30.3)            20.5                 -               (9.8)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,758.8     $    1,126.0       $       (12.6)    $    4,872.2
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       337.1     $      224.6       $         -       $      561.7
        Investment gains (losses), net of
          DAC and other charges..............          (37.2)            16.9                 -              (20.3)
        Reserve strengthening and DAC
          writeoff...........................         (393.0)             -                   -             (393.0)
        Non-recurring costs and
          expenses...........................          (22.3)            (1.1)                -              (23.4)
        Pre-tax minority interest............            -               83.6                 -               83.6
                                              ---------------   -----------------  ---------------   ----------------
        Earnings (Loss) from
          Continuing Operations..............  $      (115.4)    $      324.0       $         -       $      208.6
                                              ===============   =================  ===============   ================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1998 and 1997 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1998
        Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       212.8      $       197.0       $      136.8         $      158.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                       =================  =================   ==================   ==================

        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million.

21)     INVESTMENT IN DLJ

        At December 31, 1998, the Company's ownership of DLJ interest was approximately 32.5%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   13,195.1       $   16,535.7
        Securities purchased under resale agreements...........................      20,063.3           22,628.8
        Broker-dealer related receivables......................................      34,264.5           28,159.3
        Other assets...........................................................       4,759.3            3,182.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   35,775.6       $   36,006.7
        Broker-dealer related payables.........................................      26,161.5           26,127.2
        Short-term and long-term debt..........................................       3,997.6            3,249.5
        Other liabilities......................................................       3,219.8            2,860.9
                                                                                ----------------   -----------------
        Total liabilities......................................................      69,154.5           68,244.3
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,927.7            2,061.5
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,927.7       $    2,061.5
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.7               23.5
        The Holding Company's equity ownership in DLJ..........................      (1,002.4)            (740.2)
        Minority interest in DLJ...............................................      (1,118.2)            (729.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      830.8       $      615.5
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    3,184.7       $    2,430.7
        Net investment income..................................................       2,189.1            1,652.1
        Dealer, trading and investment gains, net..............................          33.2              557.7
                                                                                ----------------   -----------------
        Total revenues.........................................................       5,407.0            4,640.5
        Total expenses including income taxes..................................       5,036.2            4,232.2
                                                                                ----------------   -----------------
        Net earnings...........................................................         370.8              408.3
        Dividends on preferred stock...........................................          21.3               12.2
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      349.5       $      396.1
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      349.5       $      396.1
        Amortization of cost in excess of net assets acquired in 1985..........           (.8)              (1.3)
        The Holding Company's equity in DLJ's earnings.........................        (136.8)            (156.8)
        Minority interest in DLJ...............................................         (99.5)            (109.1)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      112.4       $      128.9
                                                                                ================   =================

22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1998, 1997 and 1996 would have been:

                                                                        1998              1997             1996
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As reported.............................................  $      708.2      $     437.2      $       10.3
          Pro forma...............................................         678.4            426.3               3.3

        The fair values of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, were estimated as of the dates of grant using the Black-Scholes option pricing model. The option pricing assumptions for 1998, 1997 and 1996 are as follows:

                                    Holding Company                      DLJ                            Alliance
                             ------------------------------ ------------------------------- ----------------------------------
                               1998      1997       1996      1998       1997      1996       1998       1997         1996
                             --------- ---------- --------- ---------- -------------------- ---------------------- -----------

        Dividend yield......  0.32%      0.48%     0.80%      0.69%      0.86%     1.54%      6.50%      8.00%       8.00%

        Expected volatility.   28%        20%       20%        40%        33%       25%        29%        26%         23%

        Risk-free interest
          rate..............  5.48%      5.99%     5.92%      5.53%      5.96%     6.07%      4.40%      5.70%       5.80%

        Expected life
          in years..........    5          5         5          5          5         5         7.2        7.2         7.4

        Weighted average
          fair value per
          option at
          grant-date........  $22.64    $12.25     $6.94     $16.27     $10.81     $4.03      $3.86      $2.18       $1.35

        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                                    Exercise                      Exercise                     Exercise
                                                    Price of                      Price of                     Price of
                                      Shares        Options         Shares        Options         Units         Options
                                  (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1996........       6.7           $20.27         18.4         $13.50            9.6          $ 8.86
          Granted................        .7           $24.94          4.2         $16.27            1.4          $12.56
          Exercised..............       (.1)          $19.91          -                             (.8)         $ 6.82
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.4)        $13.50            (.2)         $ 9.66
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         22.2         $14.03           10.0          $ 9.54
          Granted................       3.2           $41.85          6.4         $30.54            2.2          $18.28
          Exercised..............      (1.6)          $20.26          (.2)        $16.01           (1.2)         $ 8.06
          Forfeited..............       (.4)          $23.43          (.2)        $13.79            (.4)         $10.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         28.2         $17.78           10.6          $11.41
          Granted................       4.3           $66.26          1.5         $38.59            2.8          $26.28
          Exercised..............      (1.1)          $21.18         (1.4)        $14.91            (.9)         $ 8.91
          Forfeited..............       (.4)          $47.01          (.1)        $17.31            (.2)         $13.14
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1998......      10.7           $44.00         28.2         $19.04           12.3          $14.94
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1998 is as follows:

                                             Options Outstanding                          Options Exercisable
                             ----------------------------------------------------  -----------------------------------
                                                    Weighted
                                                    Average         Weighted                             Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable        Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------------------------- ----------------- ----------------  ------------------- ---------------

               Holding
               Company
        ----------------------
        $18.125    -$27.75           3.7               5.19           $20.97              3.0              $20.33
        $28.50     -$45.25           3.0               8.68           $41.79              -
        $50.63     -$66.75           2.1               9.21           $52.73              -
        $81.94     -$82.56           1.9               9.62           $82.56              -
                              -----------------                                    -------------------
        $18.125    -$82.56          10.7               7.75           $44.00              3.0              $20.33
                              ================= ================= ================  ==================== ==============

                 DLJ
        ----------------------
        $13.50    -$25.99           22.3               7.1            $14.59             21.4              $15.05
        $26.00    -$38.99            5.0               8.8            $33.94              -
        $39.00    -$52.875            .9               9.4            $44.65              -
                              -----------------                                    -------------------
        $13.50    -$52.875          28.2               7.5            $19.04             21.4              $15.05
                              ================= ================== ==============  ===================== =============

              Alliance
        ----------------------
        $ 3.03    -$ 9.69            3.1               4.5            $ 8.03              2.4              $ 7.57
        $ 9.81    -$10.69            2.0               5.3            $10.05              1.6              $10.07
        $11.13    -$13.75            2.4               7.5            $11.92              1.0              $11.77
        $18.47    -$18.78            2.0               9.0            $18.48               .4              $18.48
        $22.50    -$26.31            2.8               9.9            $26.28              -                  -
                              -----------------                                    -------------------
        $  3.03   -$26.31           12.3               7.2            $14.94              5.4              $ 9.88
                              ================= =================== =============  ===================== =============

--------------------------------------------------------------------------------
12  Investment Performance of Variable Investment Options
--------------------------------------------------------------------------------

We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the Portfolios in which they invest. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution plus the 4% credit invested in the variable investment options for the periods shown.

Table 2 shows the growth of a hypothetical $1,000 investment plus a $40 credit in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all fees and charges under the contract, but do not reflect the charges for any applicable taxes such as premium taxes or any applicable annuity administrative fee.

Tables 3, 4, and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all fees and charges under the contract, but do not reflect the withdrawal charge or the charges for any applicable taxes such as premium taxes or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

In all cases the results shown are based on the actual historical investment experience of the Portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or contracts were not available. In those cases, we adjusted the results of the Portfolios to reflect the charges under the contracts that would have applied had the variable investment options and/or contracts been available. The contracts are being offered for the first time as of the date of the prospectus.

In addition, we have adjusted the results prior to October 1996, when The Hudson River Trust Class IB shares were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the Alliance Money Market and Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since Portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the Portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

From time to time, we may advertise different measurements of the investment performance of the variable investment options and/or the Portfolios, including the measurements reflected in the tables below. We will indicate that the 4% credit is reflected when we show performance numbers that give effect to the credit.

THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed Portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge, distribution charge, or any withdrawal charge. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

--------------------------------------------------------------------------------
                                                                              13
--------------------------------------------------------------------------------

ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill Index.
ALLIANCE HIGH YIELD: Merrill Lynch High Yield Master Index.
ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.
ALLIANCE AGGRESSIVE STOCK: 50% Russell 2000 Index and 50% Standard & Poor's
   Mid-Cap Total Return Index.
ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.
EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
BT EQUITY 500 INDEX: Standard & Poor's 500 Index.
BT SMALL COMPANY INDEX: Russell 2000 Index.
BT INTERNATIONAL EQUITY INDEX: Morgan Stanley Capital International Europe,
   Australia, Far East Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital International Europe,
   Australia, Far East Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers
   Aggregate Bond Index.
JPM CORE BOND: Salomon Brothers Broad Investment Grade Bond.
LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.
LAZARD SMALL CAP VALUE: Russell 2000 Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
MFS RESEARCH: Standard & Poor's 500 Index.
MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.
MERRILL LYNCH BASIC VALUE EQUITY: Standard & Poor's 500 Index.
MERRILL LYNCH WORLD STRATEGY: 36% Standard & Poor's 500 Index/24% Morgan Stanley
   Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+ 14% Salomon Brothers World Government Bond (excluding U.S.)/and 5% Three-Month U.S. Treasury Bill.
MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley Capital International
   Emerging Markets Free Price Return Index.

LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator Plus performance relative to other variable annuity products

--------------------------------------------------------------------------------
14
--------------------------------------------------------------------------------

                                    TABLE 1

 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998+

--------------------------------------------------------------------------------------------------------------------
                                                                     LENGTH OF INVESTMENT PERIOD
                                                   -----------------------------------------------------------------
                                                                                              SINCE        SINCE
                                                       1        3         5        10        OPTION      PORTFOLIO
VARIABLE INVESTMENT OPTIONS                          YEAR     YEARS     YEARS     YEARS    INCEPTION*   INCEPTION**
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Alliance Money Market                               (0.46)%    2.61%     3.17%     4.04%      1.67%         5.18%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Alliance High Yield                                (11.18)%    8.80%     8.08%     9.54%      2.68%         8.80%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Alliance Common Stock                               24.08%    25.43%    20.13%    16.90%     19.14%        14.41%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Alliance Aggressive Stock                           (5.61)%    8.17%     9.57%    17.15%      1.61%        15.84%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Alliance Small Cap Growth                          (10.21)%     --       --         --        6.96%         6.96%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
BT Equity 500 Index                                 20.06%      --       --         --       20.06%        20.06%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
BT Small Company Index                              (8.02)%     --       --         --       (8.02)%       (8.02)%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
BT International Equity Index                       14.90%      --       --         --       14.90%        14.90%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
JPM Core Bond                                        3.57%      --       --         --        3.57%         3.57%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Lazard Large Cap Value                              14.87%      --       --         --       14.87%        14.87%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Lazard Small Cap Value                             (12.90)%     --       --         --      (12.90)%      (12.90)%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
MFS Research                                        19.00%      --       --         --       17.39%        17.39%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
MFS Emerging Growth Companies                       29.66%      --       --         --       25.99%        25.99%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Merrill Lynch Basic Value Equity                     6.19%      --       --         --       11.45%        11.45%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Merrill Lynch World Strategy                         1.31%      --       --         --        2.58%         2.58%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------
Morgan Stanley Emerging Markets Equity             (33.32)%     --       --         --      (33.32)%      (28.41)%
-------------------------------------------------- -------- --------- --------- --------- ------------ -------------

+ If you start receiving annuity payments within three years of making an additional contribution we will recover the amount of any credit that applied to that contribution.

* The variable investment option inception dates are: Alliance Money Market, Alliance High Yield, Alliance Common Stock and Alliance Aggressive Stock (October 16, 1996); Alliance Small Cap Growth, MFS Research, MFS Emerging Growth Companies, Merrill Lynch Basic Value Equity, and Merrill Lynch World Strategy (May 1, 1997); BT Equity 500 Index, BT Small Company Index, BT International Equity Index, JPM Core Bond, Lazard Large Cap Value, Lazard Small Cap Value, and Morgan Stanley Emerging Markets Equity (December 31,
     1997). The inception dates for the variable investment options that became available on or after December 31, 1998, and are therefore not shown in this table are: EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research, and Capital Guardian International (May 1, 1999).

** The Portfolio inception dates are: Alliance Money Market (July 13, 1981); Alliance High Yield (January 2, 1987); Alliance Common Stock (January 13,
     1976); Alliance Aggressive Stock (January 27, 1986); Alliance Small Cap Growth, MFS Research, MFS Emerging Growth Companies, Merrill Lynch Basic Value Equity, and Merrill Lynch World Strategy (May 1, 1997); BT Equity 500 Index, BT Small Company Index, BT International Equity Index, JPM Core Bond, Lazard Large Cap Value, and Lazard Small Cap Value (December 31,
     1997); and Morgan Stanley Emerging Markets Equity (August 20, 1997). The inception dates for the Portfolios that became available on or after December 31, 1998 and are therefore not shown in the tables are:
     EQ/Evergreen, EQ Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research, and Capital Guardian International (May 1,
     1999).

--------------------------------------------------------------------------------
                                                                              15
--------------------------------------------------------------------------------

                                     TABLE 2
      GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998+

--------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                                 -------------------------------------------------------------------
                                                                                                           SINCE
                                                      1            3            5            10         PORTFOLIO
VARIABLE INVESTMENT OPTIONS                          YEAR        YEARS        YEARS         YEARS       INCEPTION*
--------------------------------------------------------------------------------------------------------------------
Alliance Money Market                             $  995.36    $1,080.28    $1,169.07     $1,486.17     $ 2,483.25
--------------------------------------------------------------------------------------------------------------------
Alliance High Yield                               $  888.24    $1,287.80    $1,475.06     $2,486.46     $ 2,752.35
--------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                             $1,240.80    $1,973.37    $2,501.91     $4,766.00     $22,115.73
--------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                         $  943.88    $1,265.63    $1,579.30     $4,867.64     $ 6,766.56
--------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                         $  897.91        --           --            --        $ 1,143.96
--------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                               $1,200.55        --           --            --        $ 1,200.55
--------------------------------------------------------------------------------------------------------------------
BT Small Company Index                            $  919.75        --           --            --        $   919.75
--------------------------------------------------------------------------------------------------------------------
BT International Equity Index                     $1,148.97        --           --            --        $ 1,148.97
--------------------------------------------------------------------------------------------------------------------
JPM Core Bond                                     $1,035.71        --           --            --        $ 1,035.71
--------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                            $1,148.66        --           --            --        $ 1,148.66
--------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                            $  870.98        --           --            --        $   870.98
--------------------------------------------------------------------------------------------------------------------
MFS Research                                      $1,190.05        --           --            --        $ 1,378.02
--------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                     $1,296.65        --           --            --        $ 1,587.26
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                  $1,061.92        --           --            --        $ 1,242.00
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                      $1,013.14        --           --            --        $ 1,052.28
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity            $  666.82        --           --            --        $   512.53
--------------------------------------------------------------------------------------------------------------------

----------------

+ If you start receiving annuity payments within three years of making an additional contribution we will recover the amount of any credit that applied to that contribution.

*    Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
16
--------------------------------------------------------------------------------

                                    TABLE 3

         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:

----------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                                                                                                        PORTFOLIO
                                             1 YEAR    3 YEARS    5 YEARS     10 YEARS     20 YEARS     INCEPTION*
----------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                        3.40%       3.42%      3.23%       3.63%         --           5.11%
----------------------------------------------------------------------------------------------------------------------
   Lipper Money Market                       4.84%       4.87%      4.77%       5.20%         --           6.77%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 5.05%       5.18%      5.11%       5.44%         --           6.76%
----------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                         (6.90)%      9.30%      7.96%       9.11%         --           8.45%
----------------------------------------------------------------------------------------------------------------------
   Lipper High Current Yield                (0.44)%      8.21%      7.37%       9.34%         --           8.97%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 3.66%       9.11%      9.01%      11.08%         --          10.72%
----------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                       27.00%      25.24%     19.66%      16.44%       16.42%        14.24%
----------------------------------------------------------------------------------------------------------------------
   Lipper Growth                            22.86%      22.23%     18.63%      16.72%       16.30%        16.01%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%      28.23%     24.06%      19.21%       17.76%        15.98%
----------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                   (1.55)%      8.69%      9.39%      16.69%         --          15.59%
----------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap Growth                    12.16%      16.33%     14.87%      15.44%         --          13.69%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 8.28%      17.77%     15.56%      16.49%         --          14.78%
----------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                   (5.97)%       --         --          --           --          10.25%
----------------------------------------------------------------------------------------------------------------------
   Lipper Small Company Growth              (0.33)%       --         --          --           --          16.72%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 1.23%        --         --          --           --          16.58%
----------------------------------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX                         23.13%        --         --          --           --          23.13%
----------------------------------------------------------------------------------------------------------------------
   Lipper S&P 500 Index                     26.78%        --         --          --           --          26.78%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%        --         --          --           --          28.58%
----------------------------------------------------------------------------------------------------------------------
BT SMALL COMPANY INDEX                      (3.87)%       --         --          --           --          (3.87)%
----------------------------------------------------------------------------------------------------------------------
   Lipper Small Cap                          1.53%        --         --          --           --           1.53%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%       --         --          --           --          (2.54)%
----------------------------------------------------------------------------------------------------------------------
BT INTERNATIONAL EQUITY INDEX               18.17%        --         --          --           --          18.17%
----------------------------------------------------------------------------------------------------------------------
   Lipper International                     12.17%        --         --          --           --          12.17%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                20.00%        --         --          --           --          20.00%
----------------------------------------------------------------------------------------------------------------------
JPM CORE BOND                                7.28%        --         --          --           --           7.28%
----------------------------------------------------------------------------------------------------------------------
   Lipper Intermediate Investment Grade
   Debt                                      7.23%        --         --          --           --           7.23%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                 8.72%        --         --          --           --           8.72%
----------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                      18.14%        --         --          --           --          18.14%
----------------------------------------------------------------------------------------------------------------------
   Lipper Capital Appreciation              24.16%        --         --          --           --          24.16%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%        --         --          --           --          28.58%
----------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                      (8.56)%       --         --          --           --          (8.56)%
----------------------------------------------------------------------------------------------------------------------
   Lipper Small Cap                          1.53%        --         --          --           --           1.53%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%       --         --          --           --          (2.54)%
----------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                                22.12%        --         --          --           --          22.44%
----------------------------------------------------------------------------------------------------------------------
   Lipper Growth                            25.82%        --         --          --           --          28.73%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%        --         --          --           --          31.63%
----------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES               32.37%        --         --          --           --          32.69%
----------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap                           15.97%        --         --          --           --          22.72%
----------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%       --         --          --           --          14.53%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              17
--------------------------------------------------------------------------------

                               TABLE 3 (CONTINUED)
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:

-------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                                                                                                        PORTFOLIO
                                              1 YEAR    3 YEARS    5 YEARS     10 YEARS     20 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY               9.80%       --         --          --           --         15.46%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
    Lipper Growth & Income                    15.54%       --         --          --           --         21.32%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
    Benchmark                                 28.58%       --         --          --           --         31.63%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
MERRILL LYNCH WORLD STRATEGY                   5.11%       --         --          --           --          5.23%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
    Lipper Global Flexible Portfolio           9.34%       --         --          --           --         11.15%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
    Benchmark                                 19.55%       --         --          --           --         20.00%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
MORGAN STANLEY EMERGING MARKETS EQUITY       (28.19)%      --         --          --           --        (33.79)%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
    Lipper Emerging Markets                  (30.50)%      --         --          --           --        (36.28)%
------------------------------------------- ---------- ---------- ---------- ------------ ------------ ------------
    Benchmark                                (25.34)%      --         --          --           --        (28.92)%
-------------------------------------------------------------------------------------------------------------------

----------------
* Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
18
--------------------------------------------------------------------------------

                                     TABLE 4
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:

--------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                                                                                                        PORTFOLIO
                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    20 YEARS     INCEPTION*
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                          3.40%     10.60%     17.22%      42.89%        --         138.78%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Money Market                         4.84%     15.34%     26.25%      66.09%        --         214.68%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                   5.05%     16.35%     28.27%      69.88%        --         214.45%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 ALLIANCE HIGH YIELD                           (6.90)%    30.56%     46.65%     139.11%        --         164.68%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper High Current Yield                  (0.44)%    26.80%     43.00%     145.62%        --         182.21%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                   3.66%     29.90%     53.96%     186.01%        --         239.69%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 ALLIANCE COMMON STOCK                         27.00%     96.46%    145.35%     358.29%     1,991.24%   2,026.84%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Growth                              22.86%     84.52%    138.97%     388.00%     2,185.68%   3,490.04%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                  28.58%    110.85%    193.91%     479.62%     2,530.43%   2,919.92%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 ALLIANCE AGGRESSIVE STOCK                     (1.55)%    28.42%     56.67%     368.05%        --         550.62%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Mid-Cap Growth                      12.16%     58.64%    102.73%     334.88%        --         448.32%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                   8.28%     63.35%    106.12%     360.30%        --         494.67%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 ALLIANCE SMALL CAP GROWTH                     (5.97)%      --        --           --          --          17.69%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Small Company Growth                (0.33)%      --        --           --          --          28.98%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                   1.23%       --        --           --          --          29.23%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 BT EQUITY 500 INDEX                           23.13%       --        --           --          --          23.13%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper S&P 500 Index                       26.78%       --        --           --          --          26.78%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                  28.58%       --        --           --          --          28.58%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 BT SMALL COMPANY INDEX                        (3.87)%      --        --           --          --          (3.87)%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Small Cap                            1.53%       --        --           --          --           1.49%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                  (2.54)%      --        --           --          --          (2.54)%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 BT INTERNATIONAL EQUITY INDEX                 18.17%       --        --           --          --          18.17%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper International                       12.17%       --        --           --          --          12.23%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                  20.00%       --        --           --          --          20.00%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 JPM CORE BOND                                  7.28%       --        --           --          --           7.28%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Intermediate Investment Grade
    Debt                                        7.23%       --        --           --          --           7.23%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                   8.72%       --        --           --          --           8.72%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 LAZARD LARGE CAP VALUE                        18.14%       --        --           --          --          18.14%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Capital Appreciation                24.16%       --        --           --          --          24.09%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                  28.58%       --        --           --          --          28.58%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 LAZARD SMALL CAP VALUE                        (8.56)%      --        --           --          --          (8.56)%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Small Cap                            1.53%       --        --           --          --           1.53%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                  (2.54)%      --        --           --          --          (2.54)%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
 MFS RESEARCH                                  22.12%       --        --           --          --          40.19%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Lipper Growth                              25.82%       --        --           --          --          52.86%
--------------------------------------------- --------- --------- ----------- ----------- ----------- --------------
    Benchmark                                  28.58%       --        --           --          --          57.60%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              19
--------------------------------------------------------------------------------

                               TABLE 4 (CONTINUED)
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                                                                                                           PORTFOLIO
                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS    20 YEARS     INCEPTION*
-----------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES                  32.37%        --         --          --          --          60.31%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Lipper Mid-Cap                              15.97%        --         --          --          --          42.16%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Benchmark                                   (2.54)%       --         --          --          --          25.40%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
 MERRILL LYNCH BASIC VALUE EQUITY                9.80%        --         --          --          --          27.11%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Lipper Growth & Income                      15.54%        --         --          --          --          15.59%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Benchmark                                   28.58%        --         --          --          --          57.60%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
 MERRILL LYNCH WORLD STRATEGY                    5.11%        --         --          --          --           8.88%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Lipper Global Flexible Portfolio             9.34%        --         --          --          --          19.41%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Benchmark                                   19.55%        --         --          --          --          33.33%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
 MORGAN STANLEY EMERGING MARKETS EQUITY        (28.19)%       --         --          --          --         (43.02)%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Lipper Emerging Markets                    (30.50)%       --         --          --          --         (45.67)%
--------------------------------------------- ---------- ----------- ----------- ----------- ----------- --------------
    Benchmark                                  (25.34)%       --         --          --          --         (36.71)%
-----------------------------------------------------------------------------------------------------------------------

----------------
* Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
20
--------------------------------------------------------------------------------

                                                                TABLE 5
                                                     YEAR-BY-YEAR RATES OF RETURN

-------------------------------------------------------------------------------------------------------------------------------
                              1989     1990      1991      1992      1993      1994      1995      1996      1997       1998
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market         7.18%    6.23%     4.23%     1.65%     1.06%     2.10%     3.80%     3.37%     3.48%     3.40%
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield           3.20%   (2.95)%   22.17%    10.23%    20.88%    (4.58)%   17.71%    20.60%    16.28%    (6.90)%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock        23.28%   (9.82)%   35.34%     1.31%    22.52%    (3.94)%   30.01%    21.97%    26.84%    27.00%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock    40.86%    6.16%    83.43%    (4.95)%   14.59%    (5.59)%   29.21%    19.93%     8.77%    (1.55)%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth      --       --        --        --        --        --        --        --      25.16%+   (5.97)%
-------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index            --       --        --        --        --        --        --        --        --      23.13%
-------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index         --       --        --        --        --        --        --        --        --      (3.87)%
-------------------------------------------------------------------------------------------------------------------------------
BT International Equity
  Index                        --       --        --        --        --        --        --        --        --      18.17%
-------------------------------------------------------------------------------------------------------------------------------
JPM Core Bond                  --       --        --        --        --        --        --        --        --       7.28%
-------------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value         --       --        --        --        --        --        --        --        --      18.14%
-------------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value         --       --        --        --        --        --        --        --        --      (8.56)%
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                   --       --        --        --        --        --        --        --      14.80%+   22.12%
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth
  Companies                    --       --        --        --        --        --        --        --      21.11%+   32.37%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value
  Equity                       --       --        --        --        --        --        --        --      15.77%+    9.80%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World
  Strategy                     --       --        --        --        --        --        --        --       3.58%+    5.11%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging
  Markets Equity               --       --        --        --        --        --        --        --     (20.66)%+ (28.19)%
-------------------------------------------------------------------------------------------------------------------------------

----------------
+ Returns for these Portfolios represent less than 12 months of performance. The returns are as of each Portfolio inception date as shown in Table 1.